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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.A 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders

Russell Investments

2018 SEMI-ANNUAL REPORT

Russell Investment Funds

JUNE 30, 2018

FUND

U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2018 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$1,020.90	$1,020.63
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.21	$4.21
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.84%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

U.S. Strategic Equity Fund 3

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.6%			Tupperware Brands Corp.	17,300	713
Consumer Discretionary - 19.8%			Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	9,700	2,265
Advance Auto Parts, Inc.	6,300	855	VF Corp.	5,200	424
Amazon. com, Inc. (Æ)	5,696	9,681	Visteon Corp. (Æ)	4,360	564
Aramark	5,800	215	Wal-Mart Stores, Inc.	84,326	7,222
AutoZone, Inc. (Æ)	470	315	Walt Disney Co. (The)	74,489	7,807
Best Buy Co. , Inc.	3,600	268	Williams-Sonoma, Inc.	2,200	135
Brunswick Corp.	2,400	155	Yum China Holdings, Inc.	10,100	388
Burlington Stores, Inc. (Æ)	1,020	154	Yum! Brands, Inc.	2,800	219
Carnival Corp.	53,600	3,072
Carter's, Inc.	600	65			88,500
CBS Corp. Class B	50,871	2,860
Chipotle Mexican Grill, Inc. Class A(Æ)	310	134	Consumer Staples - 9.0%
			Altria Group, Inc.	9,300	528
Cinemark Holdings, Inc.	9,000	316	Anheuser-Busch InBev SA - ADR	27,300	2,751
Columbia Sportswear Co.	1,300	119	Archer-Daniels-Midland Co.	24,500	1,122
Comcast Corp. Class A	177,200	5,813	Bunge, Ltd.	9,400	655
Cooper-Standard Holdings, Inc. (Æ)	990	129	Coca-Cola Co. (The)	154,561	6,778
Costco Wholesale Corp.	3,920	819	Colgate-Palmolive Co.	11,300	732
Darden Restaurants, Inc.	28,400	3,041	ConAgra Foods, Inc.	6,600	236
Diageo PLC - ADR	15,900	2,290	Constellation Brands, Inc. Class A	2,200	482
Dick's Sporting Goods, Inc.	2,900	102	CVS Health Corp.	15,800	1,017
Domino's Pizza, Inc.	2,640	745	Heineken NV - ADR	26,100	1,310
DR Horton, Inc.	30,400	1,246	Hershey Co. (The)	500	47
Dunkin' Brands Group, Inc.	20,800	1,437	Ingredion, Inc.	2,700	299
eBay, Inc. (Æ)	99,800	3,619	JM Smucker Co. (The)	1,500	161
Foot Locker, Inc.	2,200	116	Kellogg Co.	65,800	4,597
Ford Motor Co.	65,000	720	Kraft Heinz Co. (The)	40,552	2,548
Fortune Brands Home & Security, Inc.	800	43	Molson Coors Brewing Co. Class B	20,700	1,408
GameStop Corp. Class A	4,700	68	Mondelez International, Inc. Class A	51,203	2,099
Garmin, Ltd.	2,000	122	Monster Beverage Corp. (Æ)	4,200	241
General Motors Co.	116,122	4,576	Nestle SA - ADR	60,800	4,708
Goodyear Tire & Rubber Co. (The)	47,300	1,102	PepsiCo, Inc.	17,842	1,943
Graham Holdings Co. Class B	1,000	586	Philip Morris International, Inc.	15,600	1,260
Hilton Worldwide Holdings, Inc.	6,100	483	Pinnacle Foods, Inc.	32,789	2,133
Home Depot, Inc. (The)	12,200	2,380	Procter & Gamble Co. (The)	35,300	2,756
Hyatt Hotels Corp. Class A	2,500	193	Tyson Foods, Inc. Class A	3,600	248
John Wiley & Sons, Inc. Class A	5,860	366
Lear Corp.	1,700	316			40,059
LKQ Corp. (Æ)	3,900	124
LVMH Moet Hennessy Louis Vuitton SE			Energy - 7.0%
- ADR	14,300	948	Anadarko Petroleum Corp.	28,700	2,102
Madison Square Garden Co. (The) Class A(Æ)	2,020	627	Andeavor(Æ)	3,700	485
Magna International, Inc. Class A	21,500	1,250	BP PLC - ADR	56,000	2,557
Marriott International, Inc. Class A	4,200	532	Canadian Natural Resources, Ltd.	81,900	2,955
McDonald's Corp.	40,070	6,278	Chevron Corp.	17,290	2,186
News Corp. Class A	10,269	159	ConocoPhillips	39,800	2,771
Nike, Inc. Class B	29,028	2,313	Devon Energy Corp.	48,800	2,145
Norwegian Cruise Line Holdings, Ltd. (Æ)	50,893	2,405	EOG Resources, Inc.	13,904	1,730
NVR, Inc. (Æ)	20	59	Exxon Mobil Corp.	23,000	1,903
PulteGroup, Inc.	9,300	267	Halliburton Co.	26,800	1,208
PVH Corp.	4,236	634	Kinder Morgan, Inc.	70,200	1,240
Ross Stores, Inc.	5,100	432	Marathon Petroleum Corp.	15,300	1,073
Service Corp. International	7,700	276	National Oilwell Varco, Inc.	11,400	495
Starbucks Corp.	18,500	904	Noble Energy, Inc.	7,300	258
Tapestry, Inc.	56,648	2,646	Occidental Petroleum Corp.	10,400	870
Target Corp.	3,300	251	Oceaneering International, Inc.	21,800	555
Tenneco, Inc.	3,100	137	PBF Energy, Inc. Class A	3,900	164

See accompanying notes which are an integral part of the financial statements.

4 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Peabody Energy Corp.	6,500	296	Nasdaq, Inc.	2,400	219
Phillips 66	10,800	1,213	New York Community Bancorp, Inc.	56,000	618
Pioneer Natural Resources Co.	9,292	1,758	Northern Trust Corp.	6,200	638
Schlumberger, Ltd.	25,500	1,709	OneMain Holdings, Inc. (Æ)	26,900	896
Transocean, Ltd. (Æ)	29,300	394	PayPal Holdings, Inc. (Æ)	6,400	533
Valero Energy Corp.	12,320	1,365	PNC Financial Services Group, Inc. (The)	8,310	1,122
World Fuel Services Corp.	2,700	55	Popular, Inc.	3,600	163
		31,487	ProAssurance Corp.	1,200	43
			Progressive Corp. (The)	11,200	663
Financial Services - 15.6%			Prudential Financial, Inc.	6,800	636
Aflac, Inc.	6,400	275	Radian Group, Inc.	32,100	521
Allstate Corp. (The)	10,100	922	Raymond James Financial, Inc.	2,600	232
Ally Financial, Inc.	12,900	339	Rayonier, Inc. (ö)	6,700	259
American Express Co.	4,000	392	Reinsurance Group of America, Inc. Class A	1,580	211
American Homes 4 Rent Class A(ö)	11,700	260	Santander Consumer USA Holdings, Inc.	75,300	1,437
American International Group, Inc.	12,600	668	SLM Corp. (Æ)	52,300	599
American National Insurance Co.	1,900	227	State Street Corp.	9,330	869
Assured Guaranty, Ltd.	6,600	236	SunTrust Banks, Inc.	11,000	726
Athene Holding, Ltd. Class A(Æ)	4,700	206	Synchrony Financial	31,500	1,051
Bank of America Corp.	144,541	4,075	Total System Services, Inc.	3,600	304
Bank of New York Mellon Corp. (The)	18,400	993	Travelers Cos. , Inc. (The)	6,370	779
BB&T Corp.	1,500	76	US Bancorp	2,700	135
Berkshire Hathaway, Inc. Class B(Æ)	20,200	3,769	Visa, Inc. Class A	6,500	861
Blackstone Group, LP (The)	73,700	2,371	Voya Financial, Inc.	7,500	352
BNP Paribas - ADR	35,600	1,095	Wells Fargo & Co.	9,300	516
Broadridge Financial Solutions, Inc.	6,000	691	Willis Towers Watson PLC(Æ)	1,600	243
Capital One Financial Corp.	33,581	3,086			69,653
Cboe Global Markets, Inc.	5,500	572
CBRE Group, Inc. Class A(Æ)	8,200	391	Health Care - 10.7%
Citigroup, Inc.	97,695	6,537	AbbVie, Inc.	6,800	630
Citizens Financial Group, Inc.	18,330	713	Aerie Pharmaceuticals, Inc. (Æ)	28,754	1,943
Comerica, Inc.	4,700	427	Aetna, Inc.	13,235	2,429
Commerce Bancshares, Inc.	4,400	285	Agilent Technologies, Inc.	6,200	383
Discover Financial Services	6,800	479	Akorn, Inc. (Æ)	23,600	392
E*Trade Financial Corp. (Æ)	8,300	508	Align Technology, Inc. (Æ)	2,220	760
Equinix, Inc. (Æ)(ö)	1,340	576	Allergan PLC	6,040	1,007
Equity Commonwealth(Æ)(ö)	4,700	148	Allscripts Healthcare Solutions, Inc. (Æ)	14,528	174
Equity Residential(ö)	8,300	529	AmerisourceBergen Corp. Class A	2,000	171
Everest Re Group, Ltd.	1,260	290	Amgen, Inc.	2,500	461
Fidelity National Information Services, Inc.	5,700	604	Anthem, Inc. (Æ)	7,150	1,701
First Data Corp. Class A(Æ)	58,400	1,222	Baxter International, Inc.	12,500	923
Fiserv, Inc. (Æ)	4,200	311	Becton Dickinson and Co.	1,400	335
Global Payments, Inc.	500	56	Bio-Rad Laboratories, Inc. Class A(Æ)	2,000	577
Goldman Sachs Group, Inc. (The)	10,587	2,335	Bio-Techne Corp. (Æ)	4,000	592
HCP, Inc. (ö)	10,500	271	Bristol-Myers Squibb Co.	17,300	957
Intercontinental Exchange, Inc.	9,800	721	Bruker Corp.	14,200	412
Jack Henry & Associates, Inc.	3,700	482	Cardinal Health, Inc.	9,000	440
Jefferies Financial Group, Inc. (Æ)	5,000	114	Celgene Corp. (Æ)	41,769	3,316
JPMorgan Chase & Co.	67,686	7,053	Centene Corp. (Æ)	7,600	936
KKR & Co. , LP	115,000	2,858	Cerner Corp. (Æ)	800	48
Lazard, Ltd. Class A	1,900	93	Charles River Laboratories International,
Lincoln National Corp.	16,361	1,018	Inc. (Æ)	800	90
M&T Bank Corp.	4,350	740	Cigna Corp.	7,520	1,278
MasterCard, Inc. Class A	11,030	2,168	Eli Lilly & Co.	16,400	1,399
MetLife, Inc.	38,491	1,679	Envision Healthcare Corp. (Æ)	3,600	158
Morgan Stanley	41,097	1,948	Express Scripts Holding Co. (Æ)	5,200	401
Morningstar, Inc.	1,700	218	Gilead Sciences, Inc.	13,200	935

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 5

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Henry Schein, Inc. (Æ)	1,600	116	Sonoco Products Co.	2,300	121
Horizon Pharma PLC(Æ)	39,000	646	Tahoe Resources, Inc.	110,500	544
Humana, Inc.	4,240	1,262			10,853
IDEXX Laboratories, Inc. (Æ)	1,100	240
Illumina, Inc. (Æ)	700	196	Producer Durables - 11.1%
Intuitive Surgical, Inc. (Æ)	2,470	1,182	3M Co.	2,800	551
Jazz Pharmaceuticals PLC(Æ)	3,100	534	Accenture PLC Class A	3,200	523
Johnson & Johnson	18,620	2,260	AECOM(Æ)	18,200	601
Laboratory Corp. of America Holdings(Æ)	3,000	539	AerCap Holdings NV(Æ)	28,400	1,538
LifePoint Health, Inc. (Æ)	4,500	220	AGCO Corp.	6,700	407
Loxo Oncology, Inc. (Æ)	6,645	1,153	American Airlines Group, Inc.	21,600	820
Mallinckrodt PLC(Æ)	15,500	289	Ametek, Inc.	5,800	419
McKesson Corp.	5,540	739	Apergy Corp. (Æ)	300	13
Medtronic PLC	4,400	377	Automatic Data Processing, Inc.	2,100	282
Merck & Co. , Inc.	22,200	1,348	Avery Dennison Corp.	4,700	480
Molina Healthcare, Inc. (Æ)	1,100	108	Babcock & Wilcox Co. (The) Class W(Æ)	6,800	424
Mylan NV(Æ)	21,900	791	Boeing Co. (The)	11,421	3,832
PerkinElmer, Inc.	7,000	513	Booz Allen Hamilton Holding Corp. Class A	3,400	149
Pfizer, Inc.	46,100	1,673	Carlisle Cos. , Inc.	500	54
Portola Pharmaceuticals, Inc. (Æ)	9,900	374	Caterpillar, Inc.	1,300	176
Qiagen NV(Æ)	10,700	387	Copa Holdings SA Class A	2,600	246
Quest Diagnostics, Inc.	4,600	506	Copart, Inc. (Æ)	1,600	90
Sage Therapeutics, Inc. (Æ)	10,409	1,629	CoStar Group, Inc. (Æ)	1,400	578
Shire PLC - ADR	3,700	625	CSX Corp.	1,600	102
Steris PLC	1,800	189	Cummins, Inc.	2,100	279
Stryker Corp.	500	84	Danaher Corp.	1,300	128
Teleflex, Inc.	400	107	Deere & Co.	14,329	2,003
Thermo Fisher Scientific, Inc.	2,600	539	Delta Air Lines, Inc.	24,100	1,194
United Therapeutics Corp. (Æ)	600	68	Dover Corp.	600	44
UnitedHealth Group, Inc.	10,894	2,671	Eaton Corp. PLC	5,900	441
Universal Health Services, Inc. Class B	3,300	368	EMCOR Group, Inc.	2,800	213
Varian Medical Systems, Inc. (Æ)	500	57	Esterline Technologies Corp. (Æ)	1,800	133
Vertex Pharmaceuticals, Inc. (Æ)	3,610	614	Evoqua Water Technologies Corp. (Æ)	71,821	1,472
WellCare Health Plans, Inc. (Æ)	3,040	748	Expeditors International of Washington, Inc.	7,300	533
West Pharmaceutical Services, Inc.	600	60	FedEx Corp.	8,381	1,903
Zimmer Biomet Holdings, Inc.	4,700	524	Fluor Corp.	5,900	288
Zoetis, Inc. Class A	12,800	1,090	General Dynamics Corp.	3,800	708
		47,674	Genpact, Ltd.	32,900	952
			Graco, Inc.	2,700	122
Materials and Processing - 2.4%			HD Supply Holdings, Inc. (Æ)	4,200	180
Air Products & Chemicals, Inc.	1,600	249	Heico Corp. Class A	6,250	381
Ashland Global Holdings, Inc.	7,800	609	HEICO Corp.	6,625	483
Ball Corp.	2,700	96	Honeywell International, Inc.	4,400	634
Berry Plastics Group, Inc. (Æ)	4,500	207	Hubbell, Inc. Class B	900	95
Cabot Corp.	4,000	247	Huntington Ingalls Industries, Inc.	500	108
Crown Holdings, Inc. (Æ)	20,000	895	IDEX Corp.	1,200	164
Domtar Corp.	9,400	449	IHS Markit, Ltd. (Æ)	9,100	469
DowDuPont, Inc.	46,790	3,084	Illinois Tool Works, Inc.	9,200	1,275
Eastman Chemical Co.	8,100	810	Insperity, Inc.	1,700	162
Huntsman Corp.	3,100	91	Itron, Inc. (Æ)	1,600	96
International Flavors & Fragrances, Inc.	4,720	585	Jacobs Engineering Group, Inc.	2,400	152
LyondellBasell Industries NV Class A	1,200	132	JB Hunt Transport Services, Inc.	500	61
NewMarket Corp.	100	40	Kansas City Southern	25,217	2,672
Owens Corning	2,000	127	Kirby Corp. (Æ)	1,800	150
Packaging Corp. of America	500	56	L3 Technologies, Inc.	3,300	635
Reliance Steel & Aluminum Co.	8,200	718	Landstar System, Inc.	5,570	608
Sherwin-Williams Co. (The)	4,400	1,793	Lockheed Martin Corp.	2,380	703

See accompanying notes which are an integral part of the financial statements.

6 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Macquarie Infrastructure Corp.	16,100	679	Cornerstone OnDemand, Inc. (Æ)	3,000	142
ManpowerGroup, Inc.	3,927	338	Corning, Inc.	20,900	575
Mettler-Toledo International, Inc. (Æ)	300	174	Dell Technologies, Inc. Class V(Æ)	5,500	465
Navistar International Corp. (Æ)	1,300	53	EchoStar Corp. Class A(Æ)	7,300	324
Northrop Grumman Corp.	3,200	985	Electronic Arts, Inc. (Æ)	7,390	1,042
Old Dominion Freight Line, Inc.	1,500	223	F5 Networks, Inc. (Æ)	3,370	581
Paychex, Inc.	4,100	280	Facebook, Inc. Class A(Æ)	29,161	5,666
Pentair PLC	1,200	50	FireEye, Inc. (Æ)	6,100	94
Quanta Services, Inc. (Æ)	63,133	2,108	Fortinet, Inc. (Æ)	5,100	318
Raytheon Co.	5,900	1,140	Gartner, Inc. (Æ)	2,300	306
Republic Services, Inc. Class A	3,300	226	Hewlett Packard Enterprise Co.	92,100	1,345
Rockwell Automation, Inc.	13,661	2,271	HP, Inc. (Æ)	54,600	1,239
Rockwell Collins, Inc.	7,600	1,024	Imperva, Inc. (Æ)	1,000	48
Roper Technologies, Inc.	1,500	414	Intel Corp.	27,500	1,367
Ryder System, Inc.	2,800	201	International Business Machines Corp.	2,500	349
Southwest Airlines Co.	4,000	204	IPG Photonics Corp. (Æ)	1,900	419
Spirit AeroSystems Holdings, Inc. Class A	5,200	447	Jabil Circuit, Inc.	8,700	240
Square, Inc. Class A(Æ)	4,000	247	Juniper Networks, Inc.	34,100	935
Stanley Black & Decker, Inc.	600	80	Lam Research Corp.	1,500	259
Teledyne Technologies, Inc. (Æ)	500	100	Leidos Holdings, Inc.	9,500	561
Terex Corp.	2,100	89	Liberty Expedia Holdings, Inc. Class A(Æ)	9,800	431
Textron, Inc.	6,900	455	LogMeIn, Inc.	1,500	155
Union Pacific Corp.	17,014	2,410	Marvell Technology Group, Ltd.	159,198	3,413
United Continental Holdings, Inc. (Æ)	16,500	1,151	Maxim Integrated Products, Inc.	6,300	370
United Technologies Corp.	7,800	975	Micron Technology, Inc. (Æ)	47,500	2,491
Waters Corp. (Æ)	1,700	329	Microsoft Corp.	100,649	9,925
WESCO International, Inc. (Æ)	3,000	171	NetApp, Inc.	11,900	935
Worldpay, Inc. Class A(Æ)	1,500	123	NVIDIA Corp.	8,736	2,069
XPO Logistics, Inc. (Æ)	19,280	1,931	Oracle Corp.	1,200	53
		49,604	Palo Alto Networks, Inc. (Æ)	1,720	353
			Pure Storage, Inc. Class A(Æ)	2,400	57
Technology - 18.3%			Qorvo, Inc. (Æ)	2,300	184
Adobe Systems, Inc. (Æ)	800	195	QUALCOMM, Inc.	4,000	224
Alibaba Group Holding, Ltd. - ADR(Æ)	10,514	1,951	Salesforce. com, Inc. (Æ)	5,500	750
Alphabet, Inc. Class A(Æ)	1,700	1,920	ServiceNow, Inc. (Æ)	2,050	354
Alphabet, Inc. Class C(Æ)	8,831	9,852	Skyworks Solutions, Inc.	2,600	251
Amdocs, Ltd.	16,800	1,112	Splunk, Inc. (Æ)	1,860	184
Amphenol Corp. Class A	5,400	471	SYNNEX Corp.	610	59
Analog Devices, Inc.	600	58	Synopsys, Inc. (Æ)	3,200	274
Apple, Inc.	62,396	11,549	Tableau Software, Inc. Class A(Æ)	1,500	147
Applied Materials, Inc.	5,300	245	Take-Two Interactive Software, Inc. (Æ)	2,200	260
Arista Networks, Inc. (Æ)	2,100	541	Tech Data Corp. (Æ)	4,660	383
ARRIS International PLC(Æ)	14,200	347	Teradata Corp. (Æ)	4,700	189
Arrow Electronics, Inc. (Æ)	10,100	761	Texas Instruments, Inc.	2,500	276
Aspen Technology, Inc. (Æ)	5,400	501	Twitter, Inc. (Æ)	12,000	524
Avnet, Inc.	6,000	257	Tyler Technologies, Inc. (Æ)	800	178
Box, Inc. Class A(Æ)	4,100	102	Verint Systems, Inc. (Æ)	2,700	120
Broadcom, Inc.	8,162	1,980	Viavi Solutions, Inc. Class W(Æ)	10,500	108
CA, Inc.	9,600	342	VMware, Inc. Class A(Æ)	2,100	309
Cars. com, Inc. (Æ)	15,200	432	Western Digital Corp.	5,800	449
Ciena Corp. (Æ)	2,400	64	Xilinx, Inc.	37,111	2,422
Cirrus Logic, Inc. (Æ)	1,300	50	Zynga, Inc. Class A(Æ)	102,400	417
Cisco Systems, Inc.	78,600	3,382			81,802
Citrix Systems, Inc. (Æ)	2,930	307
Cognizant Technology Solutions Corp. Class			Utilities - 2.7%
A	8,800	695	American Electric Power Co. , Inc.	3,800	263
CommVault Systems, Inc. (Æ)	1,500	99	AT&T, Inc.	201,045	6,454

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 7

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Avangrid, Inc.	3,600		191
Centennial Resource Development, Inc. Class
A(Æ)	32,000		578
CenterPoint Energy, Inc.	4,300		119
Consolidated Edison, Inc.	6,400		499
Edison International	8,800		557
Evergy, Inc.	9,100		511
Eversource Energy(Æ)	4,500		264
Exelon Corp.	15,800		673
Hawaiian Electric Industries, Inc.	19,100		655
NiSource, Inc.	10,900		286
PG&E Corp.	6,300		269
Pinnacle West Capital Corp.	3,000		242
Southern Co. (The)	8,500		394
T-Mobile US, Inc. (Æ)	4,000		239
US Cellular Corp. (Æ)	700		26
			12,220
Total Common Stocks
(cost $384,974)			431,852

Short-Term Investments - 3.6%
U. S. Cash Management Fund(@)	16,164,236	(8)	16,166
Total Short-Term Investments
(cost $16,166)			16,166

Total Investments 100.2%
(identified cost $401,140)			448,018

Other Assets and Liabilities, Net
-(0.2%)			(869)
Net Assets - 100.0%			447,149

See accompanying notes which are an integral part of the financial statements.

8 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			102	USD	13,880	09/18	(238)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(238)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$88,500	$—	$—		$—	$88,500	19.8
Consumer Staples	40,059	—	—		—	40,059	9.0
Energy	31,487	—	—		—	31,487	7.0
Financial Services	69,653	—	—		—	69,653	15.6
Health Care	47,674	—	—		—	47,674	10.7
Materials and Processing	10,853	—	—		—	10,853	2.4
Producer Durables	49,604	—	—		—	49,604	11.1
Technology	81,802	—	—		—	81,802	18.3
Utilities	12,220	—	—		—	12,220	2.7
Short-Term Investments	—	—	—		16,166	16,166	3.6
Total Investments	431,852	—	—		16,166	448,018	100.2
Other Assets and Liabilities, Net							(0.2)
							100.0
Other Financial Instruments

Liabilities
Futures Contracts	(238)	—	—		—	(238)	(0.1)
Total Other Financial Instruments*	$(238)	$—	$—		$—	$(238)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 9

Russell Investment Funds
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$238

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$925

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(181)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$750	$—	$750
Total Financial and Derivative Assets		750	—	750
Financial and Derivative Assets not subject to a netting agreement		(750)	—	(750)
Total Financial and Derivative Assets subject to a netting agreement		$ — $	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 11

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$401,140
Investments, at fair value(>)	448,018
Receivables:
Dividends and interest	436
Dividends from affiliated funds	29
Investments sold	33,011
Variation margin on futures contracts	750
Prepaid expenses	3
Total assets	482,247

Liabilities
Payables:
Due to custodian	1,179
Due to broker (a)	247
Investments purchased	33,202
Fund shares redeemed	93
Accrued fees to affiliates	295
Other accrued expenses	82
Total liabilities	35,098

Net Assets	$447,149

See accompanying notes which are an integral part of the financial statements.

12 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,238
Accumulated net realized gain (loss)	56,892
Unrealized appreciation (depreciation) on:
Investments	46,878
Futures contracts	(238)
Shares of beneficial interest	245
Additional paid-in capital	342,134
Net Assets	$447,149

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$18.26
Net assets	$447,148,933
Shares outstanding ($. 01 par value)	24,494,259
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$16,166

(a) Due to Broker for Futures	$247
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 13

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,914
Dividends from affiliated funds	31
Interest	2
Total investment income	3,947

Expenses
Advisory fees	1,660
Administrative fees	114
Custodian fees	32
Transfer agent fees .	10
Professional fees	40
Trustees’ fees	8
Printing fees	31
Miscellaneous	9
Total expenses	1,904
Net investment income (loss)	2,043

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	57,742
Futures contracts	925
Net realized gain (loss)	58,667
Net change in unrealized appreciation (depreciation) on:
Investments	(50,606)
Futures contracts	(181)
Net change in unrealized appreciation (depreciation)	(50,787)
Net realized and unrealized gain (loss)	7,880
Net Increase (Decrease) in Net Assets from Operations	$9,923

See accompanying notes which are an integral part of the financial statements.

14 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,043	$4,332
Net realized gain (loss)	58,667	45,648
Net change in unrealized appreciation (depreciation)	(50,787)	36,963
Net increase (decrease) in net assets from operations	9,923	86,943

Distributions
From net investment income	(1,804)	(4,792)
From net realized gain .	(14,614)	(44,141)
Net decrease in net assets from distributions	(16,418)	(48,933)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(8,083)	(19,336)
Total Net Increase (Decrease) in Net Assets	(14,578)	18,674

Net Assets
Beginning of period	461,727	443,053
End of period	$447,149	$461,727
Undistributed (overdistributed) net investment income included in net assets	$1,238	$999

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	128	$2,373	1,301	$22,933
Proceeds from reinvestment of distributions	892	16,419	2,691	48,933
Payments for shares redeemed	(1,443)	(26,875)	(5,019)	(91,202)
Total increase (decrease)	(423)	$(8,083)	(1,027)	$(19,336)

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 15

Russell Investment Funds
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018 (1)	18.53	. 08	. 32	. 40	(. 07)	(. 60)
December 31, 2017	17.08	. 17	3.29	3.46	(. 19)	(1.82)
December 31, 2016	16.64	. 19	1.53	1.72	(. 17)	(1.11)
December 31, 2015	18.11	. 15	. 05	. 20	(. 15)	(1.52)
December 31, 2014	18.85	. 22	1.94	2.16	(. 22)	(2.68)
December 31, 2013	15.15	. 19	4.75	4.94	(. 22)	(1.02)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 16

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)(g)	Net(e)(g)	Net Assets(e)	Turnover Rate(d)
(. 67)	18.26	2.09	447,149	. 84	. 84	. 90	128
(2.01)	18.53	20.80	461,727	. 83	. 83	. 94	80
(1.28)	17.08	10.64	443,053	. 83	. 83	1.15	101
(1.67)	16.64	1.11	454,341	. 84	. 84	. 84	99
(2.90)	18.11	11.70	488,531	. 86	. 86	1.13	101
(1.24)	18.85	32.92	475,100	. 84	. 84	1.07	86

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17

Russell Investment Funds
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$273,549
Administration fees	18,736
Transfer agent fees	1,649
Trustee fees	985
$294,919

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$27,698	$42,809	$54,342	$—	$1	$16,166	$31	$—
	$27,698	$42,809	$54,342	$—	$1	$16,166	$31	$—

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$403,638,033
Unrealized Appreciation	$50,878,155
Unrealized Depreciation	(6,735,778)
Net Unrealized Appreciation (Depreciation)	$44,142,377

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

18 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$1,066.40	$1,019.69
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.28	$5.16
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.03%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

U.S. Small Cap Equity Fund 19

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.2%			Lithia Motors, Inc. Class A	4,711	446
Consumer Discretionary - 14.8%			Malibu Boats, Inc. Class A(Æ)	2,874	121
2U, Inc. (Æ)	7,150	597	MarineMax, Inc. (Æ)	1,507	29
Acushnet Holdings Corp.	6,080	149	Matthews International Corp. Class A	12,706	747
Adtalem Global Education, Inc. (Æ)	2,832	136	Meredith Corp. (Ñ)	15,935	813
AH Belo Corp. Class A	7,237	34	Meritor, Inc. (Æ)	7,783	160
AMC Entertainment Holdings, Inc. Class A	7,255	115	Nexstar Media Group, Inc. Class A	13,706	1,006
Aspen Group, Inc. (Æ)	23,688	177	Noodles & Co. Class A(Æ)(Ñ)	23,303	287
At Home Group, Inc. (Æ)	11,479	449	Ollie's Bargain Outlet Holdings, Inc. (Æ)	7,796	565
B. Riley Financial, Inc.	22,144	499	Papa John's International, Inc.	5,583	283
Barnes & Noble Education, Inc. (Æ)	72,622	410	Peak Resorts, Inc.	13,639	68
Big Lots, Inc. (Ñ)	32,899	1,375	Penn National Gaming, Inc. (Æ)	2,586	87
BJ's Restaurants, Inc.	4,921	295	PetIQ, Inc. (Æ)(Ñ)	8,016	215
Bloomin' Brands, Inc.	30,841	620	Planet Fitness, Inc. Class A(Æ)	16,141	709
BMC Stock Holdings, Inc. (Æ)	10,440	218	Pool Corp.	5,401	818
Bojangles', Inc. (Æ)	30,988	446	Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	5,573	260
Boot Barn Holdings, Inc. (Æ)	18,697	388	Red Rock Resorts, Inc. Class A	3,249	109
Cable One, Inc.	746	547	Ruth's Hospitality Group, Inc.	7,664	215
Canada Goose Holdings, Inc. (Æ)	8,481	499	Sally Beauty Holdings, Inc. (Æ)	36,488	585
Cardlytics, Inc. (Æ)	4,542	99	Scientific Games Corp. Class A(Æ)	2,165	106
Carriage Services, Inc. Class A	12,393	304	SeaWorld Entertainment, Inc. (Æ)(Ñ)	5,779	126
Carrols Restaurant Group, Inc. (Æ)	2,441	36	Shutterfly, Inc. (Æ)	744	67
Central Garden & Pet Co. (Æ)	8,859	385	Skechers U. S. A. , Inc. Class A(Æ)	19,770	593
Central Garden & Pet Co. Class A(Æ)	14,667	594	Stamps. com, Inc. (Æ)	311	79
Century Casinos, Inc. (Æ)	4,644	41	Standard Motor Products, Inc.	9,534	461
Century Communities, Inc. (Æ)	11,769	371	Steven Madden, Ltd.	2,699	143
Cheesecake Factory, Inc. (The)(Ñ)	28,803	1,585	Sturm Ruger & Co. , Inc. (Ñ)	12,789	716
Chegg, Inc. (Æ)	43,492	1,209	Superior Uniform Group, Inc. (Å)	32,674	677
Children's Place, Inc. (The)	4,208	508	Texas Roadhouse, Inc. Class A	5,095	334
Chuy's Holdings, Inc. (Æ)	16,321	501	Thor Industries, Inc.	5,115	498
Conn's, Inc. (Æ)	29,511	974	TravelCenters of America LLC(Æ)	63,131	221
Cooper Tire & Rubber Co.	47,107	1,239	Tribune Media Co. Class A	1,888	72
Deckers Outdoor Corp. (Æ)	3,628	410	Tropicana Entertainment, Inc. (Æ)	6,016	439
Delta Apparel, Inc. (Æ)	10,978	212	Urban One, Inc. (Æ)	39,731	83
Eldorado Resorts, Inc. (Æ)	23,673	926	Urban Outfitters, Inc. (Æ)	4,035	180
Entravision Communications Corp. Class A	18,093	90	William Lyon Homes Class A(Æ)	23,479	545
Eros International PLC(Æ)	4,167	54	Wingstop, Inc.	2,363	123
EW Scripps Co. (The) Class A	10,652	143
First Cash Financial Services, Inc.	1,562	140			37,650
Five Below, Inc. (Æ)	399	39
Floor & Decor Holdings, Inc. Class A(Æ)	11,628	574	Consumer Staples - 3.7%
			Andersons, Inc. (The)	18,684	639
Fortress Transportation & Infrastructure			B&G Foods, Inc. Class A(Ñ)	13,180	394
Investors LLC	53,892	974
Fossil Group, Inc. (Æ)	32,833	882	Calavo Growers, Inc. (Ñ)	8,169	785
Full House Resorts, Inc. (Æ)	98,232	327	Casey's General Stores, Inc.	4,210	442
Genesco, Inc. (Æ)	16,221	644	Core-Mark Holding Co. , Inc.	14,528	330
Gentherm, Inc. (Æ)	24,710	971	Energizer Holdings, Inc.	34,294	2,160
G-III Apparel Group, Ltd. (Æ)	1,937	86	Farmer Brothers Co. (Æ)	3,631	111
Golden Entertainment, Inc. (Æ)	3,780	102	Flowers Foods, Inc.	35,807	746
Grand Canyon Education, Inc. (Æ)	6,763	755	Hain Celestial Group, Inc. (The)(Æ)	28,728	856
Gray Television, Inc. (Æ)	23,435	370	J&J Snack Foods Corp.	3,626	553
Horizon Global Corp. (Æ)(Ñ)	13,979	83	Lancaster Colony Corp.	650	90
Inspired Entertainment, Inc. (Æ)(Ñ)	8,262	52	Medifast, Inc.	1,183	189
Instructure, Inc. (Æ)	12,025	512	Nomad Foods, Ltd. (Æ)	30,211	580
J Alexander's Holdings, Inc. (Æ)	46,088	514	PetMed Express, Inc. (Ñ)	10,572	466
Jack in the Box, Inc.	7,421	632	Primo Water Corp. (Æ)	6,123	107
Lee Enterprises, Inc. (Æ)(Ñ)	130,580	372	Sanderson Farms, Inc.	841	88

See accompanying notes which are an integral part of the financial statements.

20 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Universal Corp.	13,477	890	Amerisafe, Inc.	7,717	446
		9,426	AmTrust Financial Services, Inc.	7,905	115
			Argo Group International Holdings, Ltd.	2,305	134
Energy - 3.9%			Aspen Insurance Holdings, Ltd.	16,298	663
Arch Coal, Inc. Class A	1,031	81	Banc of California, Inc.	2,162	42
Basic Energy Services, Inc. (Æ)	8,933	99	BancFirst Corp.	1,676	99
C&J Energy Services, Inc. (Æ)	11,547	273	Bancorp, Inc. (The)(Æ)	30,468	319
Callon Petroleum Co. (Æ)	14,981	161	BancorpSouth Bank	3,321	109
Carrizo Oil & Gas, Inc. (Æ)	12,305	343	Bank of Marin Bancorp	1,736	140
Civeo Corp. (Æ)	31,797	139	Bank of the Ozarks, Inc.	13,877	625
CONSOL Energy, Inc. (Æ)	4,805	184	BankUnited, Inc.	35,118	1,435
Delek US Holdings, Inc.	2,802	141	Banner Corp.	1,817	109
Dril-Quip, Inc. (Æ)	925	48	BBCN Bancorp, Inc.	5,123	91
Golar LNG, Ltd.	3,256	96	Berkshire Hills Bancorp, Inc.	2,450	99
Gores Holdings, Inc. Class A(Æ)	37,652	511	BofI Holding, Inc. (Æ)	3,901	160
Green Plains, Inc.	5,214	95	Brightsphere Investment Group(Æ)	18,016	257
Gulfport Energy Corp. (Æ)	89,973	1,130	Cadence Bancorp	9,875	285
Independence Contract Drilling, Inc. (Æ)	26,939	111	Cannae Holdings, Inc. (Æ)	35,226	653
Keane Group, Inc. (Æ)	9,405	129	Capitol Federal Financial, Inc.	7,958	105
Mammoth Energy Services, Inc. (Ñ)	10,216	347	Capstar Financial Holdings, Inc.	6,985	129
Matador Resources Co. (Æ)	5,576	168	Capstead Mortgage Corp. (ö)	15,593	140
Matrix Service Co. (Æ)	4,382	80	Carolina Financial Corp.	1,773	76
McDermott International, Inc. (Æ)	4,605	90	Cass Information Systems, Inc.	788	54
Nabors Industries, Ltd.	76,769	492	CatchMark Timber Trust, Inc. Class A(ö)	33,906	432
Newpark Resources, Inc. (Æ)	32,080	348	Cathay General Bancorp	2,829	115
Nine Energy Service, Inc. (Æ)	2,255	75	Central Valley Community Bancorp	3,937	83
Noble Corp. PLC(Æ)	20,220	128	Chemical Financial Corp.	5,057	282
Northern Oil and Gas, Inc. (Æ)	36,880	116	Chemung Financial Corp.	1,765	88
Oasis Petroleum, Inc. (Æ)	10,313	134	Chesapeake Lodging Trust(ö)	4,052	128
Pacific Ethanol, Inc. (Æ)	9,883	26	Civista Bancshares, Inc.	1,600	39
Par Pacific Holdings, Inc. (Æ)	4,350	76	CNO Financial Group, Inc.	54,023	1,029
Patterson-UTI Energy, Inc.	3,767	68	CoBiz Financial, Inc.	16,449	353
PBF Energy, Inc. Class A	17,899	750	Cohen & Steers, Inc.	8,889	371
PDC Energy, Inc. (Æ)	2,054	124	Columbia Banking System, Inc.	4,923	201
Phillips 66 Partners, LP(Ñ)	10,569	539	Community Bank System, Inc.	4,731	279
Profire Energy, Inc. (Æ)	13,397	45	Cousins Properties, Inc. (ö)	20,648	200
Range Resources Corp.	18,523	310	Cowen Group, Inc. Class A(Æ)	32,716	453
REX American Resources Corp. (Æ)	1,654	134	CyrusOne, Inc. (ö)	6,304	368
Ring Energy, Inc. (Æ)	10,921	138	Diamond Hill Investment Group, Inc.	1,452	282
RPC, Inc. (Ñ)	28,012	408	DiamondRock Hospitality Co. (ö)	9,660	119
Sanchez Energy Corp. (Æ)(Ñ)	25,362	115	Eagle Bancorp, Inc. (Æ)	1,464	90
Select Energy Services, Inc. Class A(Æ)	10,501	153	EastGroup Properties, Inc. (ö)	1,434	137
SemGroup Corp. Class A	10,274	261	Education Realty Trust, Inc. (ö)	17,210	714
Solaris Oilfield Infrastructure, Inc. Class			Employers Holdings, Inc.	3,405	137
A(Æ)	9,201	131	Enova International, Inc. (Æ)	5,729	209
SRC Energy, Inc. (Æ)	9,875	109	Enstar Group, Ltd. (Æ)	443	92
SunCoke Energy, Inc. (Æ)	22,195	297	Essent Group, Ltd. (Æ)	2,531	91
TPI Composites, Inc. (Æ)	14,450	423	Evercore, Inc. Class A	7,049	743
Unit Corp. (Æ)	15,597	399	Everi Holdings, Inc. (Æ)	27,466	198
			Ezcorp, Inc. Class A(Æ)	6,882	83
		10,025	Fair Isaac Corp. (Æ)	570	110
			FB Financial Corp.	3,388	138
Financial Services - 23.0%			FBL Financial Group, Inc. Class A	2,066	163
Acadia Realty Trust(ö)	3,004	82
Agree Realty Corp. (ö)	1,954	103	Federal Agricultural Mortgage Corp. Class C	4,495	402
American Equity Investment Life Holding			FedNat Holding Co.	5,800	134
Co.	52,526	1,892	Financial Engines, Inc.	3,492	157
			Financial Institutions, Inc.	2,390	79

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 21

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
First BanCorp	7,095	290	Meridian Bancorp, Inc.	4,897	94
First Busey Corp.	2,561	81	MGIC Investment Corp. (Æ)	11,749	126
First Citizens BancShares, Inc. Class A	352	142	Moelis & Co. Class A	1,986	116
First Commonwealth Financial Corp.	80,485	1,248	Morningstar, Inc.	5,518	708
First Defiance Financial Corp.	1,427	96	National Bankshares, Inc.	2,227	103
First Financial Bancorp	3,462	106	National Commerce Corp. (Æ)	1,400	65
First Financial Bankshares, Inc. (Ñ)	2,312	118	National General Holdings Corp.	52,627	1,386
First Financial Corp.	2,207	100	National Western Life Group, Inc. Class A	375	115
First Hawaiian, Inc.	21,697	630	Navigators Group, Inc. (The)	1,591	91
First Horizon National Corp.	44,111	787	NMI Holdings, Inc. Class A(Æ)	16,676	272
First Industrial Realty Trust, Inc. (ö)	4,185	140	Northrim BanCorp, Inc.	4,824	191
First Internet Bancorp	5,257	179	Northwest Bancshares, Inc.	7,167	125
First Merchants Corp.	1,930	90	OFG Bancorp(Ñ)	110,777	1,556
First Midwest Bancorp, Inc.	6,025	153	Old National Bancorp	30,070	559
FNB Corp.	184,207	2,473	Opus Bank	2,713	78
Four Corners Property Trust, Inc. (ö)	3,841	95	Outfront Media, Inc. (ö)	41,065	799
Fulton Financial Corp.	5,790	96	Owens Realty Mortgage, Inc. (ö)	4,603	77
Genworth Financial, Inc. Class A(Æ)	22,972	103	Pacific Premier Bancorp, Inc. (Æ)	5,539	211
German American Bancorp, Inc.	6,206	222	PCSB Financial Corp.	19,743	392
Glacier Bancorp, Inc.	2,702	105	Pebblebrook Hotel Trust(ö)	3,665	142
Gladstone Land Corp. (ö)	12,238	155	People's Utah Bancorp	2,792	100
Great Western Bancorp, Inc.	29,339	1,232	Piper Jaffray Cos.	929	71
Green Dot Corp. Class A(Æ)	12,570	923	Potlatch Corp. (ö)	7,840	399
Greenhill & Co. , Inc. (Ñ)	27,723	787	Preferred Bank	3,958	243
Hamilton Lane, Inc. Class A	3,013	145	Primerica, Inc.	1,690	168
Hancock Holding Co.	2,823	132	Prosperity Bancshares, Inc.	14,373	983
Health Insurance Innovations, Inc. Class			Provident Financial Services, Inc.	3,328	92
A(Æ)	5,272	171	PS Business Parks, Inc. (ö)	1,196	154
Heritage Commerce Corp.	5,232	89	Pzena Investment Management, Inc. Class A	22,086	203
Heritage Financial Corp.	11,963	417	QTS Realty Trust, Inc. Class A(ö)	11,525	455
Heritage Insurance Holdings, Inc.	4,151	69	R1 RCM, Inc. (Æ)	28,810	250
Hersha Hospitality Trust Class A(ö)	5,114	110	Radian Group, Inc.	7,338	119
Hilltop Holdings, Inc.	3,867	85	Redwood Trust, Inc. (ö)	5,433	89
Home BancShares, Inc.	36,464	823	Renasant Corp.	2,342	107
Horace Mann Educators Corp.	5,150	230	Retail Opportunity Investments Corp. (ö)	53,154	1,018
Houlihan Lokey, Inc. Class A	2,079	106	Rexford Industrial Realty, Inc. (ö)	4,133	130
Howard Bancorp, Inc. (Æ)	1,629	29	RLI Corp.	3,250	215
Iberiabank Corp.	12,866	975	RLJ Lodging Trust(ö)	30,664	676
Independence Realty Trust, Inc. (ö)	38,848	401	RMR Group, Inc. (The) Class A	1,162	91
Independent Bank Corp.	18,313	467	Ryman Hospitality Properties, Inc. (ö)	8,602	715
Infinity Property & Casualty Corp.	916	130	Safety Insurance Group, Inc.	1,267	108
InfraREIT, Inc. (ö)	1,946	43	Selective Insurance Group, Inc.	2,548	140
Investors Title Co.	337	62	Seritage Growth Properties(Ñ)(ö)	1,986	84
Jack Henry & Associates, Inc.	6,016	784	Shore Bancshares, Inc.	4,749	90
James River Group Holdings, Ltd.	20,803	817	STAG Industrial, Inc. (ö)	3,648	99
JER Investment Trust, Inc. (Æ)(Š)(Å)	1,771	—	State Auto Financial Corp.	7,815	234
Kearny Financial Corp.	96,349	1,296	State Bank Financial Corp.	7,699	257
Kemper Corp.	2,000	151	Sterling Bancorp	4,233	99
Kennedy-Wilson Holdings, Inc.	27,444	580	Stewart Information Services Corp.	2,354	101
Kingstone Cos. , Inc.	4,421	75	Stifel Financial Corp.	2,087	109
LaSalle Hotel Properties(ö)	7,603	260	Sunstone Hotel Investors, Inc. (ö)	11,743	195
LendingTree, Inc. (Æ)(Ñ)	1,441	308	Taubman Centers, Inc. (ö)	6,472	380
Live Oak Bancshares, Inc.	3,394	104	TCF Financial Corp.	13,925	343
LPL Financial Holdings, Inc.	3,461	227	Terreno Realty Corp. (ö)	3,173	120
MB Financial, Inc.	2,736	128	Texas Capital Bancshares, Inc. (Æ)	1,023	94
Medical Properties Trust, Inc. (ö)	26,822	377	Third Point Reinsurance, Ltd. (Æ)	3,826	48
Mercantile Bank Corp.	6,415	237	Timberland Bancorp, Inc.	1,541	58

See accompanying notes which are an integral part of the financial statements.

22 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
TriState Capital Holdings, Inc. (Æ)	4,423	115	Emergent BioSolutions, Inc. (Æ)	1,880	95
Triumph Bancorp, Inc. (Æ)	3,099	126	Enanta Pharmaceuticals, Inc. (Æ)	1,030	119
TrustCo Bank Corp.	12,289	109	Encompass Health Corp. (Æ)	12,532	849
UMB Financial Corp.	6,458	492	Ensign Group, Inc. (The)	26,567	952
Umpqua Holdings Corp.	96,590	2,183	Esperion Therapeutics, Inc. (Æ)	876	34
Union Bankshares Corp.	2,655	103	Exact Sciences Corp. (Æ)	3,767	225
United Bankshares, Inc.	3,296	120	FibroGen, Inc. (Æ)	3,152	197
United Community Banks, Inc.	3,137	96	GenMark Diagnostics, Inc. (Æ)	16,707	107
Universal Insurance Holdings, Inc.	2,883	101	Genomic Health, Inc. (Æ)	2,046	103
Urban Edge Properties(ö)	3,864	88	Global Blood Therapeutics, Inc. (Æ)	1,878	85
Valley National Bancorp	9,512	116	Globus Medical, Inc. Class A(Æ)	5,223	264
Veritex Holdings, Inc. (Æ)	3,548	110	HealthEquity, Inc. (Æ)	1,799	135
Waddell & Reed Financial, Inc. Class A(Ñ)	3,979	72	Heron Therapeutics, Inc. (Æ)	2,088	81
Washington Federal, Inc.	3,963	130	ICU Medical, Inc. (Æ)	413	121
Washington Real Estate Investment Trust(ö)	3,281	100	ImmunoGen, Inc. (Æ)	6,459	63
WesBanco, Inc.	8,525	384	Inogen, Inc. (Æ)	4,390	818
Westamerica Bancorporation	10,090	570	Insmed, Inc. (Æ)	3,080	73
Wintrust Financial Corp.	4,579	399	Insulet Corp. (Æ)	2,134	183
WisdomTree Investments, Inc.	9,197	84	Integra LifeSciences Holdings Corp. (Æ)	7,937	511
Xenia Hotels & Resorts, Inc. (ö)	5,994	146	Intersect ENT, Inc. (Æ)	2,248	84
		58,727	iRhythm Technologies, Inc. (Æ)	576	47
			Ironwood Pharmaceuticals, Inc. Class A(Æ)	13,224	253
Health Care - 12.8%			Jazz Pharmaceuticals PLC(Æ)	1,599	276
Acadia Healthcare Co. , Inc. (Æ)(Ñ)	8,715	357	K2M Group Holdings, Inc. (Æ)	6,769	152
Acceleron Pharma, Inc. (Æ)	1,874	91	Lannett Co. , Inc. (Æ)(Ñ)	57,609	783
Aclaris Therapeutics, Inc. (Æ)	2,811	56	LeMaitre Vascular, Inc.	2,193	73
Addus HomeCare Corp. (Æ)	6,881	394	LHC Group, Inc. (Æ)	11,868	1,016
Aimmune Therapeutics, Inc. (Æ)	3,781	102	Ligand Pharmaceuticals, Inc. Class B(Æ)	5,336	1,105
Aldeyra Therapeutics, Inc. (Æ)	8,368	67	LivaNova PLC(Æ)	1,029	103
Allscripts Healthcare Solutions, Inc. (Æ)	28,378	341	Loxo Oncology, Inc. (Æ)	638	111
AMAG Pharmaceuticals, Inc. (Æ)	55,427	1,081	Luminex Corp.	2,791	82
Amicus Therapeutics, Inc. (Æ)	6,885	108	Magellan Health, Inc. (Æ)	1,390	133
AMN Healthcare Services, Inc. (Æ)	7,028	412	Masimo Corp. (Æ)	2,531	247
AnaptysBio, Inc. (Æ)	1,026	73	Medidata Solutions, Inc. (Æ)	1,213	98
Anika Therapeutics, Inc. (Æ)	1,260	40	Meridian Bioscience, Inc.	13,033	207
Antares Pharma, Inc. (Æ)	75,039	194	Merit Medical Systems, Inc. (Æ)	13,486	690
Apollo Endosurgery, Inc. (Æ)	26,073	182	MiMedx Group, Inc. (Æ)(Ñ)	6,931	44
Atrion Corp.	201	120	Minerva Neurosciences, Inc. (Æ)	7,681	63
Avanos Medical, Inc. (Æ)	2,525	145	Molina Healthcare, Inc. (Æ)	3,503	343
AxoGen, Inc. (Æ)	8,378	421	Myriad Genetics, Inc. (Æ)	4,260	159
BioSpecifics Technologies Corp. (Æ)	1,155	52	National Research Corp. Class A	2,114	79
BioTelemetry, Inc. (Æ)	19,306	869	Nektar Therapeutics(Æ)	967	47
Bluebird Bio, Inc. (Æ)	1,692	266	Neogen Corp. (Æ)	2,169	174
Blueprint Medicines Corp. (Æ)	1,835	116	NeoGenomics, Inc. (Æ)	126,938	1,663
Cardiovascular Systems, Inc. (Æ)	4,151	134	Neos Therapeutics, Inc. (Æ)	43,131	270
CareDx, Inc. (Æ)	8,747	107	Neurocrine Biosciences, Inc. (Æ)	3,199	314
Catalent, Inc. (Æ)	3,903	163	Nevro Corp. (Æ)	2,547	203
Chemed Corp.	3,796	1,221	Nuvectra Corp. (Æ)	19,817	407
Clearside Biomedical, Inc. (Æ)	6,335	68	NxStage Medical, Inc. (Æ)	3,121	87
Clovis Oncology, Inc. (Æ)	2,402	109	Omnicell, Inc. (Æ)	12,709	667
Collegium Pharmaceutical, Inc. (Æ)	12,268	293	OraSure Technologies, Inc. (Æ)	3,748	62
Concert Pharmaceuticals, Inc. (Æ)	3,987	67	Orthofix International NV(Æ)	3,320	189
Corcept Therapeutics, Inc. (Æ)	10,531	166	Oxford Immunotec Global PLC(Æ)	7,351	95
CorVel Corp. (Æ)	7,418	401	Pacira Pharmaceuticals, Inc. (Æ)	2,549	82
CryoLife, Inc. (Æ)	2,316	65	PDL BioPharma, Inc. (Æ)	36,743	86
Cutera, Inc. (Æ)	2,163	87	Penumbra, Inc. (Æ)	2,919	403
Eagle Pharmaceuticals, Inc. (Æ)	672	51	Pfenex, Inc. (Æ)	27,489	149

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 23

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Prestige Brands Holdings, Inc. (Æ)	11,351	436	Omega Flex, Inc.	736	58
Prothena Corp. PLC(Æ)	2,745	40	Owens-Illinois, Inc. (Æ)	19,449	327
Quality Systems, Inc. (Æ)	3,762	73	Patrick Industries, Inc. (Æ)	2,969	169
Radius Health, Inc. (Æ)(Ñ)	1,573	46	PGT Innovations, Inc. (Æ)	19,152	399
Repligen Corp. (Æ)	3,781	178	PH Glatfelter Co.	2,242	44
Retrophin, Inc. (Æ)	9,420	257	Platform Specialty Products Corp. (Æ)	63,537	737
Sage Therapeutics, Inc. (Æ)	1,693	265	Quaker Chemical Corp.	4,882	756
Sangamo BioSciences, Inc. (Æ)	5,935	84	Quanex Building Products Corp.	10,678	192
Sarepta Therapeutics, Inc. (Æ)	2,712	358	Rayonier Advanced Materials, Inc.	38,082	651
SeaSpine Holdings Corp. (Æ)	26,458	334	Ryerson Holding Corp. (Æ)	9,987	111
Select Medical Holdings Corp. (Æ)	9,486	172	Silgan Holdings, Inc.	40,163	1,078
Spark Therapeutics, Inc. (Æ)	1,663	138	Simpson Manufacturing Co. , Inc.	2,204	137
Steris PLC	5,974	627	SiteOne Landscape Supply, Inc. (Æ)	5,246	441
Supernus Pharmaceuticals, Inc. (Æ)	11,262	674	Trex Co. , Inc. (Æ)	1,588	99
Surmodics, Inc. (Æ)	3,820	211	Triton International, Ltd.	1,501	46
Tabula Rasa HealthCare, Inc. (Æ)	7,157	457	Tronox, Ltd. Class A	7,547	149
Tactile Systems Technology, Inc. (Æ)	15,993	832	US Concrete, Inc. (Æ)(Ñ)	12,492	656
Teladoc, Inc. (Æ)(Ñ)	6,844	397	US Silica Holdings, Inc.	2,866	74
Triple-S Management Corp. Class B(Æ)	3,878	151	Valvoline, Inc.	18,644	402
Ultragenyx Pharmaceutical, Inc. (Æ)	2,268	174	Venator Materials PLC(Æ)	5,983	98
US Physical Therapy, Inc.	5,877	564	Versum Materials, Inc.	17,585	653
Utah Medical Products, Inc.	5,118	564			20,933
Varex Imaging Corp. (Æ)	14,974	555
Vericel Corp. (Æ)	33,016	320	Producer Durables - 12.9%
ViewRay, Inc. (Æ)(Ñ)	26,327	182	ABM Industries, Inc.	24,209	706
Voyager Therapeutics, Inc. (Æ)	2,537	50	ACCO Brands Corp.	100,570	1,392
Wright Medical Group NV(Æ)	4,074	106	Advanced Energy Industries, Inc. (Æ)	1,216	71
		32,725	AECOM(Æ)	16,278	538
			Aegion Corp. Class A(Æ)	15,572	401
Materials and Processing - 8.2%			Allied Motion Technologies, Inc.	10,342	495
AAON, Inc.	2,238	74	AquaVenture Holdings, Ltd. (Æ)	4,825	75
Advanced Drainage Systems, Inc.	17,041	487	ASGN, Inc. (Æ)	10,412	814
Apogee Enterprises, Inc.	46,162	2,224	Astec Industries, Inc.	1,514	91
Armstrong Flooring, Inc. (Æ)	25,011	351	Atlas Air Worldwide Holdings, Inc. (Æ)	21,685	1,554
Armstrong World Industries, Inc. (Æ)	6,690	423	AZZ, Inc.	13,459	585
Beacon Roofing Supply, Inc. (Æ)	629	27	Babcock & Wilcox Co. (The) Class W(Æ)	13,856	864
Belden, Inc.	751	46	Badger Meter, Inc.	10,909	488
Bemis Co. , Inc.	27,273	1,151	Barrett Business Services, Inc.	1,426	138
BlueLinx Holdings, Inc. (Æ)	12,315	462	BG Staffing, Inc.	7,889	183
Cabot Microelectronics Corp.	5,515	593	Brink's Co. (The)	6,039	482
Chase Corp.	411	48	Casella Waste Systems, Inc. Class A(Æ)	4,376	112
Comfort Systems USA, Inc.	15,383	705	Colfax Corp. (Æ)	3,579	110
Commercial Metals Co.	49,351	1,042	Columbus McKinnon Corp.	3,519	153
Compass Minerals International, Inc. (Ñ)	17,918	1,178	Construction Partners, Inc. Class A(Æ)	4,490	59
Ferroglobe PLC	49,565	425	Convergys Corp.	2,871	70
FutureFuel Corp.	7,489	105	Covanta Holding Corp.	64,000	1,056
Ingevity Corp. (Æ)	8,697	703	Covenant Transportation Group, Inc. Class
Innospec, Inc.	2,253	172	A(Æ)	4,072	128
Insteel Industries, Inc.	26,627	889	CPI Aerostructures, Inc. (Æ)	7,055	74
Interface, Inc. Class A	14,992	344	CRA International, Inc.	7,508	382
KMG Chemicals, Inc.	4,853	358	Deluxe Corp.	1,584	105
LB Foster Co. Class A(Æ)	8,563	197	DHT Holdings, Inc.	24,243	114
Materion Corp.	1,591	86	DMC Global, Inc. (Æ)	4,750	213
Mueller Water Products, Inc. Class A	50,617	593	DXP Enterprises, Inc. (Æ)	2,405	92
Neenah Paper, Inc.	6,224	528	Dycom Industries, Inc. (Æ)	2,590	245
NewMarket Corp.	972	393	Exponent, Inc.	18,462	892
NN, Inc.	2,758	52	Flir Systems, Inc.	4,017	209

See accompanying notes which are an integral part of the financial statements.

24 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Forrester Research, Inc.	1,691	71	Welbilt, Inc. (Æ)	24,072	537
Forward Air Corp.	8,245	487	WNS Holdings, Ltd. - ADR(Æ)	8,245	430
Gorman-Rupp Co. (The)	1,619	57	YRC Worldwide, Inc. (Æ)	56,744	570
GP Strategies Corp. (Æ)	7,872	139			32,912
Granite Construction, Inc.	5,313	296
Great Lakes Dredge & Dock Corp. (Æ)	34,613	182	Technology - 13.2%
Greenbrier Cos. , Inc.	4,543	240	ACM Research, Inc. Class A(Æ)(Ñ)	5,591	60
H&E Equipment Services, Inc.	1,297	49	Acxiom Corp. (Æ)	15,513	465
Healthcare Services Group, Inc.	11,882	513	Adesto Technologies Corp. (Æ)	23,543	198
HEICO Corp.	17,695	1,289	ADTRAN, Inc.	35,640	529
Heidrick & Struggles International, Inc.	2,347	82	Altair Engineering, Inc. Class A(Æ)	2,979	102
HNI Corp.	17,669	657	American Software, Inc. Class A	4,266	62
Hurco Cos. , Inc.	1,809	81	Anixter International, Inc. (Æ)	2,044	129
I3 Verticals, Inc. Class A(Æ)	5,527	84	Apptio, Inc. Class A(Æ)	18,867	683
Information Services Group, Inc. (Æ)	32,867	135	Aquantia Corp. (Æ)(Ñ)	17,112	198
JetBlue Airways Corp. (Æ)	33,848	642	Aspen Technology, Inc. (Æ)	1,647	153
KBR, Inc.	73,922	1,324	Asure Software, Inc. (Æ)(Ñ)	16,162	258
Kelly Services, Inc. Class A	3,783	85	Avaya Holdings Corp. (Æ)	34,391	691
Kennametal, Inc.	2,766	99	AVX Corp.	5,301	83
Kimball International, Inc. Class B	11,881	192	Bandwidth, Inc. Class A(Æ)	3,673	140
KLX, Inc. (Æ)	8,395	604	Benchmark Electronics, Inc.	5,130	150
Knight-Swift Transportation Holdings, Inc.			Blackline, Inc. (Æ)	7,111	309
(Æ)	4,071	156	Blucora, Inc. (Æ)	8,553	316
Kornit Digital, Ltd. (Æ)(Ñ)	20,052	357	Bottomline Technologies, Inc. (Æ)	11,815	589
Littelfuse, Inc.	2,818	643	Box, Inc. Class A(Æ)	13,169	329
Lydall, Inc. (Æ)	11,015	481	CACI International, Inc. Class A(Æ)	852	144
Manitowoc Co. , Inc. (The)(Æ)	21,702	561	CalAmp Corp. (Æ)	31,731	743
Marlin Business Services Corp.	2,454	73	Carbonite, Inc. (Æ)	24,827	866
Marten Transport, Ltd.	14,216	333	Cars. com, Inc. (Æ)	17,575	499
MasTec, Inc. (Æ)	14,222	722	Castlight Health, Inc. Class B(Æ)	25,336	108
MAXIMUS, Inc.	6,297	391	Cirrus Logic, Inc. (Æ)	2,017	77
Milacron Holdings Corp. (Æ)	2,223	42	Cohu, Inc.	4,366	107
Mitek Systems, Inc. (Æ)	13,537	120	CommVault Systems, Inc. (Æ)	2,541	167
Modine Manufacturing Co. (Æ)	8,288	151	Conduent, Inc. (Æ)	44,896	816
NV5 Global, Inc. (Æ)	3,782	262	Cornerstone OnDemand, Inc. (Æ)	9,302	441
Old Dominion Freight Line, Inc.	4,807	716	Coupa Software, Inc. (Æ)	3,689	230
Orion Group Holdings, Inc. (Æ)	17,683	146	Cree, Inc. (Æ)	1,324	55
PFSweb, Inc. (Æ)	25,017	243	Cypress Semiconductor Corp.	17,159	267
Radiant Logistics, Inc. (Æ)	13,199	52	Diodes, Inc. (Æ)	4,582	158
Raven Industries, Inc.	2,624	101	Ellie Mae, Inc. (Æ)	853	89
Ryder System, Inc.	7,816	562	Entegris, Inc.	2,158	73
Saia, Inc. (Æ)	5,637	456	EPAM Systems, Inc. (Æ)	877	109
Ship Finance International, Ltd.	7,330	110	Everbridge, Inc. (Æ)	8,581	407
SkyWest, Inc.	3,511	182	Fabrinet(Æ)	3,556	131
Spartan Motors, Inc.	16,953	256	Finisar Corp. (Æ)(Ñ)	35,790	644
Square, Inc. Class A(Æ)	3,337	206	FireEye, Inc. (Æ)	51,171	788
Standex International Corp.	5,319	544	Five9, Inc. (Æ)	51,800	1,792
Steelcase, Inc. Class A	88,180	1,190	Fusion Connect, Inc. (Æ)(Ñ)	51,908	205
Sun Hydraulics Corp.	2,589	125	Global Eagle Entertainment, Inc. (Æ)	23,659	60
Sykes Enterprises, Inc. (Æ)	3,386	97	Graham Corp.	2,718	70
TopBuild Corp. (Æ)	1,022	80	GrubHub, Inc. (Æ)(Ñ)	3,333	350
Triumph Group, Inc.	8,945	175	GSI Group, Inc. (Æ)	2,633	164
Tutor Perini Corp. (Æ)	8,434	156	GTT Communications, Inc. (Æ)	6,450	290
UniFirst Corp.	431	76	Hortonworks, Inc. (Æ)	9,846	179
Vishay Precision Group, Inc. (Æ)	13,515	516	II-VI, Inc. (Æ)	1,165	51
WageWorks, Inc. (Æ)	11,549	577	Insight Enterprises, Inc. (Æ)	4,702	230
Watts Water Technologies, Inc. Class A	4,052	318	Integrated Device Technology, Inc. (Æ)	41,334	1,319

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 25

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
InterDigital, Inc.	781	63	Allete, Inc.	2,235		173
InterXion Holding NV(Æ)	4,687	293	American States Water Co.	9,040		517
Kimball Electronics, Inc. (Æ)	24,889	455	Antero Midstream GP LP	31,310		591
Leaf Group, Ltd. (Æ)	23,939	260	Avista Corp.	2,825		149
ManTech International Corp. Class A	2,329	125	Boingo Wireless, Inc. (Æ)	49,507		1,117
Meet Group, Inc. (Æ)	25,706	115	Bonanza Creek Energy, Inc. (Æ)	3,131		119
Methode Electronics, Inc.	4,184	169	California Water Service Group	4,276		167
Mimecast, Ltd. (Æ)	17,496	721	Chesapeake Utilities Corp.	1,052		84
Mindbody Inc. Class A(Æ)	1,991	77	Cogent Communications Holdings, Inc.	8,963		479
MKS Instruments, Inc.	1,421	136	Consolidated Water Co. , Ltd.	2,918		38
MongoDB, Inc. (Æ)	908	45	El Paso Electric Co.	2,684		159
Monolithic Power Systems, Inc.	2,081	278	Enerplus Corp.	10,403		131
Monotype Imaging Holdings, Inc.	8,838	179	Evolution Petroleum Corp.	19,361		191
NCR Corp. (Æ)	21,936	658	Extraction Oil & Gas, Inc. (Æ)	3,976		58
NETGEAR, Inc. (Æ)	3,608	226	GCI Liberty, Inc. Class A(Æ)	18,054		813
NetScout Systems, Inc. (Æ)	3,368	100	Gogo, Inc. (Æ)(Ñ)	20,501		100
Nice, Ltd. - ADR(Æ)	4,047	420	Idacorp, Inc.	2,252		208
Nova Measuring Instruments, Ltd. (Æ)	6,147	168	j2 Global, Inc.	8,459		732
Nutanix, Inc. Class A(Æ)	5,569	287	Midstates Petroleum Co. , Inc. (Æ)	25,823		351
Paycom Software, Inc. (Æ)(Ñ)	1,907	188	New Jersey Resources Corp.	4,001		179
PC Connection, Inc.	4,918	163	Northwest Natural Gas Co.	1,663		106
PC-Telephone, Inc.	19,866	124	NorthWestern Corp.	2,016		115
Perficient, Inc. (Æ)	28,005	738	NRG Yield, Inc. Class A	28,535		487
Perspecta, Inc.	26,929	553	NRG Yield, Inc. Class C	8,853		152
PlayAGS, Inc. (Æ)	33,929	918	ONE Gas, Inc.	2,727		204
Plexus Corp. (Æ)	1,080	64	Ormat Technologies, Inc.	1,412		75
Power Integrations, Inc.	8,042	587	PNM Resources, Inc.	2,407		94
Proofpoint, Inc. (Æ)	4,895	564	Portland General Electric Co.	2,494		107
Q2 Holdings, Inc. (Æ)	2,060	118	Resolute Energy Corp. (Æ)(Ñ)	6,987		218
Quantenna Communications, Inc. (Æ)	24,553	382	RingCentral, Inc. Class A(Æ)	9,589		675
Rapid7, Inc. (Æ)	3,100	87	Sanchez Midstream Partners LP	6,285		74
RealPage, Inc. (Æ)	15,118	833	SJW Group	726		48
Sanmina Corp. (Æ)	5,308	156	South Jersey Industries, Inc. (Ñ)	12,206		409
ScanSource, Inc. (Æ)	4,699	189	Southwest Gas Holdings, Inc.	1,881		143
Semtech Corp. (Æ)	2,586	122	Spire, Inc.	12,044		850
ShotSpotter, Inc. (Æ)	14,865	564	Spok Holdings, Inc.	12,240		184
Silicon Laboratories, Inc. (Æ)	726	72	Ultra Petroleum Corp. (Æ)	7,248		17
Simulations Plus, Inc.	3,348	74	Vistra Energy Corp. (Æ)	11,027		261
Super Micro Computer, Inc. (Æ)	31,306	740	WGL Holdings, Inc.	1,757		156
Switch, Inc. Class A(Ñ)	24,909	303	Whiting Petroleum Corp. (Æ)	10,333		545
Synaptics, Inc. (Æ)	8,571	432	WildHorse Resource Development Corp. (Æ)
SYNNEX Corp.	792	76	(Ñ)	3,923		99
Tech Data Corp. (Æ)	790	65				11,869
TechTarget, Inc. (Æ)	6,206	176

Twilio, Inc. Class A(Æ)	5,219	292	Total Common Stocks
USA Technologies, Inc. (Æ)	51,924	727
Varonis Systems, Inc. (Æ)	14,374	1,071	(cost $210,347)			247,889
Verint Systems, Inc. (Æ)	1,202	53
ViaSat, Inc. (Æ)	930	61	Short-Term Investments - 2.8%
Vishay Intertechnology, Inc.	9,054	210	U. S. Cash Management Fund(@)	7,203,192	(8)	7,204
Xperi Corp.	57,297	922	Total Short-Term Investments
Yelp, Inc. Class A(Æ)	1,390	54	(cost $7,203)			7,204
Zynga, Inc. Class A(Æ)	23,506	96
		33,622	Other Securities - 6.2%
			U. S. Cash Collateral Fund(×)(@)	15,877,485	(8)	15,877
Utilities - 4.7%			Total Other Securities
Algonquin Power & Utilities Corp.	51,046	494	(cost $15,877)			15,877

See accompanying notes which are an integral part of the financial statements.

26 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$

	Total Investments 106.2%
	(identified cost $233,427)	270,970

	Other Assets and Liabilities, Net
-	(6.2%)	(15,939)
	Net Assets - 100.0%	255,031

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 27

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
Superior Uniform Group, Inc.	07/23/15	32,674	22.92	749	677
					677
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	13	USD	1,071	09/18	(19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(19)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$37,650	$—	$—	$—	$37,650	14.8
Consumer Staples	9,426	—	—	—	9,426	3.7
Energy	10,025	—	—	—	10,025	3.9
Financial Services	58,727	—	—	—	58,727	23.0
Health Care	32,725	—	—	—	32,725	12.8
Materials and Processing	20,933	—	—	—	20,933	8.2
Producer Durables	32,912	—	—	—	32,912	12.9
Technology	33,622	—	—	—	33,622	13.2
Utilities	11,869	—	—	—	11,869	4.7
Short-Term Investments	—	—	—	7,204	7,204	2.8
Other Securities	—	—	—	15,877	15,877	6.2
Total Investments	247,889	—	—	23,081	270,970	106.2
Other Assets and Liabilities, Net						(6.2)
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(19)	—	—	—	(19)	(—)*
Total Other Financial Instruments**	$(19)	$—	$—	$—	$(19)

See accompanying notes which are an integral part of the financial statements.

28 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 29

Russell Investment Funds
U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$19

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$831

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(68)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$15,441	$—	$15,441
Futures Contracts	Variation margin on futures contracts	58	—	58
Total Financial and Derivative Assets		15,499	—	15,499
Financial and Derivative Assets not subject to a netting agreement		(58)	—	(58)
Total Financial and Derivative Assets subject to a netting agreement		$15,441	$—	$15,441

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$1,153	$—	$1,153	$—
Citigroup	386	—	386	—
Credit Suisse	4,612	—	4,612	—
Goldman Sachs	4,218	—	4,218	—
HSBC	1,168	—	1,168	—
Merrill Lynch	3,859	—	3,859	—
Newedge	45	—	45	—
Total	$15,441	$—	$15,441	$—

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$2	$—	$2
Total Financial and Derivative Liabilities		2	—	2
Financial and Derivative Liabilities not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 31

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$233,427
Investments, at fair value(*)(>)	270,970
Cash	14
Receivables:
Dividends and interest	200
Dividends from affiliated funds	14
Variation margin on futures contracts	58
Prepaid expenses	1
Total assets	271,257

Liabilities
Payables:
Due to broker (a)	17
Fund shares redeemed	65
Accrued fees to affiliates	205
Other accrued expenses	60
Variation margin on futures contracts	2
Payable upon return of securities loaned	15,877
Total liabilities	16,226

Net Assets	$255,031

See accompanying notes which are an integral part of the financial statements.

32 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$449
Accumulated net realized gain (loss)	10,272
Unrealized appreciation (depreciation) on:
Investments	37,543
Futures contracts	(19)
Shares of beneficial interest	157
Additional paid-in capital	206,629
Net Assets	$255,031

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$16.23
Net assets	$255,031,477
Shares outstanding ($. 01 par value)	15,716,582
Amounts in thousands
(*) Securities on loan included in investments	$15,441
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$23,081

(a) Due to Broker for Futures	$17
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 33

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,457
Dividends from affiliated funds	105
Interest	1
Securities lending income (net)	94
Total investment income	1,657

Expenses
Advisory fees	1,132
Administrative fees	63
Custodian fees	32
Transfer agent fees	6
Professional fees	34
Trustees’ fees	5
Printing fees	18
Miscellaneous	7
Total expenses	1,297
Net investment income (loss)	360

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,810
Futures contracts	831
Net realized gain (loss)	11,641
Net change in unrealized appreciation (depreciation) on:
Investments	4,392
Investments in affiliated funds	1
Futures contracts	(68)
Net change in unrealized appreciation (depreciation)	4,325
Net realized and unrealized gain (loss)	15,966
Net Increase (Decrease) in Net Assets from Operations	$16,326

See accompanying notes which are an integral part of the financial statements.

34 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$360	$424
Net realized gain (loss)	11,641	37,490
Net change in unrealized appreciation (depreciation)	4,325	(2,016)
Net increase (decrease) in net assets from operations	16,326	35,898

Distributions
From net investment income	(168)	(428)
From net realized gain	(18,051)	(16,588)
Net decrease in net assets from distributions	(18,219)	(17,016)

Share Transactions*
Net increase (decrease) in net assets from share transactions	2,070	7,257
Total Net Increase (Decrease) in Net Assets	177	26,139

Net Assets
Beginning of period	254,854	228,715
End of period	$255,031	$254,854
Undistributed (overdistributed) net investment income included in net assets	$449	$257

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	156	$2,476	1,771	$27,847
Proceeds from reinvestment of distributions	1,190	18,219	1,034	17,015
Payments for shares redeemed	(1,168)	(18,625)	(2,300)	(37,605)
Total increase (decrease)	178	$2,070	505	$7,257

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 35

Russell Investment Funds
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss) (a)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2018(1)	16.40	. 02	1.00	1.02	(. 01)	(1.18)	—
December 31, 2017	15.21	. 03	2.33	2.36	(. 03)	(1.14)	—
December 31, 2016	12.93	. 10	2.30	2.40	(. 10)	(. 01)	(. 01)
December 31, 2015	15.51	. 09	(1.19)	(1.10)	(. 10)	(1.38)	—
December 31, 2014	16.88	. 06	. 18	. 24	(. 04)	(1.57)	—
December 31, 2013	13.02	. 08	5.11	5.19	(. 07)	(1.26)	—

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 36

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)(g)	Net(e)(g)	Net Assets(e)	Turnover Rate(d)
(1.19)	16.23	6.64	255,031	1.03	1.03	. 29	34
(1.17)	16.40	15.48	254,854	1.03	1.03	. 17	135
(. 12)	15.21	18.66	228,715	1.03	1.03	. 76	106
(1.48)	12.93	(7.19)	218,063	1.06	1.04	. 61	138
(1.61)	15.51	1.56	253,803	1.06	1.01	. 35	80
(1.33)	16.88	40.00	237,828	1.05	1.00	. 50	77

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37

Russell Investment Funds
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$192,842
Administration fees	10,713
Transfer agent fees	943
Trustee fees	516
$205,014

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$10,927	$38,710	$33,760	$—	$—	$15,877	$95	$—
U. S. Cash Management Fund	15,786	21,262	29,845	—	1	7,204	105	—
	$26,713	$59,972	$63,605	$—	$1	$23,081	$200	$—

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$234,719,459
Unrealized Appreciation	$45,158,562
Unrealized Depreciation	(8,926,985)
Net Unrealized Appreciation (Depreciation)	$36,231,577

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

38 U.S. Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2018	$968.50	$1,019.44
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.27	$5.41
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

International Developed Markets Fund 39

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.5%			Bank of Nova Scotia (The)	3,699	209
Australia - 3.0%			BCE, Inc.	5,200	211
AGL Energy, Ltd.	36,746	612	BRP, Inc.	4,200	202
Ansell, Ltd. - GDR	500	10	CAE, Inc.	28,300	588
Aristocrat Leisure, Ltd.	77,204	1,763	Canadian Imperial Bank of Commerce	5,421	472
Australia & New Zealand Banking			Canadian National Railway Co.	6,938	567
Group, Ltd. - ADR	8,664	182	Canadian Natural Resources, Ltd.	16,191	584
BlueScope Steel, Ltd.	18,000	229	Canadian Tire Corp. , Ltd. Class A	3,700	483
Brambles, Ltd.	13,498	89	Canfor Corp. (Æ)	3,300	79
Coca-Cola Amatil, Ltd.	46,200	314	Celestica, Inc. (Æ)	56,029	665
Commonwealth Bank of Australia - ADR	10,890	590	Cenovus Energy, Inc.	28,214	293
Computershare, Ltd.	17,800	244	CGI Group, Inc. Class A(Æ)	16,700	1,059
Crown Resorts, Ltd.	2,500	25	Constellation Software, Inc.	1,300	1,008
CSL, Ltd.	10,921	1,561	Empire Co. , Ltd. Class A	33,500	672
Macquarie Group, Ltd.	19,625	1,803	Encana Corp.	53,287	696
Mirvac Group(ö)	161,300	260	First Quantum Minerals, Ltd.	36,174	533
National Australia Bank, Ltd. - ADR	6,643	135	George Weston, Ltd.	1,700	139
Newcrest Mining, Ltd.	48,800	791	Granite Real Estate Investment Trust(ö)	2,600	106
Qantas Airways, Ltd. (Æ)	47,858	219	Great-West Lifeco, Inc.	3,963	97
REA Group, Ltd.	1,600	108	H&R Real Estate Investment Trust(ö)	8,200	125
Sandfire Resources NL	20,962	143	Intact Financial Corp.	1,318	93
Sims Metal Management, Ltd.	1,600	19	Loblaw Cos. , Ltd.	9,800	504
Sirtex Medical, Ltd.	1,000	23	Manulife Financial Corp.	12,488	224
South32, Ltd.	11,800	32	National Bank of Canada	4,700	226
Stockland(ö)	47,000	139	Northland Power, Inc.	3,600	67
Telstra Corp. , Ltd.	50,191	98	Nutrien, Ltd.	21,547	1,173
Treasury Wine Estates, Ltd.	38,300	495	Parex Resources, Inc. (Æ)	7,200	136
Vicinity Centres(Æ)(ö)	127,000	244	Quebecor, Inc. Class B	8,400	172
Wesfarmers, Ltd. (Æ)	36,883	1,352	RioCan Real Estate Investment Trust(ö)	9,100	167
Westpac Banking Corp.	9,071	198	Rogers Communications, Inc. Class B	24,881	1,182
Whitehaven Coal, Ltd.	32,600	140	Royal Bank of Canada - GDR	14,387	1,084
Woolworths Group, Ltd.	21,911	496	Stars Group, Inc. (The)(Æ)	2,200	80
		12,314	Sun Life Financial, Inc.	11,324	455
			Teck Resources, Ltd. Class B	200	5
Austria - 0.5%			TELUS Corp.	9,500	337
ams AG(Æ)	5,946	440	TFI International, Inc. (Æ)	4,400	136
Andritz AG	21,154	1,124	Toronto Dominion Bank	32,839	1,901
Erste Group Bank AG(Æ)	5,324	222	Transcontinental, Inc. Class A - ADR	3,600	84
Immofinanz AG(Æ)	3,824	91	West Fraser Timber Co. , Ltd.	400	28
OMV AB	2,338	132			17,129
Voestalpine AG	4,135	190
		2,199	China - 2.6%
			Alibaba Group Holding, Ltd. - ADR(Æ)	10,417	1,933
Belgium - 1.4%			Industrial & Commercial Bank of China,
Ageas	31,265	1,577	Ltd. Class H	708,000	526
Anheuser-Busch InBev SA	10,283	1,037	Lenovo Group, Ltd.	4,330,000	2,332
Cie d'Entreprises CFE	818	101	New Oriental Education & Technology
Colruyt SA	2,318	132	Group - ADR	4,690	444
Groupe Bruxelles Lambert SA	1,585	167	Ping An Insurance Group Co. of China,
KBC Groep NV	20,881	1,610	Ltd. Class H	182,543	1,668
Proximus	6,902	156	Sunny Optical Technology Group Co. ,
Solvay SA	1,464	184	Ltd.	32,499	598
UCB SA	11,147	874	Tencent Holdings, Ltd.	58,331	2,904
		5,838	Weibo Corp. - ADR(Æ)(Ñ)	4,182	371
					10,776
Canada - 4.2%
Bank of Montreal	3,717	287

See accompanying notes which are an integral part of the financial statements.

40 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Curacao - 0.0%			Publicis Groupe SA - ADR	35,541	2,442
HAL Trust	837	142	Renault SA	2,664	226
			Rexel SA Class H	147,245	2,116
Denmark - 1.7%			Safran SA	14,304	1,735
AP Moller - Maersk A/S Class B	1,421	1,768	Sanofi - ADR	50,955	4,081
Danske Bank A/S	43,686	1,366	Schneider Electric SE	31,588	2,628
Dfds A/S	1,762	112	SCOR SE - ADR	1,918	71
DSV A/S	8,553	690	Societe Generale SA	6,061	255
Genmab A/S(Æ)	1,462	225	Television Francaise 1	5,013	53
GN Store Nord A/S	990	45	Thales SA	7,112	915
H Lundbeck A/S	12,418	872	Total SA	50,376	3,064
Orsted A/S(Þ)	3,350	203	Trigano SA	253	45
Pandora A/S	2,336	163	Unibail-Rodamco-Westfield	820	181
Royal Unibrew A/S	550	44	Vallourec SA(Æ)(Ñ)	148,982	881
Scandinavian Tobacco Group A/S(Þ)	70,784	1,068	Vicat SA	16,412	1,076
Sydbank A/S	1,126	39	Vinci SA	11,700	1,124
TDC A/S(Æ)(Š)	29,907	241			39,240
		6,836
			Germany - 5.6%
Finland - 0.7%			Adidas AG	5,544	1,211
Fortum OYJ	17,086	408	Allianz SE	3,021	624
Kesko OYJ Class B	1,502	92	AURELIUS Equity Opportunities SE &
Outokumpu OYJ	19,216	119	Co. KGaA	951	57
Sampo OYJ Class A	3,443	168	BASF SE	4,603	440
Stora Enso OYJ Class R	25,492	498	Bayer AG	4,183	461
Tikkurila OYJ	24,844	426	Bayerische Motoren Werke AG	12,612	1,144
UPM-Kymmene OYJ	37,035	1,322	Beiersdorf AG	9,303	1,056
		3,033	Commerzbank AG(Æ)	15,020	144
			Continental AG	923	211
France - 9.6%			Covestro AG(Þ)	12,133	1,082
Air Liquide SA Class A	19,107	2,400	Daimler AG	6,385	411
Arkema SA	908	107	Deutsche Bank AG	11,357	123
Atos SE	2,622	357	Deutsche Boerse AG	20,788	2,770
AXA SA	13,124	322	Deutsche Lufthansa AG	22,320	537
BNP Paribas SA	17,142	1,062	Deutsche Pfandbriefbank AG(Þ)	2,030	28
Bouygues SA - ADR	18,731	806	Deutsche Telekom AG	19,785	307
Bureau Veritas SA	27,692	738	Deutsche Wohnen SE	4,039	195
Carrefour SA(Ñ)	7,053	114	Deutz AG	1,900	15
Christian Dior SE	425	177	Fresenius Medical Care AG & Co.	60	6
Cie de Saint-Gobain	12,132	541	GEA Group AG	35,365	1,192
CNP Assurances	4,867	111	Hannover Rueck SE	1,868	233
Credit Agricole SA	85,255	1,137	Hapag-Lloyd AG(Æ)(Þ)	2,140	76
Danone SA	26,749	1,961	HeidelbergCement AG	12,452	1,048
Dassault Aviation SA	491	934	Hochtief AG	1,280	231
Eiffage SA	70	8	Infineon Technologies AG - ADR	26,821	683
Engie SA	79,584	1,217	Muenchener Rueckversicherungs-
Essilor International SA	1,844	260	Gesellschaft AG in Muenchen	8,807	1,866
Hermes International	1,236	756	SAP SE - ADR	18,505	2,140
Kering	1,408	794	Scout24 AG(Þ)	2,280	121
L'Oreal SA	10,561	2,607	Siemens AG	15,370	2,031
LVMH Moet Hennessy Louis Vuitton			Siemens Healthineers AG(Æ)(Þ)	6,810	281
SE - ADR	1,430	475	Siltronic AG	979	140
Mercialys SA(ö)	5,811	101	Transportation Components, Inc.	39,250	861
Natixis SA	39,293	278	Vonovia SE	3,866	184
Orange SA - ADR	18,449	308	Wacker Chemie AG	685	90
Pernod Ricard SA	1,492	244	Zalando SE(Æ)(Þ)	14,182	792
Peugeot SA	23,342	532

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 41

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zooplus AG(Æ)	1,193	223	Teva Pharmaceutical Industries, Ltd.	14,548	352
		23,014			4,250

Hong Kong - 3.1%			Italy - 2.7%
AIA Group, Ltd.	160,292	1,388	ACEA SpA	6,641	99
China Mobile, Ltd.	150,500	1,335	Assicurazioni Generali SpA	15,928	267
China Resources Power Holdings Co. ,			ASTM SpA	1,008	23
Ltd.	688,000	1,206	Atlantia SpA	3,171	94
CK Asset Holdings, Ltd.	153,851	1,215	Davide Campari-Milano SpA	82,958	682
CK Hutchison Holdings Ltd	143,500	1,515	Enel SpA	593,266	3,286
CLP Holdings, Ltd.	21,500	231	ENI SpA - ADR	164,298	3,051
Hang Seng Bank, Ltd.	51,612	1,284	FinecoBank Banca Fineco SpA	41,698	469
Henderson Land Development Co. , Ltd.	16,090	85	Intesa Sanpaolo SpA	125,767	364
HKT Trust & HKT, Ltd.	172,000	219	Moncler SpA	9,127	415
Hongkong Land Holdings, Ltd.	36,400	260	Parmalat SpA	24,114	81
Hysan Development Co. , Ltd.	27,000	150	Snam Rete Gas SpA	36,633	153
Kerry Properties, Ltd.	23,000	110	Telecom Italia SpA(Æ)	830,901	617
Link(ö)	85,000	773	UniCredit SpA	92,186	1,533
Melco Crown Entertainment, Ltd. - ADR	25,444	712			11,134
Swire Pacific, Ltd. Class A	86,500	914
Swire Properties, Ltd.	24,000	89	Japan - 17.5%
Techtronic Industries Co. , Ltd.	80,771	448	77 Bank, Ltd. (The)	1,500	33
WH Group, Ltd. (Þ)	365,000	295	Advantest Corp.	23,367	486
Wharf Holdings, Ltd. (The)	42,000	135	Aisin Seiki Co. , Ltd.	3,000	137
Wheelock & Co. , Ltd.	24,000	167	Alfresa Holdings Corp.	16,800	394
		12,531	Aozora Bank, Ltd.	6,000	228
			Asahi Glass Co. , Ltd.	11,300	439
India - 1.1%			Asahi Group Holdings, Ltd.	6,700	343
HDFC Bank, Ltd. - ADR	25,621	2,691	Asahi Kasei Corp.	18,000	228
Infosys, Ltd. - ADR	89,145	1,732	Astellas Pharma, Inc.	86,900	1,324
		4,423	Benesse Holdings, Inc.	1,100	39
			BML, Inc.	41,700	1,074
Indonesia - 0.2%			Bridgestone Corp.	20,000	781
Bank Central Asia Tbk PT	551,295	825	Canon, Inc.	4,200	138
			Central Japan Railway Co.	1,400	290
Ireland - 0.7%			Century Tokyo Leasing Corp.	4,200	238
Bank of Ireland Group PLC	80,368	626	Chiba Bank, Ltd. (The)	33,000	233
CRH PLC	7,610	269	Chubu Electric Power Co. , Inc.	28,700	430
Medtronic PLC	6,743	577	Coca-Cola Bottlers Japan Holdings, Inc.	4,300	172
Ryanair Holdings PLC - ADR(Æ)	4,014	459	Concordia Financial Group, Ltd.	56,200	286
Willis Towers Watson PLC(Æ)	5,106	774	Cosel Co. , Ltd.	30,700	388
		2,705	Credit Saison Co. , Ltd.	17,900	281
			Dai Nippon Printing Co. , Ltd.	22,100	494
Israel - 1.0%			Dai-ichi Life Holdings, Inc.	64,250	1,143
Azrieli Group, Ltd.	3,281	163	Daiichi Sankyo Co. , Ltd.	9,900	379
Bank Hapoalim BM	121,347	823	Daikin Industries, Ltd.	3,400	407
Bank Leumi Le-Israel BM	199,302	1,181	Daiseki Co. , Ltd.	16,900	496
Bezeq The Israeli Telecommunication			Daito Trust Construction Co. , Ltd.	2,400	390
Corp. , Ltd.	124,676	140	Daiwa House Industry Co. , Ltd.	8,700	296
Check Point Software Technologies, Ltd.			Daiwa Securities Group, Inc.	31,000	180
(Æ)	2,700	264	Denso Corp.	4,000	195
Israel Discount Bank, Ltd. Class A	16,000	47	DMG Mori Seiki Co. , Ltd.	1,900	26
Mizrahi Tefahot Bank, Ltd.	12,470	229	East Japan Railway Co.	1,300	125
Nice, Ltd. (Æ)	7,253	753	Ebara Corp.	33,300	1,033
Plus500, Ltd.	7,421	158	Eisai Co. , Ltd.	13,540	952
Taro Pharmaceutical Industries, Ltd.			FamilyMart UNY Holdings Co. , Ltd.	3,800	400
(Æ)(Ñ)	1,211	140	FANUC Corp.	2,805	556

See accompanying notes which are an integral part of the financial statements.

42 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fuji Media Holdings, Inc.	3,600	61	Nippon Yusen KK	15,200	301
Fujitsu, Ltd.	473,000	2,865	Nissan Motor Co. , Ltd.	27,100	263
Hazama Ando Corp.	12,800	116	Nisshinbo Holdings, Inc.	4,400	47
Heiwa Corp.	1,400	34	Nitto FC Co. , Ltd.	10,600	73
Hitachi Capital Corp.	7,200	186	Nomura Holdings, Inc.	56,300	272
Hitachi, Ltd.	154,000	1,085	NTT Data Corp.	4,200	48
Honda Motor Co. , Ltd.	137,700	4,038	NTT DOCOMO, Inc.	51,200	1,304
Hoya Corp.	9,300	528	Obayashi Corp.	13,500	140
Icom, Inc.	10,900	266	Oji Holdings Corp.	39,000	242
Iida Group Holdings Co. , Ltd.	35,100	676	OKUMA Corp.	500	26
Inpex Corp.	228,600	2,363	Ono Pharmaceutical Co. , Ltd.	22,500	527
Isetan Mitsukoshi Holdings, Ltd.	2,900	36	Oriental Land Co. , Ltd.	3,200	335
Isuzu Motors, Ltd.	164,400	2,181	ORIX Corp.	35,100	554
ITOCHU Corp.	46,700	845	Osaka Gas Co. , Ltd.	8,400	174
Japan Post Bank Co. , Ltd.	27,800	323	Qol Co. , Ltd.	27,200	508
Japan Post Holdings Co. , Ltd.	105,400	1,154	Resona Holdings, Inc.	19,800	106
Japan Post Insurance Co. , Ltd.	11,000	226	Round One Corp.	500	8
Japan Tobacco, Inc.	23,200	648	SBI Holdings, Inc.	2,300	59
JFE Holdings, Inc.	11,600	219	Secom Co. , Ltd.	10,400	798
JSR Corp.	14,900	253	Secom Joshinetsu Co. , Ltd. (Å)	7,000	223
JX Holdings, Inc.	164,400	1,141	Sekisui House, Ltd.	12,900	228
Kajima Corp.	22,000	170	Seven & i Holdings Co. , Ltd.	16,200	706
Kansai Electric Power Co. , Inc. (The)	17,000	248	Shin-Etsu Chemical Co. , Ltd.	5,235	464
Kao Corp.	11,100	846	Shingakukai Co. , Ltd.	300	2
Kawasaki Heavy Industries, Ltd.	6,000	176	Shiseido Co. , Ltd.	4,200	333
KDDI Corp.	30,500	834	Showa Corp.	2,400	39
Kirin Holdings Co. , Ltd.	11,000	294	Showa Denko KK	2,200	98
Kitagawa Industries Co. , Ltd. (Å)	10,600	135	SMC Corp.	1,270	465
Kobe Steel, Ltd.	15,900	145	SoftBank Group Corp.	2,700	194
Komatsu, Ltd.	18,760	534	Sojitz Corp.	94,600	343
Kyushu Railway Co.	6,800	208	Sompo Japan Nipponkoa Holdings, Inc.	33,800	1,366
Makino Milling Machine Co. , Ltd.	3,000	23	Sony Corp.	40,110	2,058
Marubeni Corp.	54,300	414	Sumitomo Chemical Co. , Ltd.	25,000	141
Maruha Nichiro Corp.	400	16	Sumitomo Corp.	21,300	350
Mazda Motor Corp.	16,900	207	Sumitomo Electric Industries, Ltd.	6,600	98
McDonald's Holdings Co. Japan, Ltd.	4,100	209	Sumitomo Heavy Industries, Ltd.	5,000	168
Medipal Holdings Corp.	5,000	100	Sumitomo Metal Mining Co. , Ltd.	5,000	191
Mitsubishi Chemical Holdings Corp.	24,700	206	Sumitomo Mitsui Financial Group, Inc.	47,400	1,837
Mitsubishi Corp.	12,900	358	Sumitomo Mitsui Trust Holdings, Inc.	5,900	234
Mitsubishi Electric Corp.	10,600	141	T&D Holdings, Inc.	16,800	252
Mitsubishi Heavy Industries, Ltd.	9,400	342	Taiheiyo Cement Corp.	5,000	164
Mitsubishi Materials Corp.	5,700	156	Taisho Pharmaceutical Holdings Co. ,
Mitsubishi UFJ Financial Group, Inc.	289,000	1,639	Ltd.	4,500	526
Mitsubishi UFJ Lease & Finance Co. ,			Takeda Pharmaceutical Co. , Ltd.	5,000	211
Ltd.	31,900	196	Toho Holdings Co. , Ltd.	16,200	395
Mitsui & Co. , Ltd.	19,600	327	Toho Zinc Co. , Ltd.	1,500	55
Mizuho Financial Group, Inc.	162,800	274	Tohoku Electric Power Co. , Inc.	26,800	327
Morinaga Milk Industry Co. , Ltd.	2,700	101	Tokio Marine Holdings, Inc.	17,100	801
MS&AD Insurance Group Holdings, Inc.	29,900	929	Tokuyama Corp.	3,400	109
NH Foods, Ltd.	6,200	250	Tokyo Electric Power Co. Holdings, Inc.
Nidec Corp.	4,450	667	(Æ)	33,900	158
Nintendo Co. , Ltd.	2,010	656	Tokyo Gas Co. , Ltd.	15,000	398
Nippon Carbon Co. , Ltd.	800	45	Tokyu Construction Co. , Ltd.	1,600	16
Nippon Express Co. , Ltd.	2,600	188	Toppan Printing Co. , Ltd.	39,000	305
Nippon Sheet Glass Co. , Ltd.	11,000	106	Toray Industries, Inc.	17,000	134
Nippon Steel & Sumitomo Metal Corp.	4,300	84	Toyo Seikan Group Holdings, Ltd.	2,600	46
Nippon Telegraph & Telephone Corp.	26,703	1,214	Toyota Industries Corp.	4,100	230

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 43

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Toyota Motor Corp.	25,600	1,655	Norsk Hydro ASA	30,072	180
Toyota Tsusho Corp.	6,200	207	Orkla ASA	155,725	1,364
Transcosmos, Inc.	19,300	462	Statoil ASA Class N	10,753	285
Tsugami Corp.	1,000	9	Telenor ASA	47,565	975
V Technology Co. , Ltd.	100	18	TGS Nopec Geophysical Co. ASA - ADR	970	36
West Japan Railway Co.	15,200	1,120	Yara International ASA	5,054	209
Yahoo! Japan Corp. (Ñ)	377,100	1,249			4,793
Yamada Denki Co. , Ltd.	55,100	273
Yamaguchi Financial Group, Inc.	22,000	247	Portugal - 0.3%
		71,406	Energias de Portugal SA	41,349	164
			Galp Energia SGPS SA Class B	32,451	616
Jersey - 0.1%			Navigator Co. SA (The) - ADR	18,622	111
Centamin PLC	29,223	46	Sonae SGPS SA	103,713	125
Ferguson PLC	1,191	96			1,016
Randgold Resources, Ltd.	1,130	87
Shire PLC - ADR	1,080	61	Russia - 0.0%
		290	Evraz PLC	6,648	45

Luxembourg - 0.4%			Singapore - 1.3%
Aperam SA	2,499	107	DBS Group Holdings, Ltd.	67,700	1,315
ArcelorMittal SA(Æ)	7,875	230	Genting Singapore, Ltd.	264,000	237
RTL Group SA	1,148	78	Oversea-Chinese Banking Corp. , Ltd.	14,800	126
Spotify Technology SA(Æ)	6,124	1,030	Singapore Telecommunications, Ltd.	1,026,200	2,316
		1,445	Wilmar International, Ltd.	614,400	1,378
					5,372
Macao - 0.2%
Sands China, Ltd.	122,425	652	South Africa - 0.0%
			Old Mutual, Ltd. (Æ)	64,896	129
Mexico - 0.2%
Grupo Televisa SAB - ADR	48,555	920	South Korea - 1.9%
			CLIO Cosmetics Co. , Ltd.	12,320	314
Netherlands - 4.2%			Grand Korea Leisure Co. , Ltd.	27,744	648
Aalberts Industries NV	2,635	126	Hana Financial Group, Inc.	24,945	958
ABN AMRO Group NV(Þ)	17,940	464	Hyundai Motor Co.	14,100	1,586
Aegon NV	26,355	157	Kangwon Land, Inc.	18,760	440
AerCap Holdings NV(Æ)	7,391	400	POSCO	4,880	1,442
ASML Holding NV	11,326	2,234	Samsung Electronics Co. , Ltd.	53,552	2,236
Exor NV	2,526	170			7,624
Ferrari NV	1,796	244
Heineken NV	18,332	1,838	Spain - 1.5%
ING Groep NV	146,942	2,109	Aena SA(Þ)	3,268	593
Koninklijke Ahold Delhaize NV	59,971	1,434	Banco Bilbao Vizcaya Argentaria SA
Koninklijke KPN NV	322,088	876	- ADR	89,421	631
NN Group NV	19,910	808	Banco de Sabadell SA - ADR	102,799	172
Royal Dutch Shell PLC Class A	145,785	5,058	Banco Santander SA - ADR	147,747	789
Wolters Kluwer NV	14,970	843	Bankia SA	186,756	696
Yandex NV Class A(Æ)	13,973	502	CaixaBank SA	26,400	114
		17,263	Cellnex Telecom SA(Þ)	23,149	583
			Enagas SA(Ñ)	5,810	170
Norway - 1.2%			Endesa SA - ADR(Ñ)	11,664	257
Austevoll Seafood ASA	9,561	115	Gas Natural SDG SA(Ñ)	10,383	275
Det Norske Oljeselskap ASA	2,400	88	Gestamp Automocion SA(Æ)(Þ)	14,172	106
DNB ASA	16,315	318	Grupo Catalana Occidente SA	1,840	82
Gjensidige Forsikring ASA	5,573	91	Iberdrola SA	50,407	389
Kongsberg Gruppen ASA	3,550	75	Industria de Diseno Textil SA	16,835	574
Leroy Seafood Group ASA	11,635	78	Mediaset Espana Comunicacion SA	5,900	50
Marine Harvest ASA	49,158	979	NH Hoteles SA	10,846	80

See accompanying notes which are an integral part of the financial statements.

44 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Repsol SA - ADR	24,422	477	Compal Electronics, Inc.	542,000	341
Telefonica SA - ADR	19,908	170	Hon Hai Precision Industry Co. , Ltd.	107,153	293
		6,208			1,184

Sweden - 2.0%			United Kingdom - 15.0%
Assa Abloy AB Class B	28,394	604	3i Group PLC	102,865	1,222
Atlas Copco AB(Æ)	16,527	479	Admiral Group PLC	5,767	145
Boliden AB(Æ)	11,305	366	Anglo American PLC	9,002	200
Loomis AB Class B	473	16	Ashtead Group PLC	2,410	72
Lundin Petroleum AB	410	13	AstraZeneca PLC	12,611	873
Nordea Bank AB	25,620	246	Auto Trader Group PLC(Þ)	7,100	40
Skandinaviska Enskilda Banken AB			Aviva PLC	222,295	1,478
Class A	36,105	343	Babcock International Group PLC	10,320	111
SSAB AB Class B	18,860	71	BAE Systems PLC	326,352	2,785
Svenska Handelsbanken AB Class A	19,032	211	Barclays PLC	498,815	1,244
Swedbank AB Class A	26,986	577	Barratt Developments PLC	22,700	154
Swedish Match AB	40,334	1,998	Bellway PLC	520	21
Telefonaktiebolaget LM Ericsson Class B	346,562	2,668	Berkeley Group Holdings PLC	3,717	186
Telia Co. AB	43,440	198	BHP Billiton PLC	44,593	998
Trelleborg AB Class B	21,147	450	BP PLC	83,438	635
		8,240	BP PLC - ADR	40,928	1,869
			British American Tobacco PLC	16,223	819
Switzerland - 7.6%			British Land Co. PLC (The)(ö)	5,300	47
ABB, Ltd.	88,367	1,928	BT Group PLC	59,592	171
Adecco SA	2,904	172	CNH Industrial NV	9,340	99
Baloise Holding AG	1,143	166	ConvaTec Group PLC(Þ)	44,500	125
Banque Cantonale Vaudoise	94	72	Derwent London PLC(ö)	2,630	108
Barry Callebaut AG	5	9	Diageo PLC	119,959	4,307
Chocoladefabriken Lindt & Spruengli			Direct Line Insurance Group PLC	125,035	566
AG	20	130	Drax Group PLC	20,500	89
Cie Financiere Richemont SA	35,143	2,977	Fiat Chrysler Automobiles NV(Æ)	27,120	516
Coca-Cola HBC AG - ADR(Æ)	32,380	1,081	Foxtons Group PLC	438,867	328
Credit Suisse Group AG(Æ)	101,270	1,520	GlaxoSmithKline PLC - ADR	148,863	3,003
Glencore PLC(Æ)	57,045	270	HSBC Holdings PLC	353,841	3,318
Julius Baer Group, Ltd. (Æ)	11,350	667	Imperial Tobacco Group PLC	44,766	1,667
LafargeHolcim, Ltd. (Æ)	4,129	201	J Sainsbury PLC	528,335	2,239
Luzerner Kantonalbank AG	158	82	JD Sports Fashion PLC	10,900	63
Nestle SA	35,926	2,781	John Wood Group PLC	267,083	2,204
Novartis AG	55,566	4,209	Just Eat PLC(Æ)	56,967	585
OC Oerlikon Corp. AG(Æ)	970	15	Kingfisher PLC	129,281	507
Pargesa Holding SA	1,227	104	Land Securities Group PLC(ö)	9,107	115
Partners Group Holding AG	140	103	Legal & General Group PLC	69,558	244
Roche Holding AG	28,222	6,281	Lloyds Banking Group PLC	2,037,524	1,695
SGS SA	465	1,239	London Stock Exchange Group PLC	24,059	1,417
Sika AG	17,467	2,407	Lookers PLC	247,916	355
STMicroelectronics NV	19,860	441	LSL Property Services PLC(Å)	196,248	690
Straumann Holding AG	587	447	Meggitt PLC	146,239	952
Swatch Group AG (The) Class B	158	75	National Grid PLC	26,899	298
Swiss Life Holding AG(Æ)	440	153	Persimmon PLC Class A	33,257	1,111
Swiss Re AG	10,475	905	Prudential PLC	27,747	634
Swisscom AG	790	353	Quilter PLC(Æ)(Þ)	21,632	41
UBS Group AG(Æ)	107,541	1,655	Reckitt Benckiser Group PLC	1,619	133
Zurich Insurance Group AG	1,376	408	Redrow PLC	13,056	92
		30,851	Rio Tinto PLC	14,983	827
			Royal Bank of Scotland Group PLC(Æ)	765,914	2,588
Taiwan - 0.3%			Royal Dutch Shell PLC Class A	8,190	284
Catcher Technology Co. , Ltd.	49,290	550	Royal Mail PLC	144,176	961

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 45

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Scottish & Southern Energy PLC	5,144	92		Total Preferred Stocks
Smith & Nephew PLC	12,410	228		(cost $3,222)			3,598
St. James's Place PLC	11,799	179
Standard Chartered PLC	175,907	1,607
Standard Life Aberdeen PLC	22,412	96		Warrants & Rights - 0.0%
Stock Spirits Group PLC	133,127	400	Italy	- 0.0%
				Intesa Sanpaolo SpA(Æ)
Subsea 7 SA	12,081	192		2018 Rights	142,172		—
Taylor Wimpey PLC	245,799	580

Tesco PLC	743,224	2,517		Spain- 0.0%
Thomas Cook Group PLC	44,200	63		Repsol SA(Æ)
Travis Perkins PLC	176,544	3,313		2018 Rights	18,413		10
Unilever NV	43,312	2,414
Unilever PLC	2,420	134
Vertu Motors PLC	254,375	166		Total Warrants & Rights
Vodafone Group PLC	1,579,327	3,828		(cost $10)			10
		61,040
				Short-Term Investments - 3.0%
United States - 3.7%				United States - 3.0%
Abbott Laboratories	8,606	525		U. S. Cash Management Fund(@)	11,976,648	(8)	11,978
Alphabet, Inc. Class C(Æ)	1,643	1,833		Total Short-Term Investments
Brookfield Real Estate Services, Inc. (Å)	29,742	441		(cost $11,977)			11,978
Carnival PLC	16,830	963
Facebook, Inc. Class A(Æ)	9,663	1,878
Interfor Corp. (Æ)	5,800	111		Other Securities - 0.7%
				U. S. Cash Collateral Fund(×)(@)	2,949,270	(8)	2,949
MasterCard, Inc. Class A	12,190	2,396		Total Other Securities
Mylan NV(Æ)	68,953	2,491
News Corp. Class A	74,951	1,162		(cost $2,949)			2,949
NVIDIA Corp.	4,296	1,018
Thomson Reuters Corp.	4,396	177		Total Investments 100.1%
Valeant Pharmaceuticals International,				(identified cost $399,201)			408,687
Inc. (Æ)	3,600	84
Visa, Inc. Class A	9,573	1,268
Wausau Paper Corp.	59,638	938		Other Assets and Liabilities, Net
		15,285	-	(0.1%)			(268)
				Net Assets - 100.0%			408,419
Total Common Stocks
(cost $381,043)		390,152

Preferred Stocks - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG
5.706% (Ÿ)	1,673	133
Porsche Automobil Holding SE
3.125% (Ÿ)	3,041	194
Volkswagen AG
2.690% (Ÿ)	18,864	3,132
		3,459

Italy - 0.0%
Intesa Sanpaolo SpA
8.409% (Ÿ)	19,505	59

Japan - 0.0%
Ito En, Ltd.
1.969% (Ÿ)	3,400	80

See accompanying notes which are an integral part of the financial statements.

46 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.4%
Brookfield Real Estate Services, Inc.	12/06/17		29,742	13.03	387	441
Kitagawa Industries Co. , Ltd.	12/06/17	JPY	10,600	13.78	146	135
LSL Property Services PLC	12/06/17	GBP	196,248	3.80	745	690
Secom Joshinetsu Co. , Ltd.	12/13/17	JPY	7,000	39.27	275	223
						1,489
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	29	EUR	1,543	07/18	(45)
DAX Index Futures	4	EUR	1,231	09/18	(61)
EURO STOXX 50 Index Futures	253	EUR	8,579	09/18	(148)
FTSE 100 Index Futures	22	GBP	1,672	09/18	(14)
Hang Seng Index Futures	3	HKD	4,309	07/18	—
S&P Energy Select Sector Index Futures	67	USD	5,136	09/18	(48)
S&P/TSX 60 Index Futures	26	CAD	5,009	09/18	37
SPI 200 Index Futures	8	AUD	1,230	09/18	9
TOPIX Index Futures	192	JPY	3,322,560	09/18	(704)
Short Positions
FTSE 100 Index Futures	58	GBP	4,409	09/18	32
Hang Seng Index Futures	25	HKD	35,908	07/18	(4)
MSCI Emerging Markets Mini Index Futures	252	USD	13,398	09/18	882
NASDAQ 100 E-Mini Index Futures	37	USD	5,229	09/18	87
S&P 500 E-Mini Index Futures	90	USD	12,247	09/18	254
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					277

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	75	HKD	591	07/03/18	—
Bank of America	USD	75	JPY	8,297	07/03/18	—
Bank of Montreal	USD	295	AUD	387	09/19/18	(8)
Bank of Montreal	USD	1,269	AUD	1,666	09/19/18	(36)
Bank of Montreal	USD	417	CAD	540	09/19/18	(5)
Bank of Montreal	USD	509	CAD	660	09/19/18	(6)
Bank of Montreal	USD	2,256	CAD	2,924	09/19/18	(29)
Bank of Montreal	USD	1,321	EUR	1,111	09/19/18	(16)
Bank of Montreal	USD	2,197	EUR	1,848	09/19/18	(26)
Bank of Montreal	USD	680	GBP	506	09/19/18	(10)
Bank of Montreal	USD	1,414	GBP	1,052	09/19/18	(21)
Bank of Montreal	USD	197	HKD	1,546	09/19/18	—
Bank of Montreal	USD	796	HKD	6,240	09/19/18	—
Bank of Montreal	USD	1,062	JPY	115,983	09/19/18	(9)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 47

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	4,835	JPY	528,093	09/19/18	(40)
Bank of Montreal	CHF	1,850	USD	1,894	09/19/18	13
Bank of Montreal	GBP	842	USD	1,132	09/19/18	17
Bank of Montreal	HKD	6,020	USD	768	09/19/18	—
Bank of Montreal	NOK	4,640	USD	580	09/19/18	8
Brown Brothers Harriman	USD	3	CAD	4	07/03/18	—
Brown Brothers Harriman	USD	102	CHF	100	09/19/18	—
Brown Brothers Harriman	USD	35	SEK	300	09/19/18	(2)
Commonwealth Bank of Australia	USD	295	AUD	387	09/19/18	(8)
Commonwealth Bank of Australia	USD	1,269	AUD	1,666	09/19/18	(37)
Commonwealth Bank of Australia	USD	417	CAD	540	09/19/18	(5)
Commonwealth Bank of Australia	USD	509	CAD	660	09/19/18	(6)
Commonwealth Bank of Australia	USD	2,256	CAD	2,924	09/19/18	(30)
Commonwealth Bank of Australia	USD	1,320	EUR	1,111	09/19/18	(14)
Commonwealth Bank of Australia	USD	2,195	EUR	1,848	09/19/18	(24)
Commonwealth Bank of Australia	USD	680	GBP	506	09/19/18	(10)
Commonwealth Bank of Australia	USD	1,414	GBP	1,052	09/19/18	(21)
Commonwealth Bank of Australia	USD	197	HKD	1,546	09/19/18	—
Commonwealth Bank of Australia	USD	796	HKD	6,240	09/19/18	—
Commonwealth Bank of Australia	USD	1,063	JPY	115,983	09/19/18	(9)
Commonwealth Bank of Australia	USD	4,838	JPY	528,093	09/19/18	(43)
Commonwealth Bank of Australia	CHF	1,850	USD	1,895	09/19/18	14
Commonwealth Bank of Australia	GBP	842	USD	1,132	09/19/18	17
Commonwealth Bank of Australia	HKD	6,020	USD	768	09/19/18	—
Commonwealth Bank of Australia	NOK	4,640	USD	580	09/19/18	9
Royal Bank of Canada	USD	294	AUD	387	09/19/18	(8)
Royal Bank of Canada	USD	1,268	AUD	1,666	09/19/18	(34)
Royal Bank of Canada	USD	417	CAD	540	09/19/18	(6)
Royal Bank of Canada	USD	509	CAD	660	09/19/18	(7)
Royal Bank of Canada	USD	2,257	CAD	2,924	09/19/18	(30)
Royal Bank of Canada	USD	1,319	EUR	1,111	09/19/18	(14)
Royal Bank of Canada	USD	2,194	EUR	1,848	09/19/18	(23)
Royal Bank of Canada	USD	679	GBP	506	09/19/18	(9)
Royal Bank of Canada	USD	1,413	GBP	1,052	09/19/18	(20)
Royal Bank of Canada	USD	197	HKD	1,546	09/19/18	—
Royal Bank of Canada	USD	797	HKD	6,240	09/19/18	—
Royal Bank of Canada	USD	1,061	JPY	115,983	09/19/18	(7)
Royal Bank of Canada	USD	4,830	JPY	528,093	09/19/18	(34)
Royal Bank of Canada	CHF	1,850	USD	1,893	09/19/18	12
Royal Bank of Canada	GBP	842	USD	1,131	09/19/18	16
Royal Bank of Canada	HKD	6,020	USD	768	09/19/18	—
Royal Bank of Canada	NOK	4,640	USD	579	09/19/18	7
State Street	USD	4	CAD	6	07/03/18	—
State Street	USD	67	CAD	88	07/03/18	—
State Street	USD	203	CHF	200	09/19/18	—
State Street	USD	23	EUR	20	07/02/18	—
State Street	USD	46	ILS	167	07/02/18	—
State Street	USD	141	ILS	516	07/02/18	—
State Street	USD	198	JPY	21,765	07/02/18	(1)
State Street	USD	306	JPY	33,684	07/02/18	(2)
State Street	USD	1,443	JPY	159,286	07/02/18	(4)
State Street	USD	49	JPY	5,431	07/03/18	—

See accompanying notes which are an integral part of the financial statements.

48 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	335	SGD	456	07/02/18	—
State Street	CAD	13	USD	10	07/03/18	—
State Street	DKK	103	USD	16	07/02/18	—
State Street	DKK	11,220	USD	1,789	09/19/18	20
State Street	GBP	22	USD	29	07/02/18	—
State Street	JPY	6,561	USD	59	07/03/18	—
State Street	JPY	61	USD	1	07/05/18	—
State Street	SEK	11,000	USD	1,279	09/19/18	44
UBS AG	USD	1,268	AUD	1,666	09/19/18	(35)
UBS AG	USD	509	CAD	660	09/19/18	(7)
UBS AG	USD	2,257	CAD	2,924	09/19/18	(30)
UBS AG	USD	1,319	EUR	1,111	09/19/18	(14)
UBS AG	USD	1,413	GBP	1,052	09/19/18	(20)
UBS AG	USD	797	HKD	6,240	09/19/18	—
UBS AG	USD	4,830	JPY	528,093	09/19/18	(34)
UBS AG	CHF	1,850	USD	1,893	09/19/18	12
UBS AG	GBP	842	USD	1,131	09/19/18	16
UBS AG	HKD	6,020	USD	768	09/19/18	—
UBS AG	NOK	4,640	USD	579	09/19/18	8
Westpac	USD	1,268	AUD	1,666	09/19/18	(35)
Westpac	USD	510	CAD	660	09/19/18	(7)
Westpac	USD	2,257	CAD	2,924	09/19/18	(30)
Westpac	USD	1,320	EUR	1,111	09/19/18	(15)
Westpac	USD	1,413	GBP	1,052	09/19/18	(20)
Westpac	USD	797	HKD	6,240	09/19/18	—
Westpac	USD	4,831	JPY	528,093	09/19/18	(36)
Westpac	CHF	1,850	USD	1,893	09/19/18	13
Westpac	GBP	842	USD	1,132	09/19/18	16
Westpac	HKD	6,020	USD	768	09/19/18	—
Westpac	NOK	4,640	USD	579	09/19/18	8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(647)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 49

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$12,314	$—	$—	$12,314	3.0
Austria	—	2,199	—	—	2,199	0.5
Belgium	—	5,838	—	—	5,838	1.4
Canada	17,129	—	—	—	17,129	4.2
China	2,748	8,028	—	—	10,776	2.6
Curacao	—	142	—	—	142	—*
Denmark	—	6,595	241	—	6,836	1.7
Finland	—	3,033	—	—	3,033	0.7
France	181	39,059	—	—	39,240	9.6
Germany	2,122	20,892	—	—	23,014	5.6
Hong Kong	712	11,819	—	—	12,531	3.1
India	4,423	—	—	—	4,423	1.1
Indonesia	—	825	—	—	825	0.2
Ireland	1,810	895	—	—	2,705	0.7
Israel	404	3,846	—	—	4,250	1.0
Italy	—	11,134	—	—	11,134	2.7
Japan	—	71,406	—	—	71,406	17.5
Jersey	—	290	—	—	290	0.1
Luxembourg	1,030	415	—	—	1,445	0.4
Macao	—	652	—	—	652	0.2
Mexico	920	—	—	—	920	0.2
Netherlands	902	16,361	—	—	17,263	4.2
Norway	—	4,793	—	—	4,793	1.2
Portugal	—	1,016	—	—	1,016	0.3
Russia	—	45	—	—	45	—*
Singapore	—	5,372	—	—	5,372	1.3
South Africa	129	—	—	—	129	—*
South Korea	—	7,624	—	—	7,624	1.9
Spain	—	6,208	—	—	6,208	1.5
Sweden	13	8,227	—	—	8,240	2.0
Switzerland	—	30,851	—	—	30,851	7.6
Taiwan	—	1,184	—	—	1,184	0.3
United Kingdom	1,910	59,130	—	—	61,040	15.0
United States	13,384	1,901	—	—	15,285	3.7
Preferred Stocks	—	3,598	—	—	3,598	0.9
Warrants & Rights	10	—	—	—	10	—*
Short-Term Investments	—	—	—	11,978	11,978	3.0
Other Securities	—	—	—	2,949	2,949	0.7
Total Investments	47,827	345,692	241	14,927	408,687	100.1

See accompanying notes which are an integral part of the financial statements.

50 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Assets and Liabilities, Net						(0.1)
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,301	—	—	—	1,301	0.3
Foreign Currency Exchange Contracts	1	249	—	—	250	0.1

Liabilities
Futures Contracts	(1,024)	—	—	—	(1,024)	(0.3)
Foreign Currency Exchange Contracts	(8)	(889)	—	—	(897)	(0.2)
Total Other Financial Instruments**	$270	$(640)	$—	$—	$(370)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	57,579
Consumer Staples	31,648
Energy	22,106
Financial Services	95,960
Health Care	33,932
Materials and Processing	34,513
Producer Durables	44,288
Technology	50,458
Utilities	23,266
Warrants and Rights	10
Short-Term Investments	11,978
Other Securities	2,949
Total Investments	408,687

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 51

Russell Investment Funds
International Developed Markets Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$250
Variation margin on futures contracts*	1,301	—
Total	$1,301	$250

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$1,024	$—
Unrealized depreciation on foreign currency exchange contracts	—	897
Total	$1,024	$897
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(553)	$—
Foreign currency exchange contracts	—	16
Total	$(553)	$16

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$838	$—
Foreign currency exchange contracts	—	(1,461)
Total	$838	$(1,461)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

52 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$2,836	$—	$2,836
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	250	—	250
Futures Contracts	Variation margin on futures contracts	3,987	—	3,987
Total Financial and Derivative Assets		7,073	—	7,073
Financial and Derivative Assets not subject to a netting agreement		(3,987)	—	(3,987)
Total Financial and Derivative Assets subject to a netting agreement		$3,086	$—	$3,086

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$38	$38	$—	$—
Citigroup	1,618	—	1,618	—
Commonwealth Bank of Australia	40	40	—	—
Goldman Sachs	816	—	816	—
ING	156	—	156	—
Merrill Lynch	137	—	137	—
Royal Bank of Canada	36	36	—	—
State Street	64	—	—	64
UBS	144	35	108	1
Westpac	37	37	—	—
Total	$3,086	$186	$2,835	$65

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 53

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$364	$—	$364
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	897	—	897
Total Financial and Derivative Liabilities		1,261	—	1,261
Financial and Derivative Liabilities not subject to a netting agreement		(370)	—	(370)
Total Financial and Derivative Liabilities subject to a netting agreement		$891	$—	$891

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$206	$38	$—	$168
Brown Brothers Harriman	2	—	—	2
Commonwealth Bank of Australia	207	40	—	167
Royal Bank of Canada	193	36	—	157
UBS	140	35	—	105
Westpac	143	37	—	106
Total	$891	$186	$—	$705

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

54 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$399,201
Investments, at fair value(*)(>)	408,687
Cash	75
Foreign currency holdings(^)	779
Unrealized appreciation on foreign currency exchange contracts	250
Receivables:
Dividends and interest	1,122
Dividends from affiliated funds	32
Investments sold	575
Fund shares sold	85
Foreign capital gains taxes recoverable	561
From broker(a)	287
Variation margin on futures contracts	3,987
Prepaid expenses	2
Total assets	416,442
Liabilities
Payables:
Investments purchased	3,333
Fund shares redeemed	25
Accrued fees to affiliates	327
Other accrued expenses	128
Variation margin on futures contracts	364
Unrealized depreciation on foreign currency exchange contracts	897
Payable upon return of securities loaned	2,949
Total liabilities	8,023

Net Assets	$408,419

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 55

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,970
Accumulated net realized gain (loss)	12,845
Unrealized appreciation (depreciation) on:
Investments	9,485
Investments in affiliated funds	1
Futures contracts	277
Foreign currency exchange contracts	(647)
Foreign currency-related transactions	(74)
Shares of beneficial interest	332
Additional paid-in capital	383,230
Net Assets	$408,419

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$12.30
Net assets	$408,419,434
Shares outstanding ($. 01 par value)	33,209,766
Amounts in thousands
(^) Foreign currency holdings - cost	$791
(*) Securities on loan included in investments	$2,836
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$14,927

(a) Receivable from Broker for Futures	$287
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

56 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$8,186
Dividends from affiliated funds	156
Securities lending income (net)	81
Less foreign taxes withheld	(817)
Total investment income	7,606

Expenses
Advisory fees	1,917
Administrative fees	107
Custodian fees	177
Transfer agent fees	9
Professional fees	45
Trustees’ fees	8
Printing fees	26
Miscellaneous	8
Total expenses	2,297
Net investment income (loss)	5,309

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,322
Investments in affiliated funds	1
Futures contracts	(553)
Foreign currency exchange contracts	16
Foreign currency-related transactions	(156)
Net realized gain (loss)	15,630
Net change in unrealized appreciation (depreciation) on:
Investments	(33,415)
Investments in affiliated funds	3
Futures contracts	838
Foreign currency exchange contracts	(1,461)
Foreign currency-related transactions	(102)
Net change in unrealized appreciation (depreciation)	(34,137)
Net realized and unrealized gain (loss)	(18,507)
Net Increase (Decrease) in Net Assets from Operations	$(13,198)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 57

Russell Investment Funds
International Developed Markets Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,309	$6,296
Net realized gain (loss)	15,630	57,814
Net change in unrealized appreciation (depreciation)	(34,137)	22,734
Net increase (decrease) in net assets from operations	(13,198)	86,844

Distributions
From net investment income	(2,330)	(10,619)
From net realized gain	(11,618)	(14,486)
Net decrease in net assets from distributions	(13,948)	(25,105)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(745)	19,197
Total Net Increase (Decrease) in Net Assets	(27,891)	80,936

Net Assets
Beginning of period	436,310	355,374
End of period	$408,419	$436,310
Undistributed (overdistributed) net investment income included in net assets	$2,970	$(9)

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	580	$7,444	2,608	$33,743
Proceeds from reinvestment of distributions	1,081	13,948	1,946	25,104
Payments for shares redeemed	(1,694)	(22,137)	(3,173)	(39,650)
Total increase (decrease)	(33)	$(745)	1,381	$19,197

See accompanying notes which are an integral part of the financial statements.

58 International Developed Markets Fund

(This page intentionally left blank)

Russell Investment Funds
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018(1)	13.12	. 16	(. 55)	(. 39)	(. 07)	(. 36)
December 31, 2017	11.15	. 19	2.58	2.77	(. 34)	(. 46)
December 31, 2016	11.26	. 19	. 06	. 25	(. 36)	—
December 31, 2015	11.54	. 19	(. 33)	(. 14)	(. 14)	—
December 31, 2014	12.32	. 26	(. 80)	(. 54)	(. 24)	—
December 31, 2013	10.31	. 18	2.05	2.23	(. 22)	—

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 60

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)(g)	Net(e)(g)	Net Assets(e)	Turnover Rate(d)
(. 43)	12.30	(3.15)	408,419	1.08	1.08	2.49	37
(. 80)	13.12	24.98	436,310	1.08	1.08	1.56	117
(. 36)	11.15	2.36	355,374	1.02	1.02	1.78	36
(. 14)	11.26	(1.31)	358,125	1.06	1.04	1.60	35
(. 24)	11.54	(4.45)	379,675	1.08	1.03	2.13	32
(. 22)	12.32	21.91	428,517	1.04	. 99	1.76	36

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61

Russell Investment Funds
International Developed Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$307,975
Administration fees	17,110
Transfer agent fees	1,505
Trustee fees	521
$327,111

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$402	$71,425	$68,878	$—	$—	$2,949	$62	$—
U. S. Cash Management Fund	21,071	107,679	116,776	1	3	11,978	156	—
	$21,473	$179,104	$185,654	$1	$3	$14,927	$218	$—

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$403,124,701
Unrealized Appreciation	$19,003,606
Unrealized Depreciation	(13,811,793)
Net Unrealized Appreciation (Depreciation)	$5,191,813

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

62 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$980.60	$1,021.47
The information in the table under the heading “Actual	Expenses Paid During Period*	$3.29	$3.36
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.67%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Strategic Bond Fund 63

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — June 30, 2018 (Unaudited)

.
Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$
			1.800% due 09/20/21	700	691
Long-Term Investments - 90.5%			Citigroup Mortgage Loan Trust, Inc.
Asset-Backed Securities - 6.4%			Series 2007-WFH2 Class M2
Access Group, Inc.			1.221% due 03/25/37 (Ê)	1,490	1,421
Series 2007-1 Class A4			Conseco Financial Corp.
1.427% due 01/25/23 (Ê)	597	586	Series 1998-2 Class M1
ACE Securities Corp. Home Equity Loan			6.940% due 12/01/28 (~)(Ê)	1,411	1,339
Trust
Series 2005-HE3 Class M2			Countrywide Asset-Backed Certificates
1.453% due 05/25/35 (Ê)	484	486	Series 2005-5 Class M4
ACE Securities Corp. Mortgage Loan			1.556% due 10/25/35 (Ê)	425	427
Trust			Series 2005-9 Class M1
Series 2007-D1 Class A2			1.511% due 01/25/36 (Ê)	930	929
6.336% due 02/25/38 (~)(Ê)(Þ)	622	577	Fieldstone Mortgage Investment Trust
AmeriCredit Automobile Receivables			Series 2004-4 Class M3
Trust			2.438% due 10/25/35 (Ê)	524	530
Series 2015-3 Class B			Ford Credit Auto Owner Trust
2.080% due 09/08/20	351	350	Series 2015-B Class A3
Ameriquest Mortgage Securities,			1.160% due 11/15/19	57	57
Inc. Asset-Backed Pass-Through
Certificates			Series 2017-B Class A2B
Series 2005-R1 Class M4			1.130% due 05/15/20 (Ê)	294	294
1.307% due 03/25/35 (Ê)	830	820	Series 2017-C Class A2A
BCAP LLC Trust			1.800% due 09/15/20	454	452
Series 2014-RR3 Class 3A2			GMACM Home Equity Loan Trust
1.390% due 07/26/36 (~)(Ê)(Þ)	1,330	1,262	Series 2007-HE1 Class A4
Series 2014-RR3 Class 5A2			5.952% due 08/25/37 (~)(Ê)	580	586
1.400% due 10/26/36 (~)(Ê)(Þ)	780	738	Series 2007-HE1 Class A5
Blackbird Capital Aircraft Lease			5.705% due 08/25/37 (~)(Ê)	313	316
Securitization, Ltd.			Greenpoint Manufactured Housing
Series 2016-1A Class AA			Contract Trust
2.487% due 12/16/41 (~)(Ê)(Þ)	1,052	1,024	Series 2000-4 Class A3
BNC Mortgage Loan Trust			3.010% due 08/21/31 (Ê)	1,025	1,017
Series 2007-1 Class A4			Hertz Vehicle Financing II LP
2.251% due 03/25/37 (Ê)	1,156	1,099	Series 2018-1A Class A
CAL Funding III, Ltd.			3.290% due 02/25/24 (Þ)	150	147
Series 2017-1A Class A			Hertz Vehicle Financing LLC
3.620% due 06/25/42 (Þ)	712	700	Series 2015-2A Class A
Capital One Multi-Asset Execution Trust			2.020% due 09/25/19 (Þ)	920	918
Series 2014-A3 Class A3			Home Equity Asset Trust
1.374% due 01/18/22 (Ê)	250	250	Series 2005-9 Class M1
Series 2016-A3 Class A3			0.580% due 04/25/36 (Ê)	380	376
1.340% due 04/15/22	710	701	Series 2006-4 Class 2A4
CIT Mortgage Loan Trust			1.518% due 08/25/36 (Ê)	735	731
Series 2007-1 Class 1M1			Series 2006-6 Class 2A3
2.256% due 10/25/37 (Ê)(Þ)	260	267	0.596% due 11/25/36 (Ê)	673	617
Citibank Credit Card Issuance Trust			Honda Auto Receivables Owner Trust
Series 2014-A1 Class A1			Series 2015-4 Class A3
2.880% due 01/23/23	1,040	1,037	1.230% due 09/23/19	244	243
Series 2014-A5 Class A5			Series 2017-2 Class A2
2.680% due 06/07/23	550	545	1.460% due 10/15/19	185	185
Series 2014-A6 Class A6			Series 2018-1 Class A2
2.150% due 07/15/21	415	413	2.360% due 06/15/20	400	399
Series 2016-A2 Class A2			Series 2018-A Class A2A
2.190% due 11/20/23	620	603	2.390% due 12/15/20	75	75
Series 2017-A8 Class A8			Series 2018-A Class A2B
1.860% due 08/08/22	625	610	1.783% due 12/15/20 (Ê)	75	75
Series 2017-A9 Class A9			HSI Asset Securitization Corp. Trust

See accompanying notes which are an integral part of the financial statements.

64 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-OPT3 Class 2A			1.494% due 11/25/46 (Ê)	1,500	1,464
9.611% due 02/25/36 (Ê)	253	253	RAMP Trust
Series 2007-OPT1 Class 1A			Series 2006-RZ1 Class M4
0.628% due 12/25/36 (Ê)	285	242	1.058% due 03/25/36 (Ê)	960	920
Hyundai Auto Receivables Trust			Renaissance Home Equity Loan Trust
Series 2015-C Class A3			Series 2006-1 Class AF6
1.460% due 02/18/20	107	107	5.746% due 05/25/36 (~)(Ê)	100	72
LCM XXII, Ltd.			Residential Asset Mortgage Products,
Series 2016-22A Class A1			Inc. Trust
2.636% due 10/20/28 (Ê)(Þ)	1,133	1,140	Series 2005-EFC1 Class M3
LCM XXV, Ltd.			1.258% due 05/25/35 (Ê)	109	109
Series 2017-25A Class A			SBA Small Business Investment Cos.
3.569% due 07/20/30 (Ê)(Þ)	1,124	1,125	Series 2017-10A Class 1
Long Beach Mortgage Loan Trust			2.845% due 03/10/27	576	566
Series 2004-1 Class M1			Series 2017-10B Class 1
1.741% due 02/25/34 (Ê)	471	471	2.518% due 09/10/27	178	172
Series 2004-4 Class M1			Shackleton CLO, Ltd.
2.134% due 10/25/34 (Ê)	866	867	Series 2018-4RA Class A1A
Madison Park Funding XVIII, Ltd.			3.342% due 04/13/31 (Ê)(Þ)	930	928
Series 2017-18A Class A1R			SLM Private Credit Student Loan Trust
3.552% due 10/21/30 (Ê)(Þ)	872	874	Series 2005-B Class A4
Madison Park Funding XXVI, Ltd.			1.180% due 06/15/39 (Ê)	650	637
Series 2017-26A Class AR			Series 2006-A Class A5
3.559% due 07/29/30 (Ê)(Þ)	780	782	0.943% due 06/15/39 (Ê)	261	256
Magnetite XVIII, Ltd.			SLM Student Loan Trust
Series 2016-18A Class A			Series 2006-10 Class A6
2.715% due 11/15/28 (Ê)(Þ)	1,488	1,488	1.895% due 03/25/44 (Ê)	1,130	1,092
Master Asset-Backed Securities Trust			Series 2008-6 Class A4
			2.467% due 07/25/23 (Ê)	160	161
Series 2005-WMC1 Class M4
2.179% due 03/25/35 (Ê)	551	553	Series 2010-1 Class A
			0.934% due 03/25/25 (Ê)	251	247
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4			SoFi Professional Loan Program LLC
0.895% due 08/25/36 (Ê)	790	783	Series 2017-E Class A2A
			1.860% due 11/26/40 (Þ)	420	415
Nelnet Student Loan Trust
Series 2008-3 Class A4			Series 2018-A Class A2A
2.967% due 11/25/24 (Ê)	350	355	2.390% due 02/25/42 (Þ)	360	358
New Century Home Equity Loan Trust			Series 2018-B Class A1FX
			2.640% due 08/26/47 (Þ)	934	930
Series 2005-B Class M1
2.032% due 10/25/35 (Ê)	690	668	Soundview Home Loan Trust
Nissan Auto Receivables Owner Trust			Series 2007-1 Class A3
			7.000% due 02/25/38 (~)(Ê)(Þ)	1,208	1,143
Series 2017-C Class A2A
1.890% due 10/15/20	820	816	Structured Asset Investment Loan Trust
Option One Mortgage Loan Trust			Series 2005-HE3 Class M1
			1.254% due 09/25/35 (Ê)	804	802
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê)	738	737	Textainer Marine Containers, Ltd.
Series 2007-FXD1 Class 3A4			Series 2017-1A Class A
5.860% due 01/25/37 (Ê)	1,448	1,436	3.720% due 05/20/42 (Þ)	895	889
Park Place Securities, Inc. Asset-Backed			THL Credit Wind River CLO, Ltd.
Pass-Through Certificates			Series 2017-2A Class AR
Series 2005-WHQ1 Class M5			3.585% due 10/18/30 (Ê)(Þ)	1,016	1,019
1.896% due 03/25/35 (Ê)	1,290	1,294	Towd Point Mortgage Trust
Popular ABS Mortgage Pass-Through			Series 2016-3 Class A1
Trust			2.250% due 04/25/56 (~)(Ê)(Þ)	328	321
Series 2006-C Class A4			Series 2017-1 Class A1
1.484% due 07/25/36 (Ê)	824	816	2.750% due 10/25/56 (~)(Ê)(Þ)	1,325	1,297
Series 2006-D Class A3			Series 2017-2 Class A1

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 65

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.750% due 04/25/57 (~)(Ê)(Þ)	605	595	Amazon. com, Inc.
Series 2017-3 Class A1			1.900% due 08/21/20	247	242
2.750% due 06/25/57 (~)(Ê)(Þ)	643	629	5.200% due 12/03/25	515	560
Series 2017-4 Class A1			3.150% due 08/22/27	160	154
2.750% due 06/25/57 (~)(Ê)(Þ)	316	309	3.875% due 08/22/37	50	49
Toyota Auto Receivables Owner Trust			4.950% due 12/05/44	60	67
Series 2018-A Class A2A			4.050% due 08/22/47	70	68
2.100% due 10/15/20	1,095	1,091	Ambac Assurance Corp.
Triton Container Finance IV LLC			5.100% due 06/07/20 (Þ)	1	1
Series 2017-2A Class A			American Airlines, Inc. Pass-Through
3.620% due 08/20/42 (Þ)	606	595	Certificates Trust
			Series 2011-1 Class A
Triton Container Finance LLC			5.250% due 01/31/21	169	175
Series 2017-1A Class A
3.520% due 06/20/42 (Þ)	275	270	Series 2013-2 Class A
			4.950% due 01/15/23	433	446
Series 2018-1A Class A
3.950% due 03/20/43 (Þ)	242	241	American Axle & Manufacturing, Inc.
Wells Fargo Home Equity Asset-Backed			6.625% due 10/15/22	41	42
Securities Trust			American Express Co.
Series 2005-3 Class M4			2.200% due 10/30/20	1,085	1,060
1.581% due 11/25/35 (Ê)	500	502	3.000% due 10/30/24	685	653
		56,730	American Express Credit Corp.
Corporate Bonds and Notes - 19.8%			2.375% due 05/26/20	80	79
21st Century Fox America, Inc.			Series F
8.450% due 08/01/34	160	222	2.600% due 09/14/20	870	860
6.400% due 12/15/35	125	150	American Honda Finance Corp.
6.650% due 11/15/37	40	50	2.713% due 11/05/21 (Ê)	300	300
6.900% due 08/15/39	730	929	Series MTN
3M Co.			2.695% due 02/14/20 (Ê)	1,000	1,002
1.625% due 09/19/21	250	239	American International Group, Inc.
ABB Treasury Center, Inc.			6.400% due 12/15/20	825	885
4.000% due 06/15/21 (Þ)	231	236	3.750% due 07/10/25	110	106
Abbott Laboratories			American Tower Trust
3.250% due 04/15/23	241	238	3.070% due 03/15/23 (Þ)	270	265
3.750% due 11/30/26	90	88	Amgen, Inc.
4.750% due 11/30/36	60	63	2.125% due 05/01/20	20	20
4.900% due 11/30/46	80	86	3.625% due 05/22/24	10	10
Series 4658			6.400% due 02/01/39	295	353
2.350% due 11/22/19	103	102	5.375% due 05/15/43	215	231
AbbVie, Inc.			4.400% due 05/01/45	100	96
2.500% due 05/14/20	691	682	Anadarko Petroleum Corp.
2.300% due 05/14/21	240	233	4.850% due 03/15/21	100	103
3.600% due 05/14/25	60	58	5.550% due 03/15/26	240	257
Aetna, Inc.			6.450% due 09/15/36	997	1,151
2.800% due 06/15/23	30	29	4.500% due 07/15/44	125	116
Allison Transmission, Inc.			6.600% due 03/15/46	90	108
5.000% due 10/01/24 (Þ)	90	89	Anheuser-Busch InBev Finance, Inc.
			2.650% due 02/01/21	160	158
Ally Financial, Inc.			2.625% due 01/17/23	284	274
8.000% due 11/01/31	100	119
			3.300% due 02/01/23	200	198
Alphabet, Inc.
3.625% due 05/19/21	235	240	3.650% due 02/01/26	470	460
			4.900% due 02/01/46	120	123
Altria Group, Inc.
9.250% due 08/06/19	434	464	Anheuser-Busch InBev Worldwide, Inc.
2.625% due 01/14/20	240	239	3.750% due 01/15/22	234	237
2.850% due 08/09/22	170	166	4.000% due 04/13/28	100	100
4.000% due 01/31/24	565	572	4.375% due 04/15/38	410	398
10.200% due 02/06/39	482	784	4.750% due 04/15/58	660	644
			Anthem, Inc.

See accompanying notes which are an integral part of the financial statements.

66 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 11/21/20	350	344	6.110% due 01/29/37	330	379
3.700% due 08/15/21	40	40	Series AA
3.125% due 05/15/22	30	30	6.100% due 12/31/49 (Ê)(ƒ)	50	52
2.950% due 12/01/22	80	78	Series FF
3.350% due 12/01/24	30	29	5.875% due 12/31/99 (Ê)(ƒ)	275	269
3.650% due 12/01/27	60	57	Series GMTN
5.950% due 12/15/34	190	214	3.300% due 01/11/23	460	453
Aon Corp.			4.450% due 03/03/26	30	30
8.205% due 01/01/27	172	206	3.500% due 04/19/26	1,295	1,252
Apache Corp.			3.593% due 07/21/28 (Ê)	260	248
3.250% due 04/15/22	20	19	Bank of New York Mellon Corp. (The)
5.100% due 09/01/40	140	139	2.600% due 08/17/20	225	223
4.750% due 04/15/43	130	123	2.450% due 11/27/20	249	245
4.250% due 01/15/44	20	18	2.200% due 08/16/23	355	333
Apollo Management Holdings, LP			Bank One Capital III
4.000% due 05/30/24 (Þ)	295	293	8.750% due 09/01/30	280	385
4.400% due 05/27/26 (Þ)	275	275	BankUnited, Inc.
5.000% due 03/15/48 (Þ)	580	581	4.875% due 11/17/25	213	216
Apple, Inc.			Barrick NA Finance LLC
2.000% due 11/13/20	80	79	4.400% due 05/30/21	265	274
2.400% due 05/03/23	247	238	5.700% due 05/30/41	130	144
2.450% due 08/04/26	110	101	BAT Capital Corp.
4.650% due 02/23/46	100	108	2.297% due 08/14/20 (Þ)	245	240
Associated Banc-Corp.			3.557% due 08/15/27 (Þ)	230	214
2.750% due 11/15/19	221	219	4.540% due 08/15/47 (Þ)	160	149
AT&T, Inc.			Bayer US Finance II LLC
3.000% due 02/15/22	40	39	3.500% due 06/25/21 (Þ)	239	239
3.800% due 03/01/24	295	289	4.250% due 12/15/25 (Þ)	280	282
4.250% due 03/01/27	440	431	4.375% due 12/15/28 (Þ)	410	411
4.300% due 02/15/30 (Þ)	1,054	996	4.875% due 06/25/48 (Þ)	330	333
8.250% due 11/15/31 (Þ)	350	449	Bayer US Finance LLC
5.250% due 03/01/37	190	187	3.375% due 10/08/24 (Þ)	250	241
4.350% due 06/15/45	90	76	BB&T Corp.
Athene Global Funding			5.250% due 11/01/19	232	238
2.750% due 04/20/20 (Þ)	920	909	Beacon Escrow Corp.
Athene Holding, Ltd.			4.875% due 11/01/25 (Þ)	20	19
4.125% due 01/12/28	705	650	Becton Dickinson and Co.
AutoNation, Inc.			2.894% due 06/06/22	560	541
3.800% due 11/15/27	590	548	3.363% due 06/06/24	180	173
Avnet, Inc.			3.734% due 12/15/24	242	237
4.625% due 04/15/26	214	211	4.685% due 12/15/44	10	10
AXA Equitable Holdings, Inc.			Berkshire Hathaway Energy Co.
5.000% due 04/20/48 (Þ)	400	368	2.800% due 01/15/23	245	239
BAC Capital Trust XIV			6.500% due 09/15/37	174	229
Series G			Berkshire Hathaway Finance Corp.
4.000% due 09/29/49 (Ê)(ƒ)	70	62	4.300% due 05/15/43	221	222
Ball Corp.			Berkshire Hathaway, Inc.
5.250% due 07/01/25	110	112	3.125% due 03/15/26	242	233
Bank of America Corp.			BGC Partners, Inc.
2.625% due 10/19/20	267	264	5.375% due 12/09/19	232	236
2.328% due 10/01/21 (Ê)	340	332	Blue Cube Spinco, Inc.
3.004% due 12/20/23 (Ê)	42	41	10.000% due 10/15/25	235	273
3.550% due 03/05/24 (Ê)	130	129	BMW US Capital LLC
3.366% due 01/23/26 (Ê)	845	813	2.705% due 04/06/20 (Ê)(Þ)	300	301
4.250% due 10/22/26	170	168	1.850% due 09/15/21 (Þ)	20	19
3.419% due 12/20/28 (Ê)	482	454	3.450% due 04/12/23 (Þ)	400	396

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 67

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Boeing Co. (The)			6.834% due 10/23/55	226	242
4.875% due 02/15/20	100	103	Cheniere Corpus Christi Holdings LLC
Braskem America Finance Co.			5.125% due 06/30/27	60	59
7.125% due 07/22/41 (Þ)	25	28	Cheniere Energy Partners, LP
Brighthouse Financial, Inc.			5.250% due 10/01/25 (Þ)	585	571
3.700% due 06/22/27	575	512	Chesapeake Energy Corp.
4.700% due 06/22/47	50	41	6.125% due 02/15/21	50	51
Broadcom Corp. / Broadcom Cayman			8.000% due 12/15/22 (Þ)	8	8
Finance, Ltd.			Chevron Corp.
3.125% due 01/15/25	70	65	2.419% due 11/17/20	245	242
3.875% due 01/15/27	1,010	955	2.801% due 03/03/22 (Ê)	720	727
Burlington Northern Santa Fe LLC			2.954% due 05/16/26	70	67
3.250% due 06/15/27	239	231	Chubb INA Holdings, Inc.
4.150% due 04/01/45	100	97	2.300% due 11/03/20	20	20
Campbell Soup Co.			3.350% due 05/03/26	30	29
2.971% due 03/15/21 (Ê)	125	125	Cigna Corp.
Cardinal Health, Inc.			3.050% due 10/15/27	440	397
2.616% due 06/15/22	50	48	Cimarex Energy Co.
3.079% due 06/15/24	60	57	3.900% due 05/15/27	70	67
Carlyle Holdings II Finance LLC			Cintas Corp. No. 2
5.625% due 03/30/43 (Þ)	195	201	2.900% due 04/01/22	60	59
Caterpillar Financial Services Corp.			3.700% due 04/01/27	70	69
2.571% due 03/15/21 (Ê)	750	751	Cisco Systems, Inc.
1.931% due 10/01/21	450	432	2.450% due 06/15/20	240	238
Series GMTN			CIT Group, Inc.
1.850% due 09/04/20	271	264	5.250% due 03/07/25	30	30
CBS Corp.			Citigroup Capital III
7.875% due 07/30/30	430	531	7.625% due 12/01/36	350	467
CC Holdings GS V LLC / Crown Castle
GS III Corp.			Citigroup, Inc.
3.849% due 04/15/23	242	240	4.450% due 09/29/27	770	758
CCO Holdings LLC / CCO Holdings			8.125% due 07/15/39	420	591
Capital Corp.			5.300% due 05/06/44	101	104
5.125% due 05/01/23 (Þ)	50	49	4.650% due 07/30/45	147	146
5.375% due 05/01/25 (Þ)	110	106	4.750% due 05/18/46	220	209
Series DMTN			Series P
5.000% due 02/01/28 (Þ)	30	27	5.950% due 12/31/49 (Ê)(ƒ)	280	282
Celgene Corp.			Citizens Financial Group, Inc.
2.250% due 08/15/21	70	67	2.375% due 07/28/21	520	503
3.550% due 08/15/22	30	30	CME Group, Inc.
3.900% due 02/20/28	540	512	5.300% due 09/15/43	30	35
5.000% due 08/15/45	80	78	CNH Industrial Capital LLC
Centene Corp.			3.875% due 10/15/21	250	249
5.625% due 02/15/21	30	31	CNOOC Finance USA LLC
4.750% due 05/15/22	50	50	3.500% due 05/05/25	300	289
6.125% due 02/15/24	50	53	Coca-Cola Co. (The)
CF Industries, Inc.			3.300% due 09/01/21	236	238
5.375% due 03/15/44	555	490	Comcast Cable Communications
Charter Communications Operating LLC			Holdings, Inc.
/ Charter Communications Operating			9.455% due 11/15/22	163	200
Capital			Comcast Corp.
3.579% due 07/23/20	80	80	3.600% due 03/01/24	240	236
4.908% due 07/23/25	680	687	6.500% due 11/15/35	90	107
4.200% due 03/15/28	40	37	6.550% due 07/01/39	480	578
6.384% due 10/23/35	40	42	CommScope Technologies LLC
5.375% due 04/01/38	80	76	5.000% due 03/15/27 (Þ)	30	28
6.484% due 10/23/45	775	816	Concho Resources, Inc.
5.750% due 04/01/48	670	648
See accompanying notes which are an integral part of the financial statements.

68 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.300% due 08/15/28	60	60	5.000% due 06/15/45	180	183
Constellation Brands, Inc.			Devon Financing Co. LLC
4.750% due 11/15/24	262	272	7.875% due 09/30/31	210	266
Continental Airlines Pass-Through Trust			Diageo Investment Corp.
Series 071A Class A			2.875% due 05/11/22	90	89
5.983% due 04/19/22	77	82	Diamond 1 Finance Corp. / Diamond 2
Continental Resources, Inc.			Finance Corp
4.500% due 04/15/23	90	91	8.100% due 07/15/36 (Þ)	270	315
4.375% due 01/15/28	10	10	Digital Realty Trust LP
Costco Wholesale Corp.			3.400% due 10/01/20	247	247
2.150% due 05/18/21	244	239	Discovery Communications LLC
			5.625% due 08/15/19	258	265
Cott Holdings, Inc.			6.350% due 06/01/40	545	597
5.500% due 04/01/25 (Þ)	60	58
Cox Communications, Inc.			DISH DBS Corp.
3.250% due 12/15/22 (Þ)	225	218	5.875% due 07/15/22	30	28
6.450% due 12/01/36 (Þ)	605	662	5.875% due 11/15/24	120	102
Crown Castle International Corp.			Dominion Energy, Inc.
5.250% due 01/15/23	203	213	2.579% due 07/01/20	243	239
CVS Health Corp.			Dominion Resources, Inc.
2.750% due 12/01/22	90	86	7.000% due 06/15/38	20	26
3.700% due 03/09/23	870	861	Domtar Corp.
4.100% due 03/25/25	80	80	6.750% due 02/15/44	216	229
3.875% due 07/20/25	170	166	Dow Chemical Co. (The)
2.875% due 06/01/26	190	173	3.500% due 10/01/24	238	232
4.300% due 03/25/28	1,400	1,380	Duke Energy Carolinas LLC
4.780% due 03/25/38	560	554	5.300% due 02/15/40	30	35
5.125% due 07/20/45	140	142	4.000% due 09/30/42	100	98
5.050% due 03/25/48	565	571	Duke Energy Corp.
DAE Funding LLC			3.750% due 04/15/24	260	259
4.500% due 08/01/22 (Þ)	22	21	Eaton Corp.
5.000% due 08/01/24 (Þ)	30	29	2.750% due 11/02/22	150	146
Daimler Finance NA LLC			4.150% due 11/02/42	40	39
1.750% due 10/30/19 (Þ)	720	707	Ecolab, Inc.
2.300% due 01/06/20 (Þ)	945	933	4.350% due 12/08/21	8	8
3.350% due 05/04/21 (Þ)	1,460	1,453	EI du Pont de Nemours & Co.
Danaher Corp.			4.900% due 01/15/41	197	205
2.400% due 09/15/20	249	246	Eli Lilly & Co.
Delhaize America, Inc.			3.100% due 05/15/27	50	48
9.000% due 04/15/31	154	209	Energy Transfer Partners, LP
Dell International LLC / EMC Corp.			4.050% due 03/15/25	405	391
4.420% due 06/15/21 (Þ)	280	284	6.050% due 06/01/41	325	324
7.125% due 06/15/24 (Þ)	100	106	EnLink Midstream Partners, LP
8.350% due 07/15/46 (Þ)	1,025	1,233	4.150% due 06/01/25	210	194
Delta Air Lines Pass-Through Trust			5.050% due 04/01/45	260	211
Series 071A Class A			Enterprise Products Operating LLC
6.821% due 08/10/22	386	421	5.950% due 02/01/41	305	344
Series 2002-1 Class G-1			Series A
6.718% due 01/02/23	82	88	6.066% due 08/01/66 (Ê)	360	361
Delta Air Lines, Inc.			EOG Resources, Inc.
2.875% due 03/13/20	250	248	2.450% due 04/01/20	135	133
Deutsche Bank AG			4.150% due 01/15/26	30	31
2.700% due 07/13/20	260	253	EP Energy / Everest Acquisition
2.950% due 08/20/20	242	236	Finance, Inc.
			9.375% due 05/01/24 (Þ)	60	49
Devon Energy Corp.
3.250% due 05/15/22	110	108	Series NCD
			8.000% due 02/15/25 (Þ)	30	23
5.850% due 12/15/25	370	407
			Equifax, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 69

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 5Y			6.250% due 10/02/43	110	114
3.950% due 06/15/23	580	577	5.200% due 04/01/45	255	234
Equities Midstream Partners, LP			General Motors Financial Co. , Inc.
Series 10Y			2.450% due 11/06/20	30	29
5.500% due 07/15/28	540	540	4.375% due 09/25/21	20	20
Exelon Corp.			4.250% due 05/15/23	10	10
2.850% due 06/15/20	555	550	Gilead Sciences, Inc.
3.497% due 06/01/22	245	242	2.550% due 09/01/20	590	583
Exelon Generation Co. LLC			3.650% due 03/01/26	90	89
2.950% due 01/15/20	257	256	4.750% due 03/01/46	100	103
Exxon Mobil Corp.			GlaxoSmithKline Capital, Inc.
3.176% due 03/15/24	243	241	2.800% due 03/18/23	248	242
3.043% due 03/01/26	60	58	3.375% due 05/15/23	455	455
4.114% due 03/01/46	40	41	Glencore Funding LLC
Farmers Exchange Capital III			2.875% due 04/16/20 (Þ)	20	20
5.454% due 10/15/54 (Ê)(Þ)	420	423	4.625% due 04/29/24 (Þ)	40	40
FedEx Corp.			4.000% due 03/27/27 (Þ)	200	189
4.500% due 02/01/65	226	201	GLP Capital, LP / GLP Financing II, Inc.
Fifth Third Bank			5.375% due 11/01/23	80	82
Series BKNT			Goldman Sachs Capital I
2.875% due 10/01/21	450	445	6.345% due 02/15/34	75	86
First Data Corp.			Goldman Sachs Capital II
5.375% due 08/15/23 (Þ)	140	141	4.000% due 06/01/43 (Ê)(ƒ)	3	3
First Niagara Financial Group, Inc.			Goldman Sachs Group, Inc. (The)
6.750% due 03/19/20	237	250	5.250% due 07/27/21	380	399
FirstEnergy Corp.			3.850% due 07/08/24	150	149
Series B			4.250% due 10/21/25	310	305
4.250% due 03/15/23	100	102	3.491% due 05/15/26 (Ê)	185	183
3.900% due 07/15/27	370	359	3.500% due 11/16/26	90	85
Series C			3.691% due 06/05/28 (Ê)	200	190
7.375% due 11/15/31	280	363	4.223% due 05/01/29 (Ê)	790	778
Ford Motor Co.			6.750% due 10/01/37	410	487
4.750% due 01/15/43	50	43	6.250% due 02/01/41	160	187
Ford Motor Credit Co. LLC			5.150% due 05/22/45	30	30
3.200% due 01/15/21	200	198	4.750% due 10/21/45	250	247
5.875% due 08/02/21	200	212	Series 60MO
Freeport-McMoRan, Inc.			3.272% due 09/29/25 (Ê)	775	736
3.550% due 03/01/22	90	86	Series D
6.875% due 02/15/23	10	11	6.000% due 06/15/20	150	158
5.450% due 03/15/43	1,045	917	Series GMTN
Fresenius Medical Care US Finance II,			4.109% due 10/28/27 (Ê)	270	275
Inc.			Great Plains Energy, Inc.
5.875% due 01/31/22 (Þ)	236	250	5.292% due 06/15/22 (~)(Ê)	670	702
4.750% due 10/15/24 (Þ)	110	113	Halliburton Co.
GE Capital International Funding Co.			3.800% due 11/15/25	70	69
Unlimited Co.			4.850% due 11/15/35	130	134
4.418% due 11/15/35	200	194
			Harris Corp.
General Electric Co.			4.400% due 06/15/28	580	585
5.300% due 02/11/21	361	378	4.854% due 04/27/35	40	41
4.500% due 03/11/44	190	186	5.054% due 04/27/45	40	41
Series GMTN			HCA, Inc.
5.500% due 01/08/20	10	10	5.000% due 03/15/24	50	50
6.875% due 01/10/39	411	520	5.375% due 02/01/25	100	98
General Mills, Inc.			4.500% due 02/15/27	40	38
3.150% due 12/15/21	233	230	5.500% due 06/15/47	455	417
General Motors Co.			Hewlett Packard Enterprise Co.
4.875% due 10/02/23	450	462

See accompanying notes which are an integral part of the financial statements.

70 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.100% due 10/04/19 (Þ)	435	430	4.350% due 08/15/21	130	134
6.000% due 09/15/41	235	239	3.875% due 09/10/24	795	787
6.350% due 10/15/45	239	236	4.125% due 12/15/26	230	227
Home Depot, Inc. (The)			4.250% due 10/01/27	30	30
2.625% due 06/01/22	243	238	6.400% due 05/15/38	100	123
Honeywell International, Inc.			4.950% due 06/01/45	100	102
1.850% due 11/01/21	255	245	JPMorgan Chase Bank NA
HSBC Bank NA			Series BKNT
Series BKNT			1.650% due 09/23/19	195	192
5.875% due 11/01/34	475	540	Kellogg Co.
HSBC USA, Inc.			Series B
7.200% due 07/15/97	157	209	7.450% due 04/01/31	187	238
Humana, Inc.			Kerr-McGee Corp.
3.150% due 12/01/22	10	10	6.950% due 07/01/24	10	11
3.950% due 03/15/27	100	98	7.875% due 09/15/31	30	38
4.625% due 12/01/42	20	20	Kinder Morgan Energy Partners, LP
4.950% due 10/01/44	20	21	3.500% due 03/01/21	30	30
4.800% due 03/15/47	10	10	7.500% due 11/15/40	189	224
IBM Credit LLC			Kinder Morgan, Inc.
1.800% due 01/20/21	255	247	4.300% due 03/01/28	180	174
2.619% due 01/20/21 (Ê)	800	804	5.550% due 06/01/45	275	278
Industrial & Commercial Bank of China,			Series GMTN
Ltd.			7.800% due 08/01/31	176	212
3.231% due 11/13/19	250	249	Kindred Healthcare, Inc.
Intel Corp.			8.750% due 01/15/23	60	64
3.300% due 10/01/21	240	242
2.875% due 05/11/24	460	445	KKR Group Finance Co. II LLC
			5.500% due 02/01/43 (Þ)	10	10
3.700% due 07/29/25	20	20
			KKR Group Finance Co. III LLC
3.734% due 12/08/47	10	9	5.125% due 06/01/44 (Þ)	475	469
International Business Machines Corp.			Kohl's Corp.
2.250% due 02/19/21	244	239	5.550% due 07/17/45	740	718
International Lease Finance Corp.			Kraft Heinz Foods Co.
8.625% due 01/15/22	50	57	3.500% due 07/15/22	30	30
5.875% due 08/15/22	410	435	4.000% due 06/15/23	10	10
International Paper Co.			4.875% due 02/15/25 (Þ)	1,240	1,263
8.700% due 06/15/38	305	425	3.000% due 06/01/26	60	54
5.150% due 05/15/46	188	191	4.625% due 01/30/29	400	396
Jackson National Life Global Funding			5.000% due 07/15/35	240	237
2.666% due 04/27/20 (Ê)(Þ)	2,805	2,804	6.875% due 01/26/39	270	317
Jefferies Group LLC			5.000% due 06/04/42	20	19
6.500% due 01/20/43	190	197	5.200% due 07/15/45	20	19
John Deere Capital Corp.			4.375% due 06/01/46	20	17
2.800% due 03/04/21	242	240	Kroger Co. (The)
Series DMTN			5.150% due 08/01/43	20	20
2.350% due 01/08/21	180	177	L3 Technologies, Inc.
Series MTN			3.850% due 06/15/23	238	237
2.801% due 09/08/22 (Ê)	785	784	Lamb Weston Holdings, Inc.
Johnson & Johnson			4.875% due 11/01/26 (Þ)	60	58
1.650% due 03/01/21	253	246	Land O' Lakes, Inc.
2.250% due 03/03/22	450	440	6.000% due 11/15/22 (Þ)	630	668
3.625% due 03/03/37	70	68	Land O'Lakes Capital Trust I
JPMorgan Chase & Co.			7.450% due 03/15/28 (Þ)	180	202
2.750% due 06/23/20	440	436	Lennar Corp.
4.400% due 07/22/20	231	236	4.500% due 04/30/24	40	39
4.250% due 10/15/20	300	306	4.750% due 11/29/27	100	93
2.550% due 03/01/21	610	597
2.877% due 03/09/21 (Ê)	1,720	1,724	Leucadia National Corp.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 71

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 10/18/23	209	216	4.875% due 06/01/25	100	103
Life Technologies Corp.			4.000% due 03/15/28	20	19
6.000% due 03/01/20	224	233	4.500% due 04/15/38	805	743
Lockheed Martin Corp.			4.700% due 04/15/48	140	130
4.250% due 11/15/19	250	255	Mutual of Omaha Insurance Co.
3.350% due 09/15/21	220	221	4.297% due 07/15/54 (Ê)(Þ)	215	216
4.500% due 05/15/36	10	10	Navient Corp.
Series 10YR			Series MTN
3.550% due 01/15/26	90	89	8.000% due 03/25/20	70	74
Lowe's Cos. , Inc.			NBCUniversal Media LLC
3.800% due 11/15/21	240	245	4.375% due 04/01/21	368	378
Lubrizol Corp.			NCL Corp. , Ltd.
6.500% due 10/01/34	183	242	4.750% due 12/15/21 (Þ)	24	24
LyondellBasell Industries NV			Nevada Power Co.
5.750% due 04/15/24	198	215	5.375% due 09/15/40	209	244
Maple Escrow Subsidiary, Inc.			New Cingular Wireless Services, Inc.
4.417% due 05/25/25 (Þ)	360	362	8.750% due 03/01/31	170	228
4.597% due 05/25/28 (Þ)	730	732	Newell Brands, Inc.
Marathon Petroleum Corp.			3.150% due 04/01/21	50	50
5.000% due 09/15/54	234	215	3.850% due 04/01/23	60	59
Masco Corp.			5.000% due 11/15/23	790	807
4.450% due 04/01/25	238	239	4.200% due 04/01/26	40	39
MassMutual Global Funding II			5.500% due 04/01/46	830	808
1.950% due 09/22/20 (Þ)	1,315	1,278	NGPL PipeCo. LLC
McDonald's Corp.			4.375% due 08/15/22 (Þ)	660	653
3.700% due 01/30/26	60	60	Noble Energy, Inc.
3.500% due 03/01/27	70	68	3.900% due 11/15/24	150	148
Medtronic, Inc.			3.850% due 01/15/28	80	76
3.500% due 03/15/25	150	148	5.250% due 11/15/43	10	10
Merck & Co. , Inc.			4.950% due 08/15/47	40	40
2.750% due 02/10/25	40	38	Northrop Grumman Corp.
Mercury General Corp.			2.930% due 01/15/25	80	76
4.400% due 03/15/27	440	428	Series F0TZ
MetLife, Inc.			3.250% due 01/15/28	210	198
6.400% due 12/15/36	100	106	Northwest Airlines Pass-Through Trust
Metropolitan Life Global Funding I			Series 07-1
2.561% due 01/08/21 (Ê)(Þ)	1,715	1,712	7.027% due 11/01/19	352	368
Microsoft Corp.			Novartis Capital Corp.
2.875% due 02/06/24	427	418	Series 0006
2.700% due 02/12/25	40	38	1.800% due 02/14/20	525	517
2.400% due 08/08/26	200	185	NVR, Inc.
3.300% due 02/06/27	320	316	3.950% due 09/15/22	445	448
3.750% due 02/12/45	100	98	Occidental Petroleum Corp.
MidAmerican Energy Co.			3.125% due 02/15/22	30	30
3.700% due 09/15/23	237	240	3.400% due 04/15/26	50	49
Mondelez International, Inc.			3.000% due 02/15/27	360	340
4.125% due 05/07/28	243	241	4.625% due 06/15/45	30	31
Morgan Stanley			4.400% due 04/15/46	20	20
5.625% due 09/23/19	200	206	4.100% due 02/15/47	170	166
3.759% due 10/24/23 (Ê)	805	823	ONEOK, Inc.
3.737% due 04/24/24 (Ê)	170	169	7.500% due 09/01/23	204	234
Series GMTN			Oracle Corp.
3.750% due 02/25/23	670	671	2.625% due 02/15/23	245	237
3.772% due 01/24/29 (Ê)	700	675	PACCAR Financial Corp.
MPLX LP			1.200% due 08/12/19	210	207
3.375% due 03/15/23	140	137	2.800% due 03/01/21	500	496

See accompanying notes which are an integral part of the financial statements.

72 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pacific Gas & Electric Co.			Regency Energy Partners, LP / Regency
6.050% due 03/01/34	200	216	Energy Finance Corp.
5.800% due 03/01/37	60	63	5.875% due 03/01/22	60	63
Pacific Life Insurance Co.			Reliance Holding USA, Inc.
4.300% due 10/24/67 (Ê)(Þ)	280	254	4.500% due 10/19/20 (Þ)	231	235
			Reliance Standard Life Global Funding
PacifiCorp			II
5.750% due 04/01/37	197	237	2.500% due 01/15/20 (Þ)	455	451
PepsiCo, Inc.			Reynolds American, Inc.
2.750% due 03/01/23	242	236	6.875% due 05/01/20	190	202
Pepsi-Cola Metropolitan Bottling Co. ,			3.250% due 06/12/20	40	40
Inc.			4.450% due 06/12/25	420	422
Series B
7.000% due 03/01/29	165	210	8.125% due 05/01/40	450	610
			5.850% due 08/15/45	70	77
Pfizer, Inc.			Reynolds Group Issuer, Inc. / Reynolds
1.700% due 12/15/19	252	248	Group Issuer LLC
Philip Morris International, Inc.			5.750% due 10/15/20	81	82
1.875% due 11/01/19	170	168	Roche Holdings, Inc.
2.000% due 02/21/20	1,255	1,234	2.875% due 09/29/21 (Þ)	241	239
2.500% due 08/22/22	90	87	Roper Technologies, Inc.
4.500% due 03/20/42	40	39	2.800% due 12/15/21	240	234
Series 5YR			Sabine Pass Liquefaction LLC
2.500% due 11/02/22	60	58	6.250% due 03/15/22	590	635
Series NCD			5.000% due 03/15/27	290	295
2.375% due 08/17/22	633	605	Salesforce. com, Inc.
Plains All American Pipeline, LP/PAA			3.250% due 04/11/23	70	70
Finance Corp.
2.600% due 12/15/19	261	258	3.700% due 04/11/28	30	30
PNC Bank NA			Santander Holdings USA, Inc.
			4.500% due 07/17/25	20	20
Series BKNT
2.450% due 11/05/20	269	264	Schlumberger Holdings Corp.
			4.000% due 12/21/25 (Þ)	40	40
Precision Castparts Corp.
2.500% due 01/15/23	240	231	Select Income REIT
Prime Security Services Borrower LLC /			4.250% due 05/15/24	290	277
Prime Finance, Inc.			Sherwin-Williams Co.
9.250% due 05/15/23 (Þ)	97	104	2.250% due 05/15/20	375	369
Procter & Gamble Co. (The)			Sierra Pacific Power Co.
2.628% due 11/01/19 (Ê)	230	231	2.600% due 05/01/26	236	218
1.850% due 02/02/21	228	222	Smithfield Foods, Inc.
Progress Energy, Inc.			2.700% due 01/31/20 (Þ)	244	240
4.400% due 01/15/21	30	31	Southern Natural Gas Co. LLC /
PSEG Power LLC			Southern Natural Issuing Corp.
8.625% due 04/15/31	170	223	4.400% due 06/15/21	400	409
Public Service Electric & Gas Co.			Southwest Airlines Co.
3.700% due 05/01/28	180	180	2.750% due 11/06/19	241	240
			2.650% due 11/05/20	340	336
QUALCOMM, Inc.
2.100% due 05/20/20	300	300	Spectrum Brands, Inc.
			5.750% due 07/15/25	50	49
Series 0002
4.300% due 05/20/47	610	567	Sprint Capital Corp.
			8.750% due 03/15/32	180	193
Series 000A			Sprint Spectrum Co. LLC / Sprint
2.600% due 01/30/23	455	435	Spectrum Co. II LLC / Sprint
Quicken Loans, Inc.			Spectrum Co. III LLC
5.750% due 05/01/25 (Þ)	10	10	4.738% due 03/20/25 (Þ)	685	680
QVC, Inc.			Series A-1
4.375% due 03/15/23	535	528	3.360% due 09/20/21 (Þ)	163	161
Range Resources Corp.			Starbucks Corp.
5.875% due 07/01/22	30	30	2.200% due 11/22/20	250	244
4.875% due 05/15/25	70	66

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 73

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sunoco Logistics Partners Operations,			2.800% due 11/15/24	252	242
LP			3.050% due 11/15/27	20	19
5.400% due 10/01/47	260	238	United Rentals NA, Inc.
Sysco Corp.			5.750% due 11/15/24	60	61
2.500% due 07/15/21	225	220
Teachers Insurance & Annuity			United Technologies Corp.
			1.950% due 11/01/21	232	222
Association of America			3.100% due 06/01/22	100	99
4.900% due 09/15/44 (Þ)	240	252
Tennessee Gas Pipeline Co. LLC			4.500% due 06/01/42	30	30
8.375% due 06/15/32	380	472	UnitedHealth Group, Inc.
			2.700% due 07/15/20	311	309
Thermo Fisher Scientific, Inc.			3.875% due 10/15/20	10	10
2.950% due 09/19/26	228	211
TIAA Asset Management Finance Co.			2.875% due 12/15/21	40	40
LLC			4.625% due 07/15/35	100	105
2.950% due 11/01/19 (Þ)	40	40	5.700% due 10/15/40	60	71
Time Warner Cable LLC			Universal Health Services, Inc.
4.125% due 02/15/21	150	151	4.750% due 08/01/22 (Þ)	253	255
6.550% due 05/01/37	150	159	Univision Communications, Inc.
7.300% due 07/01/38	210	238	5.125% due 05/15/23 (Þ)	50	48
5.875% due 11/15/40	120	117	5.125% due 02/15/25 (Þ)	60	55
Time Warner Entertainment Co. , LP			US Airways Pass-Through Trust
8.375% due 03/15/23	182	212	Series 2012-1 Class A
Time Warner, Inc.			5.900% due 10/01/24	477	511
4.875% due 03/15/20	250	256	Series A Class A
4.750% due 03/29/21	620	639	7.125% due 10/22/23	279	311
3.800% due 02/15/27	80	76	US Bank NA
TJX Cos. , Inc. (The)			Series BKNT
2.750% due 06/15/21	246	244	2.125% due 10/28/19	250	248
2.250% due 09/15/26	10	9	2.502% due 10/23/20 (Ê)	600	599
Toll Brothers Finance Corp.			3.150% due 04/26/21	1,775	1,777
4.375% due 04/15/23	30	29	Valeant Pharmaceuticals International,
Toyota Motor Credit Corp.			Inc.
2.495% due 11/14/19 (Ê)	1,250	1,248	5.625% due 12/01/21 (Þ)	30	30
			5.500% due 03/01/23 (Þ)	140	130
Series GMTN			9.000% due 12/15/25 (Þ)	30	31
2.800% due 07/13/22	245	240
			9.250% due 04/01/26 (Þ)	20	21
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/26	220	268	Valero Energy Corp.
4.000% due 03/15/28 (Þ)	240	233	4.350% due 06/01/28	358	359
			10.500% due 03/15/39	151	245
Tyson Foods, Inc.
3.950% due 08/15/24	237	236	Verizon Communications, Inc.
			3.500% due 11/01/24	20	19
Unilever Capital Corp.			3.376% due 02/15/25	178	171
1.375% due 07/28/21	254	241
			2.625% due 08/15/26	40	35
Union Pacific Corp.			4.125% due 03/16/27	100	99
3.750% due 07/15/25	60	60
3.950% due 09/10/28	570	573	4.329% due 09/21/28 (Þ)	324	321
4.375% due 09/10/38	220	221	4.500% due 08/10/33	180	174
4.500% due 09/10/48	540	545	5.250% due 03/16/37	515	528
Union Pacific Railroad Co. Pass-Through			5.500% due 03/16/47	10	10
Trust			4.672% due 03/15/55	535	475
Series 06-1			Viacom, Inc.
5.866% due 07/02/30	110	119	3.875% due 04/01/24	20	19
United Airlines Pass-Through Trust			6.250% due 02/28/57 (Ê)	1,125	1,079
3.650% due 01/07/26	360	350	Virginia Electric & Power Co.
Series B			Series B
4.600% due 03/01/26	195	196	2.950% due 11/15/26	660	618
United Parcel Service, Inc.			Series C
2.500% due 04/01/23	40	39	4.000% due 11/15/46	225	216
			Visa, Inc.

See accompanying notes which are an integral part of the financial statements.

74 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.200% due 12/14/20	250	246	International Debt - 8.0%
3.150% due 12/14/25	150	145	1011778 B. C. Unlimited Liability Co. /
4.300% due 12/14/45	390	406	New Red Finance, Inc.
Volkswagen Group of America Finance			5.000% due 10/15/25 (Þ)	50	47
LLC			1011778 B. C. Unlimited Liability Co.
2.450% due 11/20/19 (Þ)	425	420	1st Lien Term Loan B4
			4.344% due 02/17/24 (Ê)	144	143
Wachovia Capital Trust II
2.848% due 01/15/27 (Ê)	485	456	ABN AMRO Bank NV
			1.800% due 09/20/19 (Þ)	244	240
Walgreens Boots Alliance, Inc.			Abu Dhabi Government International
2.700% due 11/18/19	256	255	Bond
4.800% due 11/18/44	100	94	Series C
Walmart, Inc.			2.500% due 10/11/22 (Þ)	200	192
1.900% due 12/15/20	250	245	Actavis Funding SCS
2.567% due 06/23/21 (Ê)	200	200	3.000% due 03/12/20 (Þ)	258	257
3.550% due 06/26/25	590	594	ACWA Power Management and
3.700% due 06/26/28	150	151	Investments One, Ltd.
Walt Disney Co. (The)			5.950% due 12/15/39 (Þ)	300	293
2.508% due 06/05/20 (Ê)	800	801	AerCap Ireland Capital DAC / AerCap
2.750% due 08/16/21	264	260	Global Aviation Trust
			3.300% due 01/23/23	330	317
Washington Prime Group, LP			AerCap Ireland Capital, Ltd. / AerCap
5.950% due 08/15/24	221	213	Global Aviation Trust
Waste Management, Inc.			5.000% due 10/01/21	150	155
3.500% due 05/15/24	190	188
WEA Finance LLC / Westfield UK &			Alcoa Nederland Holding BV
Europe Finance PLC			6.750% due 09/30/24 (Þ)	200	211
2.700% due 09/17/19 (Þ)	212	211	Alibaba Group Holding, Ltd.
Wells Fargo & Co.			3.125% due 11/28/21	239	237
2.500% due 03/04/21	400	391	Alimentation Couche-Tard, Inc.
3.661% due 03/04/21 (Ê)	1,100	1,125	3.550% due 07/26/27 (Þ)	220	208
4.600% due 04/01/21	431	445	Allergan Funding SCS
3.069% due 01/24/23	470	457	3.450% due 03/15/22	40	39
3.589% due 10/31/23 (Ê)	1,455	1,483	3.800% due 03/15/25	60	58
3.000% due 04/22/26	400	372	4.550% due 03/15/35	80	76
3.000% due 10/23/26	260	240	4.750% due 03/15/45	41	39
5.375% due 11/02/43	200	209	Ambac LSNI LLC
4.650% due 11/04/44	10	10	7.337% due 02/12/23 (Ê)(Þ)	2,379	2,414
4.400% due 06/14/46	230	210	America Movil SAB de CV
4.750% due 12/07/46	150	145	5.000% due 10/16/19	230	235
Series GMTN			5.000% due 03/30/20	535	550
2.600% due 07/22/20	645	637	Anglo American Capital PLC
4.300% due 07/22/27	520	512	3.625% due 09/11/24 (Þ)	200	189
4.900% due 11/17/45	250	248	ArcelorMittal
Western Gas Partners, LP			6.250% due 02/25/22	110	117
4.650% due 07/01/26	40	39	Aristocrat International, Pty, Ltd. Term
			Loan B3
WestRock MWV LLC			4.105% due 10/19/24 (Ê)	121	120
7.375% due 09/01/19	310	325
			AstraZeneca PLC
Williams Cos. , Inc. (The)			2.375% due 11/16/20	580	569
7.750% due 06/15/31	130	156	2.375% due 06/12/22	350	337
Series A			Australia & New Zealand Banking
7.500% due 01/15/31	20	24	Group, Ltd.
Williams Partners, LP			2.831% due 08/19/20 (Ê)(Þ)	1,000	1,006
5.250% due 03/15/20	40	41	Bacardi, Ltd.
4.300% due 03/04/24	160	161	5.300% due 05/15/48 (Þ)	420	399
5.800% due 11/15/43	200	213	Banco de Bogota SA
Wyndham Worldwide Corp.			Series EMTQ
4.150% due 04/01/24	220	216	4.375% due 08/03/27 (Þ)	223	208
		177,194	Banco Santander SA

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 75

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.848% due 04/12/23	600	587	Canadian Oil Sands, Ltd.
4.379% due 04/12/28	755	722	4.500% due 04/01/22 (Þ)	680	692
Bancolombia SA			CBQ Finance, Ltd.
5.950% due 06/03/21	705	743	7.500% due 11/18/19 (Þ)	205	214
Banistmo SA			CDP Financial, Inc.
Series MTQ0			5.600% due 11/25/39 (Þ)	215	275
3.650% due 09/19/22 (Þ)	250	236	Cenovus Energy, Inc.
Bank of China Hong Kong, Ltd.			4.250% due 04/15/27	710	684
5.550% due 02/11/20 (Þ)	231	238	6.750% due 11/15/39	120	132
Bank of Montreal			Coca-Cola FEMSA SAB de CV
2.100% due 12/12/19	230	227	4.625% due 02/15/20	234	239
1.900% due 08/27/21	420	402	Colombia Government International
Bank of Nova Scotia (The)			Bond
Series BKNT			5.625% due 02/26/44	270	287
2.500% due 01/08/21	220	216	Commonwealth Bank of Australia
2.450% due 09/19/22	380	366	5.000% due 10/15/19 (Þ)	30	31
Barclays PLC			3.900% due 07/12/47 (Þ)	150	140
4.338% due 05/16/24 (Ê)	610	602	Cooperatieve Rabobank UA
4.972% due 05/16/29 (Ê)	1,130	1,119	4.625% due 12/01/23	250	252
8.250% due 12/31/49 (Ê)(ƒ)	165	168	4.375% due 08/04/25	650	637
BAT International Finance PLC			Credit Agricole SA
2.750% due 06/15/20 (Þ)	257	254	3.250% due 10/04/24 (Þ)	730	687
BBVA Bancomer SA			Credit Suisse Group AG
6.750% due 09/30/22 (Þ)	485	517	6.250% due 12/31/49 (Ê)(ƒ)(Þ)	505	494
			Credit Suisse Group Funding Guernsey,
Bharti Airtel, Ltd.			Ltd.
4.375% due 06/10/25 (Þ)	500	460	4.875% due 05/15/45	300	296
BHP Billiton Finance USA, Ltd.			Danone SA
2.875% due 02/24/22	5	5	1.691% due 10/30/19 (Þ)	227	223
5.000% due 09/30/43	320	359	2.077% due 11/02/21 (Þ)	690	660
BNP Paribas SA			Deutsche Telekom International Finance
3.500% due 03/01/23 (Þ)	415	404	BV
3.375% due 01/09/25 (Þ)	390	368	1.950% due 09/19/21 (Þ)	251	239
4.375% due 03/01/33 (Ê)(Þ)	775	727	4.375% due 06/21/28 (Þ)	890	883
BOC Aviation, Ltd.			DNB Nor Bank ASA
3.000% due 03/30/20 (Þ)	241	239	2.573% due 02/10/20 (Ê)(~)	1,000	1,000
BP Capital Markets PLC			Dryden 37 Senior Loan Fund
3.245% due 05/06/22	10	10	Series 2017-37A Class AR
3.216% due 11/28/23	700	686	2.820% due 01/15/31 (Ê)(Þ)	1,300	1,299
3.119% due 05/04/26	120	115	Dryden 50 Senior Loan Fund
Series EN1I			Series 2017-50A Class A1
1.768% due 09/19/19	220	217	3.568% due 07/15/30 (Ê)(Þ)	1,230	1,231
Braskem Netherlands Finance BV			Ecopetrol SA
3.500% due 01/10/23 (Þ)	485	456	5.375% due 06/26/26	60	62
4.500% due 01/10/28 (Þ)	305	281	5.875% due 05/28/45	250	237
Brazilian Government International Bond			Empresa Electrica Angamos SA
2.625% due 01/05/23	220	200	4.875% due 05/25/29 (Þ)	209	204
5.625% due 01/07/41	170	148	Enbridge, Inc.
British Telecommunications PLC			3.700% due 07/15/27	222	210
9.625% due 12/15/30	165	236	Enel Finance International NV
Brookfield Finance LLC			Series 658A
4.000% due 04/01/24	218	216	3.500% due 04/06/28 (Þ)	250	225
Brookfield Finance, Inc.			Ensco PLC
4.250% due 06/02/26	211	208	8.000% due 01/31/24	29	29
Canadian Imperial Bank of Commerce			Equate Petrochemical BV
Series BKNT			4.250% due 11/03/26 (Þ)	200	194
2.100% due 10/05/20	246	240	ESAL GmbH

See accompanying notes which are an integral part of the financial statements.

76 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.250% due 02/05/23 (Þ)	445	414	Lukoil International Finance BV
Fairfax Financial Holdings, Ltd.			6.125% due 11/09/20 (Þ)	450	471
4.850% due 04/17/28 (Þ)	285	282	4.563% due 04/24/23 (Þ)	212	214
Gazprom Capital SA			LYB International Finance BV
3.850% due 02/06/20 (Þ)	240	240	4.000% due 07/15/23	260	260
GE Capital International Funding Co.			Marks And Spencer PLC
Unlimited Co			7.125% due 12/01/37 (Þ)	207	230
2.342% due 11/15/20	245	239	Medtronic Global Holdings SCA
GlaxoSmithKline Capital PLC			3.350% due 04/01/27	160	156
2.850% due 05/08/22	306	301	Mexico Generadora de Energia S de rl
Grupo Bimbo SAB de CV			5.500% due 12/06/32 (Þ)	186	180
5.950% due 12/31/99 (Ê)(ƒ)(Þ)	480	474	Mexico Government International Bond
HSBC Bank PLC			6.050% due 01/11/40	30	33
7.650% due 05/01/25	375	437	4.750% due 03/08/44	20	19
HSBC Holdings PLC			4.600% due 02/10/48	500	460
2.926% due 05/18/21 (Ê)	825	826	Mitsubishi UFJ Financial Group, Inc.
3.950% due 05/18/24 (Ê)	380	379	2.998% due 02/22/22	60	59
3.900% due 05/25/26	220	215
4.041% due 03/13/28 (Ê)	410	398	Mizuho Bank, Ltd.
			2.737% due 10/01/19 (Ê)(~)	500	501
4.583% due 06/19/29 (Ê)	570	576	Mondelez International Holdings
6.250% due 12/31/99 (Ê)(ƒ)	200	196	Netherlands BV
6.500% due 12/31/99 (Ê)(ƒ)	200	192	1.625% due 10/28/19 (Þ)	228	224
Indonesia Government International			Myriad International Holdings BV
Bond			6.000% due 07/18/20 (Þ)	206	215
4.350% due 01/11/48	240	215	4.850% due 07/06/27 (Þ)	250	245
Series REGS			National Australia Bank, Ltd.
3.750% due 04/25/22	430	426	2.839% due 05/22/20 (Ê)(Þ)	450	451
ING Bank NV			National Bank of Canada
5.800% due 09/25/23 (Þ)	870	922
			Series 575
Intesa Sanpaolo SpA			2.150% due 06/12/20	265	260
3.125% due 07/14/22 (Þ)	200	185
3.375% due 01/12/23 (Þ)	450	414	Nokia OYJ
3.875% due 07/14/27 (Þ)	520	449	6.625% due 05/15/39	740	771
3.875% due 01/12/28 (Þ)	245	210	Nordea Bank AB
			2.789% due 05/29/20 (Ê)(Þ)	450	451
Inversiones CMPC SA
4.500% due 04/25/22 (Þ)	214	216	NOVA Chemicals Corp.
			5.250% due 06/01/27 (Þ)	420	391
Itau CorpBanca SA
3.875% due 09/22/19 (Þ)	218	219	Numericable Group SA Term Loan B12
			5.348% due 01/05/26 (Ê)	117	115
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ)	200	200	Nutrien, Ltd.
			7.125% due 05/23/36	183	235
Korea Gas Corp.
2.750% due 07/20/22 (Þ)	510	491	NXP BV / NXP Funding LLC
			4.625% due 06/15/22 (Þ)	450	457
Korea Hydro & Nuclear Power Co. , Ltd.
4.750% due 07/13/21 (Þ)	229	236	Pernod Ricard SA
			4.450% due 01/15/22 (Þ)	150	154
Korea Southern Power Co. , Ltd.
3.000% due 01/29/21 (Þ)	241	237	Peru Government International Bond
			6.550% due 03/14/37	30	37
Kuwait International Government Bond			5.625% due 11/18/50	110	128
Series 000Q
3.500% due 03/20/27 (Þ)	210	204	Petrobras Global Finance BV
Lions Gate Entertainment Corp. Term			6.250% due 03/17/24	100	99
Loan B			5.299% due 01/27/25 (Þ)	1,105	1,021
4.341% due 03/19/25 (~)(Ê)	34	33	Petroleos Mexicanos
Lloyds Banking Group PLC			4.625% due 09/21/23	585	577
2.907% due 11/07/23 (Ê)	650	619	6.875% due 08/04/26	220	231
4.375% due 03/22/28	200	197	6.625% due 06/15/35	10	10
Lloyds TSB Bank PLC			5.625% due 01/23/46	225	190
6.500% due 09/14/20 (Þ)	228	241	Province of Quebec Canada

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 77

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.642% due 07/21/19 (Ê)	480	481	Standard Chartered PLC
Provincia de Buenos Aires			5.700% due 03/26/44 (Þ)	250	261
6.500% due 02/15/23 (Þ)	140	128	Sumitomo Mitsui Banking Corp.
PT Pertamina (Persero)			2.092% due 10/18/19	253	250
4.300% due 05/20/23 (Þ)	520	514	Sumitomo Mitsui Financial Group, Inc.
Qatar Government International Bond			Series 5FXD
5.103% due 04/23/48 (Þ)	205	204	2.058% due 07/14/21	90	86
Reckitt Benckiser Treasury Services PLC			Suncor Energy, Inc.
2.895% due 06/24/22 (Ê)(Þ)	685	684	3.600% due 12/01/24	264	261
Republic of Argentina Government			Svenska Handelsbanken AB
International Bond			Series BKNT
5.625% due 01/26/22	340	318	2.800% due 05/24/21 (Ê)	410	410
7.500% due 04/22/26	170	157	3.350% due 05/24/21	250	250
6.875% due 01/11/48	350	264
Republic of Ecuador Government			Telefonica Emisiones SAU
International Bond			5.134% due 04/27/20	40	41
7.875% due 01/23/28 (Þ)	200	168	5.213% due 03/08/47	150	144
Republic of Poland Government			Tencent Holdings, Ltd.
International Bond			2.875% due 02/11/20 (Þ)	241	240
5.125% due 04/21/21	400	420	Teva Pharmaceutical Finance Co. BV
Royal Bank of Canada			3.650% due 11/10/21	20	19
2.150% due 10/26/20	70	68	2.950% due 12/18/22	40	36
Series GMTN			Teva Pharmaceutical Finance
2.125% due 03/02/20	580	571	Netherlands III BV
2.150% due 03/06/20	246	242	1.700% due 07/19/19	30	29
3.200% due 04/30/21	70	70	2.200% due 07/21/21	200	185
Royal Bank of Scotland Group PLC			Toronto-Dominion Bank (The)
6.400% due 10/21/19	180	187	2.250% due 11/05/19	246	244
6.125% due 12/15/22	70	74	2.700% due 05/01/20 (Ê)	1,105	1,100
3.875% due 09/12/23	665	646	2.125% due 04/07/21	405	393
5.125% due 05/28/24	220	222	3.250% due 06/11/21	90	90
4.519% due 06/25/24 (Ê)	200	200	Total Capital International SA
Sanofi			2.750% due 06/19/21	242	240
4.000% due 03/29/21	232	238	Total Capital SA
Santander UK PLC			4.250% due 12/15/21	230	238
2.375% due 03/16/20	40	39	Trust F/1401
Schlumberger Norge AS			5.250% due 01/30/26 (Þ)	212	206
4.200% due 01/15/21 (Þ)	70	72	UBS AG
Shell International Finance BV			2.450% due 12/01/20 (Þ)	845	826
4.375% due 03/25/20	10	10	UBS Group Funding Switzerland AG
2.250% due 11/10/20	246	242	3.491% due 05/23/23 (Þ)	270	264
2.875% due 05/10/26	40	38	4.253% due 03/23/28 (Þ)	200	199
4.375% due 05/11/45	220	225	Unitymedia Finance LLC 1st Lien Term
4.000% due 05/10/46	80	77	Loan D
			4.323% due 01/15/26 (Ê)	170	169
Shinhan Bank Co. , Ltd.
2.250% due 04/15/20 (Þ)	229	224	Vale Overseas, Ltd.
			6.875% due 11/21/36	270	303
Shire Acquisitions Investments			6.875% due 11/10/39	190	215
1.900% due 09/23/19	815	803	Valeant Pharmaceuticals International,
Siemens Financieringsmaatschappij NV			Inc.
2.150% due 05/27/20 (Þ)	246	242	7.000% due 03/15/24 (Þ)	90	94
Skandinaviska Enskilda Banken AB			Valeant Pharmaceuticals International,
2.751% due 05/17/21 (Ê)(Þ)	635	634	Inc. Term Loan
Smurfit Kappa Treasury Funding, Ltd.			4.982% due 05/17/25 (Ê)	100	99
7.500% due 11/20/25	125	148	Validus Holdings, Ltd.
Southern Copper Corp.			8.875% due 01/26/40	350	499
6.750% due 04/16/40	10	11	Virgin Media Bristol LLC 1st Lien Term
5.250% due 11/08/42	440	435	Loan K
			4.573% due 01/15/26 (Ê)	107	106

See accompanying notes which are an integral part of the financial statements.

78 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vodafone Group PLC			4.100% due 04/30/25 (Ê)	179	178
4.125% due 05/30/25	236	235	CityCenter Holdings, LLC Term Loan B
4.375% due 05/30/28	260	257	4.344% due 04/18/24 (Ê)	22	22
7.875% due 02/15/30	215	269	CSC Holdings, LLC 1st Lien Term Loan
5.250% due 05/30/48	140	140	4.323% due 07/17/25 (Ê)	164	163
Voya CLO, Ltd.			CWGS Group LLC Term Loan
Series 2017-2A Class A1R			4.775% due 11/08/23 (Ê)	69	68
3.603% due 04/17/30 (Ê)(Þ)	1,428	1,428	Dell International LLC 1st Lien Term
Westpac Banking Corp.			Loan B
2.300% due 05/26/20	10	10	4.100% due 09/07/23 (Ê)	109	109
2.600% due 11/23/20	80	79	First Data Corp. 1st Lien Term Loan
Woori Bank			4.091% due 04/26/24 (Ê)	248	246
5.875% due 04/13/21 (Þ)	232	243	Golden Nugget, Inc. 1st Lien Term Loan
Ziggo Secured Finance Partnership 1st			4.796% due 10/04/23 (Ê)	77	76
Lien Term Loan E			4.844% due 10/04/23 (Ê)	100	100
4.573% due 04/27/25 (Ê)	56	56	HCA, Inc. Term Loan B10
		71,382	4.094% due 03/07/25 (Ê)	179	179
Loan Agreements - 0.8%			Hilton Worldwide Finance LLC Term
Air Medical Group Holdings, Inc. 1st			Loan B2
Lien Term Loan B			3.841% due 10/25/23 (Ê)	180	180
5.280% due 04/28/22 (Ê)	117	114	Jaguar Holding Co. II Term Loan
Albertson's LLC Term Loan B4			4.594% due 08/18/22 (Ê)	144	144
4.844% due 08/25/21 (Ê)	68	68	Level 3 Financing, Inc. Term Loan B
Albertson's LLC Term Loan B6			4.334% due 02/22/24 (Ê)	180	179
5.319% due 06/22/23 (Ê)	113	112	M A Finance Co. LLC 1st Lien Term
American Axle & Manufacturing, Inc.			Loan B
1st Lien Term Loan B			4.844% due 06/21/24 (Ê)	4	4
4.350% due 04/06/24 (Ê)	44	44	MacDermid, Inc. Term Loan B6
American Builders Contractors Co. , Inc.			5.094% due 06/07/23 (Ê)	414	414
1st Lien Term Loan B2			MGM Growth Properties Operating
4.094% due 10/31/23 (Ê)	168	166	Partnership, LP Term Loan B
Aramark Services, Inc. Term Loan B1			4.094% due 04/25/23 (Ê)	244	243
4.084% due 03/11/25 (Ê)	80	80	Michaels Stores, Inc. Term Loan B
Avolon LLC 1st Lien Term Loan B3			4.557% due 01/28/23 (Ê)	47	46
4.088% due 01/15/25 (Ê)	178	176	4.588% due 01/28/23 (Ê)	8	8
Beacon Roofing Supply, Inc. Term Loan			4.594% due 01/28/23 (Ê)	125	124
B			MultiPlan, Inc. Term Loan B
4.285% due 01/02/25 (Ê)	161	159	5.084% due 05/25/23 (Ê)	179	178
Berry Plastics Group, Inc. 1st Lien Term			ON Semiconductor Corp. 1st Lien Term
Loan Q			Loan B
4.046% due 10/01/22 (Ê)	56	56	3.844% due 03/31/23 (Ê)	72	72
4.094% due 10/01/22 (Ê)	86	86	PAREXEL International Corp. 1st Lien
Berry Plastics Group, Inc. 1st Lien Term			Term Loan B
Loan R			4.844% due 09/29/24 (Ê)	30	30
4.046% due 01/19/24 (Ê)	35	35	Party City Holdings, Inc. 1st Lien Term
Boyd Gaming Corp. Term Loan B			Loan
4.488% due 09/15/23 (Ê)	52	52	4.850% due 08/19/22 (Ê)	101	101
Caesars Resort Collection LLC 1st Lien			5.280% due 08/19/22 (Ê)	50	50
Term Loan B			PetSmart, Inc. Term Loan B2
4.844% due 12/22/24 (Ê)	177	176	5.010% due 03/10/22 (Ê)	192	158
Catalent Pharma Solutions, Inc. Term			Post Holdings, Inc. Incremental Term
Loan B			Loan
4.344% due 05/20/21 (Ê)	117	116	4.100% due 05/24/24 (Ê)	180	179
CenturyLink, Inc. Term Loan B			Prime Security Services Borrower LLC
4.844% due 01/31/25 (Ê)	54	53	Term Loan B1
Change Healthcare Holdings LLC 1st			4.844% due 05/02/22 (Ê)	157	156
Lien Term Loan B			Quikrete Holdings, Inc. 1st Lien Term
4.844% due 03/01/24 (Ê)	195	194	Loan B
Charter Communications Operating LLC			4.844% due 11/15/23 (Ê)	174	173
1st Lien Term Loan B

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 79

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Reynolds Group Holdings, Inc. 1st Lien			BCAP LLC Trust
Term Loan B			Series 2010-RR7 Class 3A12
4.844% due 02/05/23 (Ê)	178	177	2.798% due 08/26/35 (~)(Ê)(Þ)	955	813
RPI Finance Trust Term Loan B			Series 2011-R11 Class 15A1
4.334% due 03/27/23 (Ê)	182	181	3.400% due 10/26/33 (~)(Å)(Ê)	126	128
Scientific Games International, Inc. 1st
Lien Term Loan B5			Series 2011-R11 Class 20A5
4.906% due 08/14/24 (Ê)	183	182	3.411% due 03/26/35 (~)(Ê)(Þ)	47	47
Seattle SpinCo, Inc. 1st Lien Term Loan			Bear Stearns Alternative-A Trust
B3			Series 2005-2 Class 1M1
4.844% due 06/21/24 (Ê)	27	27	1.342% due 03/25/35 (Ê)	900	855
Sinclair Television Group, Inc. 1st Lien			Series 2005-4 Class 24A1
Term Loan B			3.031% due 05/25/35 (~)(Ê)	354	366
3.913% due 12/12/24 (~)(Ê)	140	139
Sprint Communications, Inc. 1st Lien			Bear Stearns ARM Trust
Term Loan B			Series 2004-3 Class 2A
4.625% due 02/02/24 (Ê)	17	17	3.063% due 07/25/34 (~)(Ê)	168	169
Sungard Availability Services Capital,			Bear Stearns Commercial Mortgage
Inc. 1st Lien Term Loan B			Securities Trust
11.977% due 10/01/22 (Ê)	318	312	Series 2007-T26 Class AM
Trans Union LLC 1st Lien Term Loan B3			5.513% due 01/12/45 (~)(Ê)	139	140
4.094% due 04/09/23 (Ê)	181	181	Blackstone Commercial Mortgage Trust
Univision Communications, Inc. Term			Series 2018-BIOA Class E
Loan C5			3.601% due 03/15/37 (Å)(Ê)	1,575	1,567
4.844% due 03/15/24 (Ê)	210	203	BX Trust
UPC Financing Partnership 1st Lien
Term Loan AR			Series 2018-BILT Class C
4.573% due 01/15/26 (Ê)	175	173	3.120% due 05/15/35 (Ê)(Þ)	1,650	1,646
			Series 2018-MCSF Class A
VICI Properties, Inc. Term Loan			2.477% due 04/15/35 (Ê)(Þ)	1,036	1,026
4.084% due 12/15/24 (Ê)	86	86
Western Digital Corp. 1st Lien Term			BXP Trust
Loan B4			Series 2017-GM Class A
3.844% due 04/29/23 (Ê)	52	52	3.379% due 06/13/39 (Þ)	416	404
XPO Logistics, Inc. Term Loan			CFCRE Commercial Mortgage Trust
4.091% due 02/23/25 (Ê)	175	174	Series 2016-C3 Class A3
		7,171	3.865% due 01/10/48	1,150	1,162
Mortgage-Backed Securities - 20.4%			CHL Mortgage Pass-Through Trust
A10 Securitization LLC			Series 2005-3 Class 1A2
Series 2017-AA Class B1			1.814% due 04/25/35 (Ê)	9	8
0.071% due 05/15/36 (Å)	961	937	Citigroup Commercial Mortgage Trust
American Home Mortgage Investment			Series 2013-375P Class A
Trust			3.251% due 05/10/35 (Þ)	380	377
Series 2004-4 Class 4A			Series 2015-GC29 Class C
3.844% due 02/25/45 (Ê)	19	20	4.293% due 04/10/48 (~)(Ê)	100	98
Banc of America Commercial Mortgage			Citigroup Mortgage Loan Trust, Inc.
Trust			Series 2005-2 Class 1A2A
Series 2007-2 Class AJ			3.131% due 05/25/35 (~)(Ê)	416	426
5.634% due 04/10/49 (~)(Ê)	48	29
			Series 2005-11 Class A2A
Banc of America Funding Trust			3.630% due 10/25/35 (Ê)	8	8
Series 2005-D Class A1
3.509% due 05/25/35 (~)(Ê)	442	462	Series 2006-AR9 Class 1M1
			0.865% due 11/25/36 (Ê)	1,060	909
Series 2006-6 Class 2A1
6.000% due 08/25/36	983	959	Series 2015-2 Class 5A1
Barclays Commercial Mortgage			0.444% due 03/25/47 (Å)(Ê)	309	302
Securities LLC			Cold Storage Trust
Series 2017-GLKS Class E			Series 2017-ICE3 Class D
4.101% due 11/15/34 (Å)(Ê)	1,372	1,373	3.094% due 04/15/24 (Ê)(Þ)	510	512
Bayview Commercial Asset Trust			Commercial Mortgage Trust
Series 2007-2A Class A1			Series 2013-300P Class A1
1.507% due 07/25/37 (Å)(Ê)	1,217	1,197	4.353% due 08/10/30 (Þ)	390	404

See accompanying notes which are an integral part of the financial statements.

80 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-CR6 Class B			5.000% due 2031	139	148
3.397% due 03/10/46 (Þ)	211	207	6.000% due 2032	30	34
Series 2013-CR9 Class ASB			3.000% due 2033	1,132	1,122
3.834% due 07/10/45	840	854	3.500% due 2033	862	874
Series 2014-277P Class A			5.000% due 2033	6	7
3.732% due 08/10/49 (Ê)(Þ)	410	412	3.500% due 2034	181	184
Series 2014-UBS4 Class A1			5.500% due 2034	22	23
1.309% due 08/10/47	48	48	4.500% due 2035	512	540
Series 2015-LC19 Class A4			5.500% due 2037	140	151
3.183% due 02/10/48	191	186	5.500% due 2038	575	625
Series 2015-LC19 Class B			6.000% due 2039	54	59
3.829% due 02/10/48 (~)(Ê)	100	99	4.000% due 2040	335	346
Series 2016-GCT Class A			5.500% due 2040	696	759
2.681% due 08/10/29 (Þ)	140	137	6.000% due 2040	162	178
Countrywide Alternative Loan Trust			4.000% due 2041	581	598
Series 2007-16CB Class 1A5			6.000% due 2041	171	188
1.156% due 08/25/37 (Ê)	516	441	3.500% due 2043	1,302	1,301
Credit Suisse Mortgage Capital			4.000% due 2044	1,141	1,178
Certificates			3.500% due 2045	1,847	1,844
Series 2017-CHOP Class G			3.000% due 2046	613	595
6.446% due 07/15/32 (Ê)(Þ)	600	599	4.000% due 2046	1,911	1,958
Credit Suisse Mortgage Trust			4.500% due 2046	609	643
Series 2018-J1 Class A2			3.000% due 2047	730	709
3.500% due 02/25/48 (~)(Ê)	1,275	1,244	3.500% due 2047	676	673
CSAIL Commercial Mortgage Trust			4.000% due 2047	4,299	4,388
Series 2015-C4 Class E			4.500% due 2047	2,649	2,762
3.585% due 11/15/48 (~)(Ê)	500	380	4.000% due 2056	1,377	1,412
CSMC Mortgage-Backed Trust			4.500% due 2056	343	361
Series 2011-4R Class 5A1			5.500% due 2056	328	357
3.588% due 05/27/36 (~)(Å)(Ê)	24	24	3.500% due 2057	996	989
			4.000% due 2057	186	191
DBJPM Mortgage Trust			4.500% due 2057	297	311
Series 2016-C3 Class A5
2.890% due 09/10/49	240	226	15 Year TBA(Ï)
Deutsche Mortgage Securities, Inc. Re-			3.000%	200	199
REMIC Trust			3.500%	3,200	3,238
Series 2007-WM1 Class A1			30 Year TBA(Ï)
4.078% due 06/27/37 (~)(Ê)(Þ)	541	547	3.000%	7,665	7,415
Fannie Mae			3.500%	7,790	7,740
3.950% due 2020	405	412	4.000%	800	816
4.000% due 2020	69	70	4.500%	6,078	6,327
5.500% due 2020	5	5	5.000%	1,700	1,801
4.250% due 2021	395	407	Series 2016-C04 Class 1M2
4.283% due 2021	549	564	4.726% due 01/25/29 (Ê)	50	57
2.500% due 2022	267	264	Fannie Mae Connecticut Avenue
5.500% due 2022	37	38	Securities
2.000% due 2023	964	944	Series 2014-C02 Class 1M2
2.500% due 2024	440	439	3.134% due 05/25/24 (Ê)	882	936
4.500% due 2024	4	5	Series 2014-C04 Class 1M2
2.500% due 2025	330	329	6.138% due 11/25/24 (Ê)	973	1,113
4.000% due 2025	13	13	Series 2016-C06 Class 1M1
4.500% due 2025	197	205	2.538% due 04/25/29 (Ê)	1,031	1,040
4.000% due 2026	148	152	Fannie Mae REMIC Trust
2.940% due 2027	100	96	Series 2004-W5 Class A1
4.500% due 2027	13	13	6.000% due 02/25/47	185	204
2.560% due 2028	370	341	Fannie Mae REMICS
3.500% due 2030	143	145	Series 1999-56 Class Z
2.600% due 2031	375	337	7.000% due 12/18/29	13	14

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 81

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-24 Class ZE			Freddie Mac
5.000% due 04/25/35	257	275	4.500% due 2020	149	150
Series 2009-96 Class DB			2.000% due 2028	1,424	1,364
4.000% due 11/25/29	193	201	3.500% due 2030	136	137
Series 2012-35 Class SC			4.500% due 2034	182	191
Interest Only STRIP			5.500% due 2038	421	465
5.266% due 04/25/42 (Ê)	29	5	6.000% due 2038	86	96
Series 2012-55 Class PC			5.000% due 2040	274	293
3.500% due 05/25/42	700	699	4.000% due 2041	1,415	1,461
Series 2013-54 Class BS			4.500% due 2041	266	279
Interest Only STRIP			5.500% due 2041	277	300
4.918% due 06/25/43 (Ê)	123	21	3.500% due 2043	1,094	1,100
Series 2013-124 Class SB			4.000% due 2044	664	683
Interest Only STRIP			3.500% due 2045	1,903	1,905
4.718% due 12/25/43 (Ê)	134	22	4.000% due 2045	1,596	1,634
Series 2016-23 Class ST			3.500% due 2046	2,098	2,092
			4.000% due 2046	2,159	2,210
Interest Only STRIP			4.500% due 2046	396	413
5.547% due 11/25/45 (Ê)	449	75
			3.000% due 2047	728	707
Series 2016-61 Class BS			4.000% due 2047	4,315	4,404
Interest Only STRIP			4.000% due 2048	597	609
5.613% due 09/25/46 (Ê)	404	49
			30 Year TBA(Ï)
Series 2017-6 Class PA			4.000%	2,200	2,242
3.500% due 06/25/46	1,839	1,840	4.500%	1,400	1,457
Series 2017-76 Class SB			Freddie Mac Multifamily Structured
Interest Only STRIP			Pass-Through Certificates
4.866% due 10/25/57 (Ê)	432	73	Series 2013-K024 Class A2
Series 2017-85 Class SC			2.573% due 09/25/22	1,530	1,500
Interest Only STRIP			Series 2013-K029 Class A2
4.963% due 11/25/47 (Ê)	87	13	3.320% due 02/25/23 (~)(Ê)	1,450	1,464
Fannie Mae-Aces			Series 2015-K045 Class A2
Series 2014-M13 Class AB2			3.023% due 01/25/25	1,020	1,010
2.951% due 08/25/24 (~)(Ê)	287	282	Series 2015-K046 Class A2
Series 2015-M11 Class A1			3.205% due 03/25/25	400	400
2.097% due 04/25/25	187	186	Series 2016-K052 Class A2
Series 2016-M2 Class ABV2			3.151% due 11/25/25	1,110	1,104
2.131% due 01/25/23	577	556	Series 2016-K053 Class A2
Series 2016-M3 Class ASQ2			2.995% due 12/25/25	390	384
2.263% due 02/25/23	895	867	Series 2016-K058 Class X1
Series 2016-M6 Class AB2			Interest Only STRIP
2.395% due 05/25/26	1,015	954	0.930% due 08/25/26 (~)(Ê)	4,136	261
Series 2016-M7 Class A2			Freddie Mac Reference REMIC
2.499% due 09/25/26	210	196	Series 2006-R006 Class ZA
Series 2016-M7 Class AV2			6.000% due 04/15/36	337	373
2.157% due 10/25/23	2,035	1,955	Freddie Mac REMICS
Series 2017-M15 Class ATS2			Series 2003-2624 Class QH
3.136% due 11/25/27 (~)(Ê)	10	10	5.000% due 06/15/33	88	95
FDIC Trust			Series 2006-R007 Class ZA
Series 2010-R1 Class A			6.000% due 05/15/36	281	310
2.184% due 05/25/50 (Å)	203	203	Series 2009-3569 Class NY
Federal Home Loan Bank			5.000% due 08/15/39	1,400	1,456
2.125% due 02/11/20	70	70	Series 2010-3632 Class PK
Flagstar Mortgage Trust			5.000% due 02/15/40	192	204
Series 2017-2 Class A5			Series 2010-3653 Class B
3.500% due 10/25/47 (~)(Ê)(Þ)	1,068	1,058	4.500% due 04/15/30	274	287
Series 2018-2 Class A4			Series 2011-3973 Class SA
3.500% due 04/25/48 (~)(Ê)	589	579

See accompanying notes which are an integral part of the financial statements.

82 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			3.369% due 06/10/28 (Þ)	393	395
5.331% due 12/15/41 (Ê)	414	74	GS Mortgage Securities Corp. II
Series 2012-4010 Class KM			Series 2018-SRP5 Class A
3.000% due 01/15/42	144	141	3.281% due 09/15/31 (Ê)(Þ)	490	490
Series 2013-4233 Class MD			GS Mortgage Securities Corp. Trust
1.750% due 03/15/25	49	49	Series 2018-CHLL Class D
Freddie Mac Structured Agency Credit			3.238% due 02/15/37 (Ê)(Þ)	332	332
Risk Debt Notes			GS Mortgage Securities Trust
Series 2015-DN1 Class M3			Series 2012-GCJ7 Class A4
4.331% due 01/25/25 (Ê)	936	1,005	3.377% due 05/10/45	1,176	1,180
Series 2015-DNA2 Class M2			Series 2013-GC14 Class AAB
3.838% due 12/25/27 (Ê)	403	412	3.817% due 08/10/46	470	477
Series 2015-DNA3 Class M3			Series 2013-GC14 Class AS
5.133% due 04/25/28 (Ê)	500	593	4.507% due 08/10/46 (Þ)	235	245
Series 2015-DNA3 Class M3F			Series 2015-GS1 Class C
5.321% due 04/25/28 (Ê)	760	869	4.570% due 11/10/48 (~)(Ê)	180	179
Series 2015-HQA2 Class M2			Series 2016-GS2 Class A4
4.038% due 05/25/28 (Ê)	656	674	3.050% due 05/10/49 (Æ)	1,342	1,286
Series 2017-DNA1 Class M2			Hilton USA Trust
4.028% due 07/25/29 (Ê)	740	797
			Series 2016-HHV Class D
Series 2017-DNA2 Class B1			4.194% due 11/05/38 (~)(Ê)(Þ)	1,240	1,203
6.144% due 10/25/29 (Ê)	510	583
			Series 2016-HHV Class E
Series 2017-DNA2 Class M1			4.194% due 11/05/38 (~)(Å)(Ê)	600	560
2.186% due 10/25/29 (Ê)	372	376
Freddie Mac Whole Loan Securities			Series 2016-SFP Class A
Trust			2.828% due 11/05/35 (Þ)	226	220
Series 2016-SC01 Class M1			HMH Trust
3.883% due 07/25/46 (~)(Ê)	135	131	Series 2017-NSS Class E
Ginnie Mae			6.292% due 07/05/31 (Å)	1,170	1,128
Series 2012-135 Class IO			Hyatt Hotel Portfolio Trust
Interest Only STRIP			Series 2017-HYT2 Class C
0.615% due 01/16/53 (~)(Ê)	1,884	75	2.289% due 08/09/20 (Ê)(Þ)	789	788
Series 2016-21 Class ST			IndyMac Mortgage Loan Trust
Interest Only STRIP			Series 2007-FLX3 Class A1
5.638% due 02/20/46 (Ê)	287	48	1.474% due 06/25/37 (Ê)	260	255
			JPMBB Commercial Mortgage Securities
Series 2016-51 Class NS			Trust
Interest Only STRIP			Series 2013-C14 Class D
5.518% due 04/20/46 (Ê)	142	21	4.563% due 08/15/46 (~)(Ê)(Þ)	560	502
Ginnie Mae I			JPMDB Commercial Mortgage Securities
2.140% due 2023	426	406	Trust
Ginnie Mae II			Series 2017-C5 Class B
3.000% due 2047	1,851	1,811	4.009% due 03/15/50 (~)(Ê)	150	149
3.500% due 2047	388	390	Series 2017-C5 Class C
5.000% due 2048	400	420	4.512% due 03/15/50 (~)(Ê)	120	119
30 Year TBA(Ï)			JPMorgan Chase Commercial Mortgage
3.000%	3,700	3,619	Securities Trust
3.500%	500	502	Series 2004-LN2 Class B
4.000%	1,900	1,947	5.462% due 07/15/41 (~)(Ê)	150	129
4.500%	4,560	4,739	Series 2015-MAR7 Class E
5.000%	700	735	5.962% due 06/05/32 (Þ)	500	492
Ginnie Mae REMICS			Series 2016-NINE Class A
Series 2013-53 Class OI			2.854% due 10/06/38 (~)(Ê)(Þ)	394	371
Interest Only STRIP			JPMorgan Mortgage Trust
3.500% due 04/20/43	971	144	Series 2015-3 Class A5
Grace Mortgage Trust			3.500% due 05/25/45 (~)(Ê)(Þ)	385	383
Series 2014-GRCE Class A			Series 2016-4 Class A5
			3.500% due 10/25/46 (~)(Ê)(Þ)	444	439

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 83

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-1 Class A4			Series 2017-1MKT Class A
3.500% due 01/25/47 (~)(Ê)(Þ)	1,187	1,179	3.614% due 02/10/32 (Þ)	370	369
Series 2017-2 Class A5			Series 2017-1MKT Class C
3.500% due 05/25/47 (~)(Ê)(Þ)	526	520	4.016% due 02/10/32 (Þ)	217	216
Series 2017-3 Class 1A5			Series 2017-1MKT Class D
3.500% due 08/25/47 (~)(Ê)(Þ)	964	952	4.146% due 02/10/32 (Þ)	400	395
Series 2017-4 Class A5			Series 2017-1MKT Class E
3.500% due 11/25/47 (~)(Ê)(Þ)	1,085	1,072	4.142% due 02/10/32 (Å)	595	568
Series 2018-3 Class A1			RBS Commercial Funding, Inc. Trust
3.500% due 04/25/48 (~)(Ê)(Þ)	734	721	Series 2013-GSP Class A
Series 2018-4 Class A1			3.961% due 01/13/32 (~)(Ê)(Þ)	200	203
3.500% due 10/25/48 (~)(Ê)(Þ)	286	281	Residential Accredit Loans, Inc.
Series 2018-5 Class A1			Series 2006-QO7 Class 2A1
3.500% due 10/25/48 (~)(Ê)(Þ)	955	939	1.464% due 09/25/46 (Ê)	1,176	1,022
LB-UBS Commercial Mortgage Trust			Residential Asset Securitization Trust
Series 2005-C7 Class F			Series 2003-A15 Class 1A2
5.350% due 11/15/40 (~)(Ê)	405	408	1.684% due 02/25/34 (Ê)	23	21
Series 2007-C6 Class AM			Sequoia Mortgage Trust
6.114% due 07/15/40 (~)(Ê)	40	40	Series 2015-1 Class A1
ML-CFC Commercial Mortgage Trust			3.500% due 01/25/45 (~)(Ê)(Þ)	669	660
Series 2007-5 Class AJ			SG Commercial Mortgage Securities
5.450% due 08/12/48 (~)(Ê)	247	186	Trust
Series 2007-5 Class AJFL			Series 2016-C5 Class A4
5.450% due 08/12/48 (~)(Ê)(Þ)	247	186	3.055% due 10/10/48	475	451
Morgan Stanley Bank of America Merrill			Structured Adjustable Rate Mortgage
Lynch Trust			Loan Trust
Series 2015-C24 Class A4			Series 2006-5 Class 3A
3.732% due 05/15/48	835	839	3.101% due 06/25/36 (~)(Ê)	1,401	1,227
Series 2015-C26 Class A3			Tharaldson Hotel Portfolio Trust
3.211% due 10/15/48	875	857	Series 2018-THL Class A
			2.796% due 11/11/34 (Ê)(Þ)	464	464
Series 2016-C31 Class A1			Washington Mutual Mortgage Pass-
1.511% due 11/15/21	317	309	Through Certificates
Morgan Stanley Capital I Trust			Series 2006-AR1 Class 2A1A
Series 2011-C3 Class A4			1.594% due 01/25/46 (Ê)	474	474
4.118% due 07/15/49	115	118	Washington Mutual Mortgage Pass-
Series 2015-MS1 Class A4			Through Certificates Trust
3.779% due 05/15/48 (~)(Ê)	200	202	Series 2003-AR7 Class A7
Series 2016-UBS9 Class A4			3.130% due 08/25/33 (~)(Ê)	76	77
3.594% due 03/15/49	205	204	Series 2005-10 Class 3CB1
Morgan Stanley Mortgage Capital			6.000% due 11/25/35	1,088	1,028
Holdings LLC Trust			Series 2005-AR9 Class A1A
Series 2017-237P Class D			2.261% due 07/25/45 (Ê)	385	384
3.865% due 09/13/39 (Þ)	1,500	1,437	Series 2005-AR11 Class A1A
Series 2017-237P Class XA			0.844% due 08/25/45 (Ê)	350	350
Interest Only STRIP			Wells Fargo Commercial Mortgage Trust
0.467% due 09/13/39 (~)(Å)(Ê)	8,761	255	Series 2016-BNK1 Class A3
Series 2017-237P Class XB			2.652% due 08/15/49	460	427
Interest Only STRIP			Series 2016-C37 Class C
0.051% due 09/13/39 (~)(Å)(Ê)	5,418	42	4.495% due 12/15/49 (~)(Ê)	150	147
MSCG Trust			Series 2017-RB1 Class XA
Series 2015-ALDR Class A2			Interest Only STRIP
3.577% due 06/07/35 (~)(Ê)(Þ)	255	249	1.288% due 03/15/50 (~)(Ê)	1,972	171
Nomura Resecuritization Trust			Wells Fargo Mortgage Backed Securities
Series 2015-4R Class 1A14			Trust
0.590% due 03/26/47 (Ê)(Þ)	1,290	872	Series 2004-P Class 2A1
One Market Plaza Trust			3.538% due 09/25/34 (~)(Ê)	136	140

See accompanying notes which are an integral part of the financial statements.

84 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2006-AR2 Class 2A1				Malaysia Government International Bond
3.257% due 03/25/36 (~)(Ê)		59	60	Series 0111
Wells Fargo Mortgage-Backed Securities				4.160% due 07/15/21	MYR	150	38
Trust				Series 0114
Series 2006-AR5 Class 1A1				4.181% due 07/15/24	MYR	540	134
3.337% due 04/25/36 (~)(Ê)		1,772	1,788	Series 0116
WFRBS Commercial Mortgage Trust				3.800% due 08/17/23	MYR	3,100	760
Series 2014-C19 Class A3				Series 0117
3.660% due 03/15/47		500	505	3.882% due 03/10/22	MYR	428	106
Series 2014-C24 Class D				Series 0215
3.692% due 11/15/47 (Þ)		280	196	3.795% due 09/30/22	MYR	1,220	302
WinWater Mortgage Loan Trust				Series 0314
Series 2014-1 Class A1				4.048% due 09/30/21	MYR	610	152
3.926% due 06/20/44 (~)(Ê)(Þ)		720	719	Series 0315
Worldwide Plaza Trust				3.659% due 10/15/20	MYR	1,274	316
Series 2017-WWP Class A				Series 0414
3.526% due 11/10/36 (Þ)		452	442	3.654% due 10/31/19	MYR	1,060	263
			182,419	Series 0517
Municipal Bonds - 0.4%				3.441% due 02/15/21	MYR	432	106
Municipal Electric Authority of Georgia				Series 0613
Revenue Bonds				3.889% due 07/31/20	MYR	230	57
6.637% due 04/01/57		750	948
7.055% due 04/01/57		325	392	Series 0902
Tender Option Bond Trust Receipts				4.378% due 11/29/19	MYR	220	55
/ Certificates General Obligation				Mexican Bonos
Unlimited				Series M 20
2.040% due 08/01/49 (~)(Ê)(Þ)		500	500	10.000% due 12/05/24	MXN	630	36
Tender Option Bond Trust Receipts /				7.500% due 06/03/27	MXN	6,762	338
Certificates Revenue Bonds				Series M 30
2.590% due 10/29/27 (~)(Ê)(Þ)		1,400	1,400	10.000% due 11/20/36	MXN	16,152	1,003
			3,240	8.500% due 11/18/38	MXN	9,100	498
Non-US Bonds - 3.4%				Series M
Australia Government International				8.000% due 06/11/20	MXN	15,200	769
Bond				6.500% due 06/10/21	MXN	740	36
Series 126				7.750% due 05/29/31	MXN	2,940	149
4.500% due 04/15/20	AUD	2,330	1,800	7.750% due 11/13/42	MXN	46,399	2,354
Series 133				8.000% due 11/07/47	MXN	4,880	254
5.500% due 04/21/23	AUD	990	840	New Zealand Government International
Series 140				Bond
4.500% due 04/21/33	AUD	1,040	926	Series 0423
Brazil Notas do Tesouro Nacional				5.500% due 04/15/23	NZD	1,549	1,207
Series NTNB				Series 0521
6.000% due 05/15/45	BRL	334	272	6.000% due 05/15/21	NZD	3,120	2,352
Series NTNF				Series 0925
10.000% due 01/01/21	BRL	3,205	840	2.000% due 09/20/25	NZD	410	310
10.000% due 01/01/23	BRL	3,513	885	Peru Government International Bond
10.000% due 01/01/25	BRL	3,370	818	5.700% due 08/12/24	PEN	3,740	1,182
10.000% due 01/01/27	BRL	165	39	6.900% due 08/12/37	PEN	2,670	875
Colombian TES				Republic of Argentina Government
Series B				International Bond
10.000% due 07/24/24	COP	6,809,400	2,766	18.200% due 10/03/21	ARS	5,600	178
6.000% due 04/28/28	COP	703,400	230	Series POM
				40.000% due 06/21/20 (Ê)	ARS	450	16
Ireland Government International Bond				Republic of Poland Government
5.400% due 03/13/25	EUR	1,220	1,904
Japan Government 10 Year International				International Bond
Bond				Series 1020
Series 348				5.250% due 10/25/20	PLN	920	265
10.000% due 09/20/27	JPY	73,350	668	Series 1021

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 85

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
		or Shares	$			or Shares		$
5.750% due 10/25/21	PLN	1,998	597	2.750% due 02/15/28		1,855		1,838
Series 1023				1.625% due 05/15/28		2,303		2,112
4.000% due 10/25/23	PLN	840	240	2.875% due 05/15/28		2,751		2,755
Russian Federal Bond - OFZ				4.375% due 02/15/38		1,940		2,362
Series 6207				4.500% due 05/15/38		1,945		2,409
8.150% due 02/03/27	RUB	48,740	806	3.750% due 11/15/43		1,945		2,208
Series 6212				3.125% due 08/15/44		690		707
7.050% due 01/19/28	RUB	2,430	37	2.875% due 08/15/45		450		441
Series 6219				3.000% due 11/15/45		1,702		1,706
7.750% due 09/16/26	RUB	31,660	510	3.000% due 02/15/47		5,000		5,013
Singapore Government International				3.000% due 05/15/47		3,470		3,476
Bond				2.750% due 08/15/47		14,800		14,108
2.000% due 07/01/20	SGD	350	257	2.750% due 11/15/47		4,915		4,685
2.250% due 06/01/21	SGD	540	398	3.000% due 02/15/48		3,584		3,593
1.250% due 10/01/21	SGD	250	179					279,601
3.125% due 09/01/22	SGD	290	221	Total Long-Term Investments
2.750% due 07/01/23	SGD	470	352
3.000% due 09/01/24	SGD	380	289	(cost $817,655)				808,436
2.375% due 06/01/25	SGD	400	293
2.125% due 06/01/26	SGD	120	86	Common Stocks - 0.0%
3.500% due 03/01/27	SGD	423	335	Financial Services - 0.0%
			30,699	Escrow GM Corp. (Å)(Š)		80,000		—
United States Government Treasuries - 31.3%				Total Common Stocks
United States Treasury Inflation Indexed
Bonds				(cost $—)				—
1.375% due 01/15/20		9,725	9,835
0.125% due 04/15/21		10,538	10,375
0.375% due 07/15/23		6,676	6,616	Options Purchased - 0.0%
0.375% due 07/15/25		6,759	6,639	(Number of Contracts)
3.375% due 04/15/32		6,245	8,335	Cross Currency Options
2.125% due 02/15/40		3,821	4,802	(USD/JPY)
0.750% due 02/15/45		4,404	4,270	HSBC Jul 2018 109.00 Put (1)	USD	1,100	(ÿ)	2
1.000% due 02/15/46		603	620	Swaption
0.875% due 02/15/47		4,431	4,430	(Counterparty, Fund Receives/Fund
United States Treasury Notes				Pays, Notional, Termination Date)
0.875% due 07/31/19		11,840	11,649	BNP Paribas, USD 0.626%/CDX NA
1.375% due 05/31/20		17,365	16,990	Investment Grade Index, USD 600,000,
1.375% due 09/30/20		8,915	8,683	06/20/23
				Merrill Lynch Aug 2018 62.50
1.375% due 05/31/21		11,195	10,803	Call (1)	USD	2,920	(ÿ)	1
1.125% due 06/30/21		14,130	13,519
1.250% due 10/31/21		26,640	25,451	Total Options Purchased
1.750% due 05/15/23		14,260	13,619	(cost $10)				3
2.750% due 05/31/23		90	90
2.625% due 06/30/23		1,280	1,273	Short-Term Investments - 12.4%
1.625% due 10/31/23		15,830	14,940
2.250% due 10/31/24		1,175	1,137	Ally Financial, Inc.
2.500% due 01/31/25		9,490	9,315	3.250% due 11/05/18		475		475
2.875% due 04/30/25		12,300	12,346	American Express Credit Corp.
2.125% due 05/15/25		2,850	2,727	1.875% due 05/03/19		210		208
2.750% due 06/30/25		1,735	1,741	Apache Corp.
2.000% due 08/15/25		4,498	4,260	6.900% due 09/15/18		200		201
2.250% due 11/15/25		2,680	2,577
1.625% due 05/15/26		2,005	1,834	Apple, Inc.
1.500% due 08/15/26		2,055	1,855	3.150% due 02/22/19 (Ê)		591		594
2.375% due 05/15/27		2,495	2,402	2.663% due 05/06/19 (Ê)		480		481
2.250% due 08/15/27		850	809	AT&T, Inc.
2.250% due 11/15/27		19,200	18,246	3.229% due 11/27/18 (Ê)		300		301

See accompanying notes which are an integral part of the financial statements.

86 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.997% due 03/11/19 (Ê)	900	903	1.374% due 07/09/18 (ç)(Ê)(Þ)(~)	350	350
Autobahn Funding Co. LLC			Continental Airlines Pass-Through Trust
1.586% due 07/05/18 (ç)(Þ)(~)	750	750	Series 991A Class A
Bank of America Corp.			6.545% due 02/02/19	44	44
Series L			Credit Agricole SA
2.600% due 01/15/19	8	8	0.953% due 07/02/18 (ç)(~)	250	250
Bank of America NA			Crown Point Capital Co. LLC
Series BKNT			2.360% due 08/03/18 (ç)(Þ)(~)	1,000	1,000
2.050% due 12/07/18	315	314	Daimler Finance NA LLC
Bank of Montreal			2.000% due 08/03/18 (Þ)	980	980
2.186% due 08/09/18 (ç)(~)	750	748	Dell International LLC / EMC Corp.
Bank of Nova Scotia (The)			3.480% due 06/01/19 (Þ)	150	150
2.996% due 06/14/19 (Ê)	1,300	1,306	DZ Bank AG
Bank of Tokyo-Mitsubishi UFJ, Ltd.			2.701% due 08/16/18 (ç)(Ê)(~)	765	765
(The)
2.326% due 07/24/18 (ç)(~)	790	789	ENI Finance USA, Inc.
Barclays Bank PLC			2.198% due 07/09/18 (ç)(Þ)(~)	650	650
2.388% due 08/21/18 (ç)(~)	700	698	EnLink Midstream Partners, LP
BMW US Capital LLC			2.700% due 04/01/19	405	401
1.500% due 04/11/19 (Þ)	840	833	Exxon Mobil Corp.
BNP Paribas Fortis Funding SA			2.491% due 03/15/19 (Ê)	800	801
2.074% due 08/03/18 (ç)(~)	610	609	Fannie Mae
			3.170% due 08/01/18	1,116	1,114
BPCE			Federal Home Loan Bank Discount
2.616% due 01/18/19 (Þ)(~)	500	493	Notes
CAFCO LLC			1.917% due 08/17/18 (ç)(~)	180	180
2.382% due 10/01/18 (Þ)(~)	750	746	1.923% due 08/27/18 (ç)(~)	420	419
Canadian Imperial Bank of Commerce			1.902% due 08/29/18 (~)	280	279
2.593% due 02/04/19 (Ê)(~)	500	500	Ford Motor Credit Co.
2.649% due 05/29/19 (Ê)(~)	500	501	3.060% due 04/15/19 (~)	1,595	1,560
Canadian Oil Sands, Ltd.			Ford Motor Credit Co. LLC
7.750% due 05/15/19 (Þ)	450	463	2.551% due 10/05/18	860	860
Capital One Bank USA NA			Freddie Mac
Series BKNT			4.500% due 08/01/18	18	19
2.250% due 02/13/19	510	508	General Motors Co.
Caterpillar Financial Services Corp.			3.500% due 10/02/18	425	426
1.350% due 05/18/19	230	227	Goldman Sachs Group, Inc. (The)
Chesham Finance, Ltd. / Chesham
Finance LLC			Series GMTN
0.978% due 07/02/18 (ç)(~)	1,000	1,000	7.500% due 02/15/19	300	308
Chevron Corp.			Hewlett Packard Enterprise Co.
1.790% due 11/16/18	100	100	2.850% due 10/05/18	141	141
Citigroup, Inc.			Huntington National Bank (The)
2.150% due 07/30/18	1,300	1,300	Series BKNT
Collateralized Commercial Paper Co.			2.200% due 11/06/18	465	464
LLC			International Business Machines Corp.
1.939% due 08/08/18 (ç)(~)	300	299	2.725% due 02/12/19 (Ê)	220	221
Commercial Mortgage Trust			JPMorgan Securities LLC
Series 2013-CR13 Class A1			2.414% due 09/27/18 (~)	1,220	1,213
1.259% due 11/10/18	8	8	LyondellBasell Industries NV
Commonwealth Bank of Australia			5.000% due 04/15/19	395	399

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 87

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Malaysia Government International Bond				3.202% due 01/22/19 (Ê)	250		252
Series 0515				U. S. Cash Management Fund(@)	48,935,722	(8)	48,941
3.759% due 03/15/19	MYR	110	27	United States Treasury Bills
National Australia Bank, Ltd.				1.917% due 08/16/18 (ç)(~)	2,656		2,650
2.609% due 05/14/19 (Ê)(Þ)		650	651	1.872% due 08/23/18 (ç)(~)	1,920		1,915
National Bank of Canada				1.781% due 10/04/18	2,663		2,650
2.563% due 05/08/19 (Ê)(~)		650	650	2.061% due 12/06/18	2,672		2,648
Natixis SA
2.097% due 08/02/18 (ç)(~)		950	948	2.026% due 01/03/19 (~)	1,950		1,935
2.323% due 08/31/18 (~)		250	249	2.125% due 01/03/19	2,673		2,644
New York Life Global Funding				United States Treasury Notes
2.459% due 04/12/19 (Ê)(Þ)		1,685	1,686	3.750% due 11/15/18 (~)	2,024		2,036
Nordea Bank AB				US Bancorp
				Series MTN
2.711% due 02/21/19 (Ê)(~)		800	802	2.760% due 04/25/19 (Ê)	1,000		1,003
Novartis Securities Investment, Ltd.				Victory Receivables Corp.
5.125% due 02/10/19		510	517	2.245% due 08/13/18 (ç)(~)	550		549
PACCAR Financial Corp.				Vodafone Group PLC
1.650% due 02/25/19		245	243	2.126% due 09/04/18 (Æ)(Þ)(~)	610		607
Pharmacia LLC
6.500% due 12/01/18		240	244	2.165% due 10/04/18 (Þ)(~)	640		636
Province of Quebec Canada				Westpac Banking Corp.
Series MTN				1.769% due 11/29/18 (Ê)(Þ)(~)	1,100		1,100
2.551% due 09/04/18 (Ê)		335	335	Total Short-Term Investments
PSP Capital, Inc				(cost $110,839)			110,846
1.462% due 11/07/18 (Ê)(Þ)(~)		400	400
Reckitt Benckiser Treasury Services PLC				Total Investments 102.9%
1.132% due 07/02/18 (ç)(Þ)(~)		400	400	(identified cost $928,504)			919,285
Republic of Argentina Government
International Bond				Other Assets and Liabilities,
21.200% due 09/19/18	ARS	90	3	Net - (2.9%)			(26,104)
Rockies Express Pipeline LLC
6.850% due 07/15/18 (Þ)		260	260	Net Assets - 100.0%			893,181
Sheffield Receivables Co. LLC
2.618% due 11/05/18 (Þ)(~)		700	694
Shell International Finance BV
2.933% due 11/10/18 (Ê)		1,000	1,002
1.375% due 05/10/19		445	440
Sprint Communications, Inc.
9.000% due 11/15/18 (Þ)		19	19
Standard Chartered Bank
2.266% due 07/09/18 (ç)(Ê)(~)		1,100	1,100
Sumitomo Mitsui Banking Corp.
2.803% due 05/15/19 (Ê)(~)		850	852
Series GMTN
1.950% due 07/23/18		400	400
Svenska Handelsbanken AB
2.599% due 06/07/19 (Ê)(~)		1,000	1,001
Toronto-Dominion Bank (The)
Series MTN

See accompanying notes which are an integral part of the financial statements.

88 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.9%
A10 Securitization LLC	06/23/17	961,000	100.00	961	937
Barclays Commercial Mortgage Securities LLC	11/17/17	1,372,000	100.00	1,372	1,373
Bayview Commercial Asset Trust	10/26/17	1,217,421	95.70	1,165	1,197
BCAP LLC Trust	11/26/13	125,926	103.78	131	128
Blackstone Commercial Mortgage Trust	03/02/18	1,575,000	99.41	1,566	1,567
Citigroup Mortgage Loan Trust, Inc.	02/01/17	308,516	97.67	301	302
CSMC Mortgage-Backed Trust	07/26/13	23,823	97.62	23	24
Escrow GM Corp.	04/21/11	80,000	—	—	—
FDIC Trust	06/08/12	202,808	103.77	210	203
Hilton USA Trust	11/22/16	600,000	81.75	490	560
HMH Trust	06/09/17	1,170,000	100.00	1,170	1,128
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	5,418,000	0.78	42	42
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	8,761,000	2.91	255	255
One Market Plaza Trust	02/15/17	595,000	97.69	581	568
					8,284
For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 89

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.250
Access Group, Inc.	USD 3 Month LIBOR	0.060
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
Ambac LSNI LLC	USD 3 Month LIBOR	10.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 6 Month LIBOR	2.000
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.110
Apple, Inc.	USD 3 Month LIBOR	0.300
Apple, Inc.	USD 3 Month LIBOR	0.820
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. Term Loan B3	USD 3 Month LIBOR	1.750
AT&T, Inc.	USD 3 Month LIBOR	0.910
AT&T, Inc.	USD 3 Month LIBOR	0.670
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
Barclays PLC	USD 3 Month LIBOR	3.804
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.705
Barclays PLC	USD 3 Month LIBOR	1.356
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
Beacon Roofing Supply, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Bear Stearns Alternative-A Trust	USD 1 Month LIBOR	0.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan R	USD 1 Month LIBOR	2.000
Blackstone Commercial Mortgage Trust	USD 1 Month LIBOR	1.951
BMW US Capital LLC	USD 3 Month LIBOR	0.380

See accompanying notes which are an integral part of the financial statements.

90 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
BNC Mortgage Loan Trust	USD 1 Month LIBOR	0.160
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	2.966
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.500
BX Trust	USD 1 Month LIBOR	0.577
BX Trust	USD 1 Month LIBOR	1.220
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.230
CenturyLink, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.480
CHL Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.580
CIT Mortgage Loan Trust	USD 1 Month LIBOR	1.500
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.450
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.340
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.250
Cold Storage Trust	USD 1 Month LIBOR	2.100
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.400
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.800
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
DZ Bank AG	USD 3 Month LIBOR	0.370
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 91

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.200
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.050
Golden Nugget, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.170
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.510
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Grupo Bimbo SAB de CV	Maturity 5 Year	3.280
GS Mortgage Securities Corp. II	USD 1 Month LIBOR	1.300
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.150
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Honda Auto Receivables Owner Trust	USD 1 Month LIBOR	0.090
HSBC Holdings PLC	USD 3 Month LIBOR	3.068

See accompanying notes which are an integral part of the financial statements.

92 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD 3 Month LIBOR	1.546
HSBC Holdings PLC	USD 3 Month LIBOR	0.987
HSBC Holdings PLC	USD 3 Month LIBOR	0.600
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.140
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
IBM Credit LLC	USD 3 Month LIBOR	0.260
IndyMac Mortgage Loan Trust	USD 1 Month LIBOR	0.240
International Business Machines Corp.	USD 3 Month LIBOR	0.370
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II Term Loan	USD 1 Month LIBOR	2.500
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.900
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.400
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. Term Loan B	USD 1 Month LIBOR	2.500
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
Morgan Stanley	USD 3 Month LIBOR	1.140
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	0.847
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Nelnet Student Loan Trust	USD 3 Month LIBOR	1.650
New Century Home Equity Loan Trust	USD 1 Month LIBOR	0.480

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 93

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
New York Life Global Funding	USD 3 Month LIBOR	0.120
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.380
Nordea Bank AB	USD 3 Month LIBOR	0.470
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
ON Semiconductor Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.125
Party City Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.750
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.250
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.230
Province of Quebec Canada	USD 3 Month LIBOR	0.280
PSP Capital, Inc	USD 3 Month LIBOR	0.070
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate	0.000
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Residential Accredit Loans, Inc.	Year CMT	0.850
Residential Asset Mortgage Products, Inc. Trust	USD 1 Month LIBOR	0.480
Residential Asset Securitization Trust	USD 1 Month LIBOR	0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.550
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Shell International Finance BV	USD 3 Month LIBOR	0.580
Skandinaviska Enskilda Banken AB	USD 3 Month LIBOR	0.430
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.290
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
SLM Student Loan Trust	USD 3 Month LIBOR	1.100
SLM Student Loan Trust	USD 1 Month LIBOR	0.400
SLM Student Loan Trust	USD 3 Month LIBOR	0.150
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Standard Chartered Bank	USD 1 Month LIBOR	0.220

See accompanying notes which are an integral part of the financial statements.

94 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.470
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.840
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.300
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.140
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bancorp	USD 3 Month LIBOR	0.400
US Bank NA	USD 3 Month LIBOR	0.140
Valeant Pharmaceuticals International, Inc. Term Loan	USD 1 Month LIBOR	3.000
Viacom, Inc.	USD 3 Month LIBOR	3.899
VICI Properties, Inc. Term Loan	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Walmart, Inc.	USD 3 Month LIBOR	0.230
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates	Year CMT	1.070
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.640
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.320
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.885
Western Digital Corp. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
Westpac Banking Corp.	USD 1 Month LIBOR	0.200
XPO Logistics, Inc. Term Loan	USD 1 Month LIBOR	2.000

Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 95

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	450	AUD	58,214	09/18	585
Canadian Dollar Currency Futures	7	USD	533	09/18	(7)
Euro-Btp Futures	10	EUR	1,272	09/18	(7)
Euro-Bund Futures	78	EUR	12,679	09/18	87
Eurodollar Futures	269	USD	65,256	12/19	(33)
Eurodollar Futures	89	USD	21,587	06/20	(79)
Eurodollar Futures	11	USD	2,668	03/21	(11)
Japanese Yen Currency Futures	18	USD	2,040	09/18	(18)
United States 2 Year Treasury Note Futures	132	USD	27,961	09/18	15
United States 5 Year Treasury Note Futures	639	USD	72,601	09/18	222
United States 10 Year Treasury Note Futures	1,536	USD	184,608	09/18	1,665
United States 10 Year Ultra Treasury Note Futures	20	USD	2,565	09/18	37
United States Long Bond Futures	213	USD	30,885	09/18	637
United States Ultra Bond Futures	116	USD	18,509	09/18	544
Short Positions
British Pound Currency Futures	7	USD	579	09/18	(4)
Euro-Bobl Futures	35	EUR	4,626	09/18	(23)
Euro-Bund Futures	461	EUR	74,936	09/18	(878)
Eurodollar Futures	31	USD	5,713	09/18	46
Eurodollar Futures	39	USD	9,493	12/18	59
Eurodollar Futures	38	USD	9,238	03/19	48
Euro-OAT Futures	17	EUR	2,627	09/18	(33)
Euro-Schatz Futures	498	EUR	55,818	09/18	(30)
Japan Government 10 Year Bond Futures	4	JPY	603,359	09/18	(3)
Long Gilt Futures	289	GBP	35,565	09/18	(382)
United States 2 Year Treasury Note Futures	100	USD	21,183	09/18	6
United States 5 Year Treasury Note Futures	55	USD	6,249	09/18	(15)
United States 10 Year Treasury Note Futures	28	USD	3,366	09/18	(5)
United States 10 Year Ultra Treasury Note Futures	44	USD	5,642	09/18	(59)
United States Long Bond Futures	127	USD	18,415	09/18	(221)
United States Ultra Bond Futures	75	USD	11,967	09/18	(168)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,975

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	HSBC	Put	1	106.50	USD	1,100	07/19/18	—
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	13	120.00	USD	1,560	07/06/18	(4)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	29	120.00	USD	3,480	07/27/18	(16)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	30	120.50	USD	3,615	07/27/18	(10)
United States Treasury Bond Futures	Merrill Lynch	Call	18	145.00	USD	2,610	07/27/18	(17)

Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)

See accompanying notes which are an integral part of the financial statements.

96 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount	Date	$
BNP Paribas, USD 0.800%/CDX NA
Investment Grade Index, USD
600,000, 06/20/23	Merrill Lynch	Put	1		0.00	2,920	08/15/18	(3)
Total Liability for Options Written (premiums received $44)								(50)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount			Amount		(Depreciation)
Counterparty			Sold			Bought	Settlement Date	$
Bank of America			USD	743	CZK	16,333	08/28/18	(6)
Bank of America			USD	3,393	CZK	72,985	08/28/18	(102)
Bank of America			USD	—	HKD	4	08/28/18	—
Bank of America			USD	627	HKD	4,905	08/28/18	(1)
Bank of America			USD	3,426	HKD	26,841	08/28/18	(2)
Bank of America			USD	740	HUF	201,781	08/28/18	(22)
Bank of America			USD	3,399	HUF	901,874	08/28/18	(189)
Bank of America			USD	63	MXN	1,329	08/28/18	3
Bank of America			USD	135	MXN	2,684	08/28/18	(1)
Bank of America			USD	1,466	MXN	29,348	08/28/18	(1)
Bank of America			USD	732	PLN	2,700	08/28/18	(10)
Bank of America			USD	3,377	PLN	12,204	08/28/18	(116)
Bank of America			USD	274	TRY	1,340	08/28/18	11
Bank of America			USD	1,020	TRY	4,986	08/28/18	40
Bank of America			USD	1,421	TRY	6,542	08/28/18	(31)
Bank of America			USD	3,198	TRY	14,719	08/28/18	(69)
Bank of America			USD	80	ZAR	1,084	08/28/18	(1)
Bank of America			USD	136	ZAR	1,716	08/28/18	(11)
Bank of America			USD	1,480	ZAR	18,620	08/28/18	(132)
Bank of America			CZK	558	USD	25	08/28/18	—
Bank of America			CZK	3,289	USD	150	08/28/18	1
Bank of America			CZK	32,438	USD	1,508	08/28/18	45
Bank of America			HUF	788	USD	3	08/28/18	—
Bank of America			HUF	40,629	USD	149	08/28/18	4
Bank of America			HUF	400,833	USD	1,510	08/28/18	84
Bank of America			PLN	210	USD	57	08/28/18	1
Bank of America			THB	46	USD	1	08/28/18	—
Bank of America			THB	3,517	USD	110	08/28/18	4
Bank of America			THB	20,916	USD	657	08/28/18	24
Bank of America			THB	48,490	USD	1,518	08/28/18	52
Bank of America			THB	109,103	USD	3,416	08/28/18	118
Bank of America			TRY	1,349	USD	276	08/28/18	(11)
Bank of Montreal			AUD	1,356	MXN	21,575	09/19/18	139
Barclays			USD	1,154	CAD	1,450	07/19/18	(50)
Barclays			USD	724	CNY	4,619	07/19/18	(28)
Barclays			USD	73	MXN	1,500	07/19/18	2
Barclays			USD	1,241	MXN	22,780	07/19/18	(97)
Barclays			USD	5	RUB	340	07/19/18	—
Barclays			USD	59	RUB	3,723	07/19/18	—
Barclays			CNY	15,140	USD	2,387	07/19/18	103
Barclays			EUR	917	USD	1,139	07/19/18	67
Barclays		MXN		800	USD	41	07/19/18	1
Brown Brothers Harriman			USD	3,960	AUD	5,326	07/24/18	(19)

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 97

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	ILS	9,098	USD	2,527	07/24/18	36
Brown Brothers Harriman	ILS	18,196	USD	5,020	07/24/18	39
Citibank	USD	304	BRL	1,040	07/19/18	(37)
Citibank	USD	1,150	JPY	124,950	07/19/18	(20)
Citibank	USD	20,263	JPY	2,233,500	07/24/18	(61)
Citibank	USD	363	MXN	6,910	07/19/18	(16)
Citibank	USD	9	RUB	570	07/19/18	—
Citibank	USD	40	RUB	2,502	07/19/18	(1)
Citibank	USD	322	RUB	19,970	07/19/18	(5)
Citibank	EUR	150	USD	176	07/19/18	—
Citibank	EUR	170	USD	199	07/19/18	—
Citibank	ILS	36,134	USD	9,970	07/24/18	79
Citibank	JPY	164,844	USD	1,547	07/19/18	56
Citibank	MXN	400	USD	20	07/19/18	—
Citibank	MXN	650	USD	32	07/19/18	(1)
Citibank	MXN	860	USD	45	07/19/18	2
Citibank	MXN	1,000	USD	51	07/19/18	—
Citibank	MXN	1,500	USD	81	07/19/18	6
Citibank	TWD	1,370	USD	45	08/03/18	—
Citibank	TWD	5,150	USD	169	08/03/18	—
Commonwealth Bank of Australia	USD	20,063	GBP	15,132	07/24/18	(74)
Commonwealth Bank of Australia	CHF	13,951	USD	14,065	07/24/18	(47)
Goldman Sachs	USD	41	MXN	821	07/23/18	—
Goldman Sachs	USD	1,100	MXN	21,925	07/23/18	1
HSBC	USD	537	CLP	342,000	07/23/18	(14)
HSBC	USD	27	JPY	2,958	07/23/18	—
HSBC	USD	531	NOK	4,342	07/23/18	3
JPMorgan Chase	USD	50	ARS	1,310	08/21/18	(7)
JPMorgan Chase	USD	530	BRL	2,000	07/23/18	(15)
JPMorgan Chase	USD	1,528	CAD	1,957	08/03/18	(39)
JPMorgan Chase	USD	1,213	CLP	769,726	07/13/18	(35)
JPMorgan Chase	USD	1,659	GBP	1,235	08/13/18	(27)
JPMorgan Chase	USD	1,091	INR	71,640	07/19/18	(47)
JPMorgan Chase	USD	115	JPY	12,567	08/13/18	(1)
JPMorgan Chase	USD	377	JPY	41,247	08/13/18	(3)
JPMorgan Chase	USD	2,349	NOK	18,734	08/03/18	(46)
JPMorgan Chase	USD	17	PHP	911	07/13/18	—
JPMorgan Chase	USD	626	PLN	2,185	08/03/18	(42)
JPMorgan Chase	USD	376	SEK	3,252	08/03/18	(12)
JPMorgan Chase	USD	2,261	SEK	19,569	08/03/18	(71)
JPMorgan Chase	AUD	7,285	USD	5,572	08/13/18	180
JPMorgan Chase	BRL	7,177	USD	1,882	07/13/18	32
JPMorgan Chase	BRL	4,000	USD	1,073	07/23/18	43
JPMorgan Chase	CHF	2,069	USD	2,105	08/03/18	11
JPMorgan Chase	CLP	342,000	USD	531	07/23/18	7
JPMorgan Chase	COP	2,620,180	USD	909	07/13/18	15
JPMorgan Chase	CZK	1,754	USD	83	08/03/18	4
JPMorgan Chase	DKK	91	USD	15	08/03/18	—
JPMorgan Chase	EUR	3,347	USD	3,976	08/13/18	56
JPMorgan Chase	HKD	524	USD	67	08/03/18	—
JPMorgan Chase	HUF	572,591	USD	2,219	08/03/18	186
JPMorgan Chase	IDR	25,423,879	USD	1,823	07/13/18	44

See accompanying notes which are an integral part of the financial statements.

98 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	MXN	22,746	USD	1,109	07/23/18	(33)
JPMorgan Chase	MXN	1,735	USD	88	08/03/18	1
JPMorgan Chase	MXN	6,680	USD	351	08/03/18	16
JPMorgan Chase	MXN	15,332	USD	746	08/03/18	(22)
JPMorgan Chase	NZD	9,164	USD	6,461	08/13/18	255
JPMorgan Chase	PEN	10,383	USD	3,165	07/13/18	4
JPMorgan Chase	SGD	3,325	USD	2,514	08/03/18	73
JPMorgan Chase	THB	67,306	USD	2,112	07/13/18	80
JPMorgan Chase	TWD	41,954	USD	1,413	07/13/18	35
JPMorgan Chase	TWD	924	USD	30	08/02/18	—
JPMorgan Chase	TWD	3,120	USD	102	08/02/18	—
Royal Bank of Canada	AUD	1,358	MXN	21,575	09/19/18	136
Royal Bank of Canada	CAD	13,120	USD	9,951	07/24/18	(33)
Royal Bank of Canada	MXN	43,150	AUD	2,892	09/19/18	(11)
State Street	USD	125	IDR	1,782,386	08/28/18	(1)
State Street	USD	1,478	IDR	21,199,642	08/28/18	(8)
State Street	USD	16	KRW	17,523	08/28/18	—
State Street	USD	9	PEN	29	08/28/18	—
State Street	USD	20	RUB	1,282	08/28/18	—
State Street	USD	94	RUB	5,896	08/28/18	(1)
State Street	USD	1,490	RUB	93,744	08/28/18	(6)
State Street	USD	3	TWD	89	08/28/18	—
State Street	BRL	228	USD	60	08/28/18	1
State Street	BRL	2,510	USD	680	08/28/18	37
State Street	BRL	12,252	USD	3,307	08/28/18	165
State Street	CHF	3,450	NZD	5,144	07/06/18	1
State Street	CHF	3,450	NZD	5,139	08/07/18	(27)
State Street	IDR	438,471	USD	31	08/28/18	—
State Street	ILS	9,098	USD	2,518	07/24/18	27
State Street	KRW	122,879	USD	114	08/28/18	4
State Street	KRW	713,468	USD	663	08/28/18	22
State Street	KRW	1,625,078	USD	1,512	08/28/18	50
State Street	KRW	3,656,425	USD	3,401	08/28/18	113
State Street	MYR	51	USD	13	08/28/18	—
State Street	MYR	2,598	USD	650	08/28/18	7
State Street	MYR	13,508	USD	3,394	08/28/18	53
State Street	NZD	4,990	CHF	3,450	07/06/18	211
State Street	NZD	5,158	CHF	3,450	08/07/18	1
State Street	PEN	2,110	USD	643	08/28/18	2
State Street	PEN	11,135	USD	3,393	08/28/18	9
State Street	TWD	3,220	USD	108	08/28/18	2
State Street	TWD	45,224	USD	1,523	08/28/18	33
Toronto Dominion Bank	USD	612	JPY	67,322	07/31/18	(3)
Westpac	USD	5,997	EUR	5,154	07/24/18	31
Westpac	USD	3,993	NZD	5,746	07/24/18	(101)
Westpac	SEK	122,174	USD	13,865	07/24/18	203
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,305

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 99

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Schedule of Investments, continued — June 30, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
JPMorgan Chase	DKK	4,200	Six Month CIBOR(3)	0.510%(4)	05/05/25	—	5	5
JPMorgan Chase	DKK	10,470	Six Month CIBOR(3)	0.943%(4)	05/05/25	—	(34)	(34)
JPMorgan Chase	CZK	15,850	Six Month PRIBOR(3)	0.495%(4)	06/19/25	—	70	70
JPMorgan Chase	CZK	36,930	Six Month PRIBOR(3)	1.280%(4)	06/19/25	—	74	74
				Mexico Interbank 28
Merrill Lynch	MXN	188,910	7.351%(1)	Day Deposit Rate(1)	04/05/21	(7)	(152)	(159)
Merrill Lynch	USD	3,744	2.250%(3)	Three Month LIBOR(2)	05/31/22	7	(96)	(89)
Merrill Lynch	USD	9,660	2.850%(3)	Three Month LIBOR(2)	08/31/22	(3)	(11)	(14)
			Federal Fund
Merrill Lynch	USD	16,720	Effective Rate(2)	Three Month LIBOR(2)	09/19/23	—	18	18
Merrill Lynch	USD	1,583	Three Month LIBOR(2)	2.950%(3)	11/15/43	(10)	22	12
Total Open Interest Rate Swap Contracts (å)						(13)	(104)	(117)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Merrill Lynch	Sell	USD	6,850	1.000%(2)	06/20/23	117	(14)	103

CDX NA High Yield Index	Goldman Sachs	Sell	USD	2,260	5.000%(2)	06/20/23	140	(7)	133

CDX NA High Yield Index	Merrill Lynch	Purchase	USD	1,150	(5.000%)(2)	12/20/22	(79)	7	(72)

CDX NA High Yield Index	Merrill Lynch	Purchase	USD	2,440	(5.000%)(2)	06/20/23	(171)	27	(144)
Total Open Credit Indices Contracts (å)							7	13	20

See accompanying notes which are an integral part of the financial statements.

100 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$56,730	$—	$—	$56,730	6.4
Corporate Bonds and Notes	—	177,194	—	—	177,194	19.8
International Debt	—	71,382	—	—	71,382	8.0
Loan Agreements	—	7,171	—	—	7,171	0.8
Mortgage-Backed Securities	—	182,419	—	—	182,419	20.4
Municipal Bonds	—	3,240	—	—	3,240	0.4
Non-US Bonds	—	30,699	—	—	30,699	3.4
United States Government Treasuries	—	279,601	—	—	279,601	31.3
Common Stocks	—	—	—	—	—	—
Options Purchased	1	2	—	—	3	—*
Short-Term Investments	—	61,861	44	48,941	110,846	12.4
Total Investments	1	870,299	44	48,941	919,285	102.9
Other Assets and Liabilities, Net						(2.9)
						100.0
Other Financial Instruments
Assets
Futures Contracts	3,951	—	—	—	3,951	0.4
Foreign Currency Exchange Contracts	—	3,071	—	—	3,071	0.3
Interest Rate Swap Contracts	—	179	—	—	179	—*
Credit Default Swap Contracts	—	236	—	—	236	—*

Liabilities
Futures Contracts	(1,976)	—	—	—	(1,976)	(0.2)
Options Written	(50)	—	—	—	(50)	(—)*
Foreign Currency Exchange Contracts	—	(1,766)	—	—	(1,766)	(0.2)
Interest Rate Swap Contracts	—	(296)	—	—	(296)	(—)*
Credit Default Swap Contracts	—	(216)	—	—	(216)	(—)*
Total Other Financial Instruments**	$1,925	$1,208	$—	$—	$3,133

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 101

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	1,064
Australia	7,866
Austria	414
Bermuda	916
Brazil	3,720
Canada	13,619
Cayman Islands	6,612
Chile	639
China	489
Colombia	4,531
Curacao	55
Ecuador	168
Finland	771
France	4,547
Germany	1,423
Guernsey	296
Hong Kong	238
India	460
Indonesia	1,155
Ireland	3,566
Italy	1,258
Japan	3,605
Kazakhstan	200
Kuwait	204
Luxembourg	982
Malaysia	2,316
Mexico	9,358
Netherlands	10,292
New Zealand	3,869
Norway	1,072
Panama	236
Peru	2,668
Poland	1,522
Qatar	418
Russia	1,353
Singapore	2,649
South Korea	1,433
Spain	1,494
Sweden	3,548
Switzerland	1,783
United Arab Emirates	485
United Kingdom	13,756
United States	802,235
Total Investments	919,285

See accompanying notes which are an integral part of the financial statements.

102 Strategic Bond Fund

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Strategic Bond Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$2	$1
Unrealized appreciation on foreign currency exchange contracts	—	3,071	—
Variation margin on futures contracts**	—	21	3,930
Interest rate swap contracts, at fair value	—	—	179
Credit default swap contracts, at fair value	236	—	—
Total	$236	$3,094	$4,110

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$28	$1,948
Unrealized depreciation on foreign currency exchange contracts	—	1,766	—
Options written, at fair value	—	—	50
Interest rate swap contracts, at fair value	—	—	296
Credit default swap contracts, at fair value	216	—	—
Total	$216	$1,794	$2,294
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$(47)	$(156)
Futures contracts	—	(10,378)	(91)
Options written	—	38	267
Interest rate swap contracts	—	—	428
Credit default swap contracts	12	—	—
Foreign currency exchange contracts	—	(1,253)	—
Total	$12	$(11,640)	$448

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$(5)	$2
Futures contracts	—	3	3,110
Options written	—	2	(17)
Interest rate swap contracts	—	—	(161)
Credit default swap contracts	26	—	—
Foreign currency exchange contracts	—	1,032	—
Total	$26	$1,032	$2,934

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 103

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Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$3	$—	$3
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,071	—	3,071
Futures Contracts	Variation margin on futures contracts	6,309	—	6,309
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	179	—	179
Credit Default Swap Contracts	Credit default swap contracts, at fair value	236	—	236
Total Financial and Derivative Assets		9,798	—	9,798
Financial and Derivative Assets not subject to a netting agreement		(6,574)	—	(6,574)
Total Financial and Derivative Assets subject to a netting agreement		$3,224	$—	$3,224

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$389	$389	$—	$—
Bank of Montreal	139	—	—	139
Barclays	174	174	—	—
Brown Brothers Harriman	75	19	—	56
Citigroup	143	141	—	2
Goldman Sachs	1	—	—	1
HSBC	5	5	—	—
JPMorgan Chase	1,189	432	757	—
Merrill Lynch	1	—	—	1
Royal Bank of Canada	136	44	—	92
State Street	738	44	—	694
Westpac	234	101	—	133
Total	$3,224	$1,349	$757	$1,118

See accompanying notes which are an integral part of the financial statements.

104 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,430	$—	$1,430
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,766	—	1,766
Options Written Contracts	Options written, at fair value	50	—	50
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	296	—	296
Credit Default Swap Contracts	Credit default swap contracts, at fair value	216	—	216
Total Financial and Derivative Liabilities		3,758	—	3,758
Financial and Derivative Liabilities not subject to a netting agreement		(1,953)	—	(1,953)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,805	$—	$1,805

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$707	$389	$318	$—
Barclays	176	174	—	2
Brown Brothers Harriman	19	19	—	—
Citigroup	141	141	—	—
Commonwealth Bank of Australia	121	—	—	121
HSBC	14	5	—	9
JPMorgan Chase	432	432	—	—
Merrill Lynch	3	—	1	2
Royal Bank of Canada	44	44	—	—
State Street	44	44	—	—
Toronto Dominion Bank	3	—	—	3
Westpac	101	101	—	—
Total	$1,805	$1,349	$319	$137

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 105

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$928,504
Investments, at fair value(>)	919,285
Cash	5,947
Foreign currency holdings(^)	586
Unrealized appreciation on foreign currency exchange contracts	3,071
Receivables:
Dividends and interest	5,066
Dividends from affiliated funds	74
Investments sold	21,144
Fund shares sold	502
From broker(a)(b)(c)	5,989
Variation margin on futures contracts	6,309
Prepaid expenses	5
Interest rate swap contracts, at fair value(•)	179
Credit default swap contracts, at fair value(+)	236
Total assets	968,393

Liabilities
Payables:
Due to broker (d)(e)(f)	2,883
Investments purchased	67,738
Fund shares redeemed	233
Accrued fees to affiliates	444
Other accrued expenses	156
Variation margin on futures contracts	1,430
Unrealized depreciation on foreign currency exchange contracts	1,766
Options written, at fair value(x)	50
Interest rate swap contracts, at fair value(•)	296
Credit default swap contracts, at fair value(+)	216
Total liabilities	75,212

Net Assets	$893,181

See accompanying notes which are an integral part of the financial statements.

106 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,922
Accumulated net realized gain (loss)	(28,054)
Unrealized appreciation (depreciation) on:
Investments	(9,221)
Investments in affiliated funds	2
Futures contracts	1,975
Options written	(6)
Foreign currency exchange contracts	1,305
Interest rate swap contracts	(104)
Credit default swap contracts	13
Foreign currency-related transactions	(27)
Shares of beneficial interest	884
Additional paid-in capital	922,492
Net Assets	$893,181

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.11
Net assets	$893,180,656
Shares outstanding ($. 01 par value)	88,389,177
Amounts in thousands
(^) Foreign currency holdings - cost	$602
(x) Premiums received on options written	$44
(+) Credit default swap contracts - premiums paid (received)	$7
(•) Interest rate swap contracts - premiums paid (received)	$(13)
(>) Investments in affiliates, U. S. Cash Management Fund	$48,941

(a) Receivable from Broker for Futures	$2,987
(b) Receivable from Broker for Swaps	$2,255
(c) Receivable from Broker for TBAs	$747
(d) Due to Broker for Futures	$394
(e) Due to Broker for Swaps	$939
(f) Due to Broker for Forwards	$1,550
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 107

Russell Investment Funds
Strategic Bond Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$10
Dividends from affiliated funds	399
Interest	12,684
Total investment income	13,093

Expenses
Advisory fees	2,439
Administrative fees	222
Custodian fees	136
Transfer agent fees .	20
Professional fees	60
Trustees’ fees	16
Printing fees	56
Miscellaneous	9
Total expenses	2,958
Net investment income (loss)	10,135

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,610)
Futures contracts	(10,469)
Options written	305
Foreign currency exchange contracts	(1,253)
Interest rate swap contracts	428
Credit default swap contracts	12
Foreign currency-related transactions	(6)
Net realized gain (loss)	(19,593)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,578)
Investments in affiliated funds	5
Futures contracts	3,113
Options written	(15)
Foreign currency exchange contracts	1,032
Interest rate swap contracts	(161)
Credit default swap contracts	26
Foreign currency-related transactions	(47)
Net change in unrealized appreciation (depreciation)	(8,625)
Net realized and unrealized gain (loss)	(28,218)
Net Increase (Decrease) in Net Assets from Operations	$(18,083)

See accompanying notes which are an integral part of the financial statements.

108 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,135	$16,488
Net realized gain (loss)	(19,593)	(2,495)
Net change in unrealized appreciation (depreciation)	(8,625)	18,578
Net increase (decrease) in net assets from operations	(18,083)	32,571

Distributions
From net investment income	(5,187)	(11,721)
Net decrease in net assets from distributions	(5,187)	(11,721)

Share Transactions*
Net increase (decrease) in net assets from share transactions	9,084	35,795
Total Net Increase (Decrease) in Net Assets	(14,186)	56,645

Net Assets
Beginning of period	907,367	850,722
End of period	$893,181	$907,367
Undistributed (overdistributed) net investment income included in net assets	$3,922	$(1,026)

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	2,494	$25,375	6,949	$71,566
Proceeds from reinvestment of distributions	511	5,187	1,139	11,721
Payments for shares redeemed	(2,114)	(21,478)	(4,638)	(47,492)
Total increase (decrease)	891	$9,084	3,450	$35,795

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 109

Russell Investment Funds
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018(1)	10.37	. 12	(. 32)	(. 20)	(. 06)	—
December 31, 2017	10.12	. 20	. 19	. 39	(. 14)	—
December 31, 2016	10.27	. 18	. 14	. 32	(. 17)	(. 30)
December 31, 2015	10.66	. 16	(. 17)	(. 01)	(. 26)	(. 12)
December 31, 2014	10.46	. 15	. 43	. 58	(. 17)	(. 21)
December 31, 2013	10.81	. 18	(. 35)	(. 17)	(. 15)	(. 03)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 110

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(e)	Net Assets(e)	Turnover Rate(d)
(. 06)	10.11	(1.94)	893,181	. 67	. 67	2.29	142
(. 14)	10.37	3.86	907,367	. 67	. 66	1.89	143
(. 47)	10.12	3.10	850,722	. 67	. 65	1.72	262
(. 38)	10.27	(. 14)	855,909	. 67	. 64	1.49	225
(. 38)	10.66	5.55	839,458	. 69	. 64	1.44	173
(. 18)	10.46	(1.55)	763,901	. 67	. 62	1.73	133

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111

Russell Investment Funds
Strategic Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$402,396
Administration fees	36,581
Transfer agent fees	3,219
Trustee fees	2,136
$444,332

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$57,316	$202,408	$210,789	$2	$4	$48,941	$399	$—
	$57,316	$202,408	$210,789	$2	$4	$48,941	$399	$—

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$931,692,491
Unrealized Appreciation	$19,489,757
Unrealized Depreciation	(28,712,994)
Net Unrealized Appreciation (Depreciation)	$(9,223,237)

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

112 Strategic Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$1,004.60	$1,020.23
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.57	$4.61
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.92%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Global Real Estate Securities Fund 113

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Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.9%			Unibail-Rodamco-Westfield(Ñ)	23,817	5,244
Australia - 4.0%					36,517
Arena REIT(Æ)(ö)	1	—
Charter Hall Group - ADR(ö)	673,358	3,260	Germany - 3.6%
Dexus Property Group(Æ)(ö)	708,612	5,109	ADO Properties SA(Þ)	67,345	3,665
Goodman Group(ö)	1,009,496	7,205	Alstria Office REIT-AG(ö)	207,187	3,112
GPT Group (The)(ö)	2,217,407	8,332	Deutsche Wohnen SE	305,918	14,776
Investa Office Fund(ö)	287,603	1,114	TLG Immobilien AG	75,479	2,013
Mirvac Group(ö)	1,673,433	2,695	Vonovia SE	190,516	9,065
OneMarket, Ltd. (Æ)	7,346	7			32,631
Scentre Group(ö)	2,553,946	8,321
Viva Energy(ö)	39,933	67	Hong Kong - 10.9%
		36,110	Champion REIT(Æ)(ö)	760,433	505
			CK Asset Holdings, Ltd.	1,740,259	13,751
Austria - 0.2%			Hang Lung Properties, Ltd. - ADR	946,818	1,945
CA Immobilien Anlagen AG	42,442	1,415	Henderson Land Development Co. , Ltd.	57,761	304
			Hongkong Land Holdings, Ltd.	2,235,200	15,992
Belgium - 0.2%			Hopewell Holdings, Ltd.	1	—
Aedifica(ö)	11,206	1,022	Hysan Development Co. , Ltd.	631,596	3,515
VGP NV(Å)	7,201	523	Link Real Estate Investment Trust(ö)	1,746,692	15,880
		1,545	New World Development Co. , Ltd.	5,243,435	7,327
			Sino Land Co. , Ltd.	1,582,664	2,567
Brazil - 0.3%			Sun Hung Kai Properties, Ltd.	1,349,576	20,248
BR Malls Participacoes SA(Æ)	512,391	1,282	Swire Properties, Ltd.	2,586,626	9,560
Iguatemi Empresa de Shopping Centers			Wharf Holdings, Ltd. (The)	119,434	383
SA	154,537	1,230	Wharf Real Estate Investment Co. , Ltd.	725,342	5,150
		2,512			97,127

Canada - 2.2%			Ireland - 0.3%
Allied Properties Real Estate Investment			Green REIT PLC(ö)	533,543	922
Trust(ö)	132,693	4,224	Hibernia REIT PLC(ö)	1,006,175	1,763
Boardwalk Real Estate Investment					2,685
Trust(Ñ)(ö)	146,346	5,084
Canadian Apartment Properties(ö)	161,526	5,238	Japan - 9.2%
Crombie Real Estate Investment Trust(ö)	172	2	Activia Properties, Inc. (ö)	800	3,668
Dream Office Real Estate Investment			Daiwa House REIT Investment Corp. (ö)	1,338	3,175
Trust(ö)	10,211	182	Frontier Real Estate Investment Corp. (ö)	463	1,861
First Capital Realty, Inc. Class A(Ñ)	65,104	1,023	Global One Real Estate Investment
Granite Real Estate Investment Trust(ö)	66,024	2,692	Corp. (Å)(ö)	4,225	4,256
H&R Real Estate Investment Trust(ö)	37	1	GLP J-Reit(ö)	1,003	1,065
RioCan Real Estate Investment Trust(ö)	93,969	1,726	Hulic Co. , Ltd.	132,000	1,405
		20,172	Ichigo Hotel REIT Investment Corp. (ö)	524	659
			Invincible Investment Corp. (ö)	5,058	2,278
China - 0.3%			Japan Logistics Fund, Inc. (ö)	1,065	2,171
China Overseas Land & Investment, Ltd.	222,000	726	Japan Real Estate Investment Corp. (ö)	479	2,535
Longfor Properties Co. , Ltd.	675,000	1,817	Japan Retail Fund Investment Corp. (ö)	314	566
		2,543	Mitsubishi Estate Co. , Ltd.	999,500	17,459
			Mitsui Fudosan Co. , Ltd.	677,620	16,332
Finland - 0.0%			Mori Hills REIT Investment Corp. Class
Citycon OYJ(Ñ)	215,947	467	A(ö)	1,149	1,475
			Mori Trust Sogo REIT, Inc. (ö)	632	906
France - 4.1%			Nippon Building Fund, Inc. (ö)	321	1,852
Fonciere Des Regions(ö)	33,747	3,509	Nippon Healthcare Investment Corp.
Gecina SA(ö)	52,360	8,755	(Æ)(ö)	78	121
Klepierre SA - GDR(ö)	218,428	8,216	Nomura Real Estate Holdings, Inc.	174,200	3,862
Unibail-Rodamco-Westfield(Æ)	49,015	10,793	NTT Urban Development Corp.	256,500	2,754
			Orix JREIT, Inc. (ö)	2,347	3,747

See accompanying notes which are an integral part of the financial statements.

114 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Premier Investment Corp. (ö)	3,730	3,787	Warehouse REIT PLC(ö)	189,837	252
Tokyo Tatemono Co. , Ltd.	368,094	5,048	Workspace Group PLC(ö)	91,182	1,299
XYMAX REIT Investment Corp. (Å)					66,107
(Æ)(ö)	904	939
		81,921	United States - 51.4%
			Acadia Realty Trust(ö)	69,304	1,896
Netherlands - 0.4%			Agree Realty Corp. (ö)	77,632	4,097
Eurocommercial Properties NV	55,496	2,355	Alexandria Real Estate Equities, Inc. (ö)	53,834	6,792
InterXion Holding NV(Æ)	15,046	939	American Homes 4 Rent Class A(ö)	60,085	1,333
		3,294	American Tower Corp. (ö)	23,378	3,371
			Americold Realty Trust(ö)	86,947	1,914
Norway - 0.3%			Apartment Investment & Management
Entra ASA(Þ)	215,159	2,937	Co. Class A(ö)	121,089	5,123
			AvalonBay Communities, Inc. (ö)	37,339	6,418
Singapore - 0.6%			BGP Holdings PLC(Å)(Æ)(Š)	926,311	—
CapitaLand Commercial Trust, Ltd. (ö)	1,150,200	1,400	Boston Properties, Inc. (ö)	107,262	13,452
CapitaLand, Ltd.	411,000	951	Brixmor Property Group, Inc. (ö)	522,985	9,116
City Developments, Ltd.	65,500	527	Camden Property Trust(ö)	108,935	9,927
Mapletree Logistics Trust(ö)	745,000	672	CBL & Associates Properties, Inc. (Ñ)(ö)	5,239	29
Suntec Real Estate Investment Trust(Æ)			Columbia Property Trust, Inc. (ö)	104,886	2,382
(ö)	922,700	1,173	CoreSite Realty Corp. Class A(ö)	27,051	2,998
UOL Group, Ltd.	79,600	444	Corporate Office Properties Trust(ö)	73,078	2,119
		5,167	Cousins Properties, Inc. (ö)	523,636	5,073
			Crown Castle International Corp. (ö)	25,865	2,789
Spain - 1.6%			CubeSmart(ö)	199,950	6,442
Aedas Homes SAU(Æ)(Þ)	42,166	1,498	CyrusOne, Inc. (ö)	43,664	2,548
Hispania Activos Inmobiliarios Socimi			DCT Industrial Trust, Inc. (ö)	60,304	4,024
SA(ö)	6,552	140	DDR Corp. (ö)	133,890	2,397
Inmobiliaria Colonial Socimi SA(ö)	382,911	4,228	Digital Realty Trust, Inc. (ö)	69,042	7,704
Merlin Properties Socimi SA(ö)	572,063	8,310	Douglas Emmett, Inc. (ö)	211,834	8,511
		14,176	Education Realty Trust, Inc. (ö)	41,280	1,713
			Empire State Realty Trust, Inc. Class
Sweden - 0.6%			A(ö)	91,162	1,559
Atrium Ljungberg AB Class B	23,240	375	Equinix, Inc. (Æ)(ö)	7,288	3,133
Castellum AB	230,236	3,728	Equity LifeStyle Properties, Inc. Class
Hufvudstaden AB Class A	110,944	1,588	A(ö)	104,779	9,629
		5,691	Equity Residential(ö)	233,658	14,882
			Essential Properties Realty Trust, Inc.
Switzerland - 0.3%			(Æ)(ö)	40,432	547
PSP Swiss Property AG	29,161	2,707	Essex Property Trust, Inc. (ö)	40,659	9,721
			Extended Stay America, Inc.	112,946	2,440
United Kingdom - 7.4%			Extra Space Storage, Inc. (ö)	160,603	16,030
Assura PLC(ö)	3,238,996	2,461	Federal Realty Investment Trust(ö)	24,913	3,153
Big Yellow Group PLC(ö)	165,396	2,081	First Industrial Realty Trust, Inc. (ö)	85,620	2,854
British Land Co. PLC (The)(ö)	1,092,939	9,694	Forest City Realty Trust, Inc. Class A(ö)	66,934	1,527
Derwent London PLC(ö)	186,735	7,653	GEO Group, Inc. (The)(ö)	1,963	54
Grainger PLC	298,784	1,214	GGP, Inc. (Æ)(ö)	578,758	11,824
Great Portland Estates PLC(ö)	930,861	8,771	HCP, Inc. (ö)	247,547	6,392
Hammerson PLC(ö)	473,970	3,260	Healthcare Realty Trust, Inc. (ö)	42,659	1,241
Land Securities Group PLC(ö)	870,713	10,962	Hilton Worldwide Holdings, Inc.	44,784	3,545
LondonMetric Property PLC(ö)	668,744	1,628	Host Hotels & Resorts, Inc. (ö)	537,351	11,322
LXB Retail Properties PLC(Å)(Æ)	338,848	99	Hudson Pacific Properties, Inc. (ö)	40,996	1,453
PRS REIT PLC (The)(Å)(ö)	937,480	1,293	Invitation Homes, Inc. (ö)	271,849	6,269
Safestore Holdings PLC(ö)	259,148	1,878	JBG Smith Properties(ö)	79,146	2,887
Segro PLC(ö)	864,149	7,633	Kilroy Realty Corp. (ö)	96,661	7,311
St. Modwen Properties PLC	305,246	1,693	Kimco Realty Corp. (ö)	208,458	3,542
UNITE Group PLC (The)(ö)	372,881	4,236	LaSalle Hotel Properties(ö)	29,519	1,010

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 115

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Schedule of Investments, continued — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Life Storage, Inc. (Æ)(ö)	35,822		3,486		(cost $10,204)	10,204
Macerich Co. (The)(ö)	97,266		5,527
Mack-Cali Realty Corp. (ö)	200,792		4,072
MGM Growth Properties LLC Class A(Ñ)					Total Investments 100.5%
(ö)	105,079		3,201		(identified cost $800,240)	899,202
Mid-America Apartment Communities,
Inc. (ö)	63,782		6,421		Other Assets and Liabilities, Net
National Retail Properties, Inc. (ö)	62,825		2,762	-	(0.5%)	(4,685)
Omega Healthcare Investors, Inc. (Ñ)(ö)	87,692		2,718
Paramount Group, Inc. (ö)	169,886		2,616		Net Assets - 100.0%	894,517
Pennsylvania Real Estate Investment
Trust(Ñ)(ö)	40,567		446
Physicians Realty Trust(ö)	109,351		1,743
Prologis, Inc. (ö)	230,104		15,115
Public Storage(ö)	24,877		5,644
QTS Realty Trust, Inc. Class A(ö)	16,758		662
Rayonier, Inc. (ö)	47,150		1,824
Realty Income Corp. (ö)	163,455		8,793
Regency Centers Corp. (ö)	157,124		9,755
Retail Properties of America, Inc. Class
A(ö)	220,378		2,817
Rexford Industrial Realty, Inc. (ö)	150,091		4,711
RLJ Lodging Trust(ö)	50,081		1,105
Ryman Hospitality Properties, Inc. (ö)	47,244		3,928
Sabra Health Care REIT, Inc. (ö)	178,207		3,872
Simon Property Group, Inc. (ö)	255,141		43,423
SL Green Realty Corp. (ö)	162,279		16,315
STORE Capital Corp. (ö)	159,405		4,368
Sun Communities, Inc. (ö)	55,386		5,421
Sunstone Hotel Investors, Inc. (ö)	354,019		5,883
Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	3,102		73
Taubman Centers, Inc. (ö)	5,681		333
UDR, Inc. (ö)	215,534		8,091
Urban Edge Properties(ö)	16,673		381
Ventas, Inc. (ö)	78,790		4,487
VEREIT, Inc. (ö)	587,354		4,370
VICI Properties, Inc. (ö)	108,923		2,249
Vornado Realty Trust(ö)	204,718		15,134
Washington Prime Group, Inc. (ö)	22,106		179
Weingarten Realty Investors(ö)	166,682		5,135
Welltower, Inc. (ö)	284,309		17,822
Weyerhaeuser Co. (ö)	6,020		219
			459,594

Total Common Stocks
(cost $776,356)			875,318

Short-Term Investments - 1.5%
United States - 1.5%
U. S. Cash Management Fund(@)	13,678,992	(8)	13,680
Total Short-Term Investments
(cost $13,680)			13,680

Other Securities - 1.1%
U. S. Cash Collateral Fund(×)(@)	10,204,064	(8)	10,204
Total Other Securities

See accompanying notes which are an integral part of the financial statements.

116 Global Real Estate Securities Fund

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Schedule of Investments, continued — June 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.8%
BGP Holdings PLC	08/06/09	EUR	926,311	—	—	—
Global One Real Estate Investment Corp.	09/23/16	JPY	3,468	896.60	3,109	3,493
Global One Real Estate Investment Corp.	11/18/16	JPY	757	887.87	672	763
LXB Retail Properties PLC	05/28/14	GBP	338,848	2.03	688	99
PRS REIT PLC (The)	05/31/17	GBP	826,659	1.40	1,155	1,140
PRS REIT PLC (The)	07/17/17	GBP	110,821	1.39	154	153
VGP NV	10/25/17	EUR	6,386	66.10	422	464
VGP NV	11/21/17	EUR	815	67.61	55	59
XYMAX REIT Investment Corp.	02/27/18	JPY	733	1,064.57	780	761
XYMAX REIT Investment Corp.	03/20/18	JPY	171	1,062.86	182	178
						7,110
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow U. S. Real Estate Index Futures	274	USD	8,763	09/18	229
FTSE/EPRA Europe Index Futures	124	EUR	2,755	09/18	(7)
Hang Seng Index Futures	8	HKD	11,490	07/18	—
MSCI Singapore IX ETS Index Futures	16	SGD	586	07/18	(2)
S&P/TSX 60 Index Futures	3	CAD	578	09/18	4
SPI 200 Index Futures	9	AUD	1,383	09/18	11
TOPIX Index Futures	12	JPY	207,660	09/18	(48)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					187

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	19	HKD	147	07/03/18	—
Bank of America	USD	63	HKD	494	07/03/18	—
Bank of America	USD	120	HKD	945	07/03/18	—
Bank of America	USD	121	HKD	947	07/03/18	—
Bank of America	USD	29	JPY	3,191	07/02/18	—
Bank of America	USD	125	JPY	13,821	07/02/18	(1)
Bank of America	USD	93	JPY	10,277	07/03/18	—
Bank of America	JPY	1,297	USD	12	07/02/18	—
Bank of America	JPY	7,158	USD	65	07/02/18	—
Bank of America	JPY	7,857	USD	71	07/02/18	—
Bank of America	JPY	11,560	USD	105	07/02/18	1
Bank of Montreal	USD	543	AUD	712	09/19/18	(15)
Bank of Montreal	USD	203	CAD	263	09/19/18	(3)
Bank of Montreal	USD	1,759	EUR	1,480	09/19/18	(20)
Bank of Montreal	USD	961	HKD	7,527	09/19/18	—
Bank of Montreal	USD	1,178	JPY	128,664	09/19/18	(10)
Bank of Montreal	USD	272	SGD	363	09/19/18	(6)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 117

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	179	HKD	1,405	07/03/18	—
Brown Brothers Harriman	USD	195	HKD	1,530	07/03/18	—
Brown Brothers Harriman	EUR	88	USD	103	07/03/18	—
Brown Brothers Harriman	EUR	160	USD	187	09/19/18	—
Brown Brothers Harriman	EUR	200	USD	234	09/19/18	(2)
Brown Brothers Harriman	HKD	3,060	USD	390	09/19/18	—
Brown Brothers Harriman	JPY	6,574	USD	59	07/05/18	—
Brown Brothers Harriman	JPY	17,140	USD	156	09/19/18	1
Brown Brothers Harriman	JPY	35,740	USD	325	09/19/18	1
Brown Brothers Harriman	SGD	120	USD	89	09/19/18	1
Merrill Lynch	SGD	735	USD	538	07/02/18	(2)
Royal Bank of Canada	USD	542	AUD	712	09/19/18	(15)
Royal Bank of Canada	USD	203	CAD	263	09/19/18	(3)
Royal Bank of Canada	USD	63	EUR	55	07/02/18	1
Royal Bank of Canada	USD	63	EUR	55	07/02/18	1
Royal Bank of Canada	USD	64	EUR	55	07/02/18	1
Royal Bank of Canada	USD	1,757	EUR	1,480	09/19/18	(20)
Royal Bank of Canada	USD	961	HKD	7,527	09/19/18	—
Royal Bank of Canada	USD	1,177	JPY	128,664	09/19/18	(8)
Royal Bank of Canada	USD	272	SGD	363	09/19/18	(6)
State Street	USD	126	EUR	109	07/02/18	1
State Street	USD	85	HKD	670	07/03/18	—
State Street	USD	121	HKD	950	07/03/18	—
State Street	AUD	150	USD	112	09/19/18	1
State Street	CAD	—	USD	—	07/03/18	—
State Street	EUR	—	USD	1	07/02/18	—
State Street	EUR	470	USD	548	07/03/18	(1)
State Street	JPY	7,448	USD	67	07/02/18	—
State Street	JPY	7,903	USD	71	07/02/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(103)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$7	$36,103	$—	$—	$36,110	4.0
Austria	—	1,415	—	—	1,415	0.2
Belgium	—	1,545	—	—	1,545	0.2
Brazil	2,512	—	—	—	2,512	0.3
Canada	20,172	—	—	—	20,172	2.2
China	—	2,543	—	—	2,543	0.3
Finland	—	467	—	—	467	—*
France	16,037	20,480	—	—	36,517	4.1
Germany	—	32,631	—	—	32,631	3.6

See accompanying notes which are an integral part of the financial statements.

118 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Hong Kong	—	97,127	—	—	97,127	10.9
Ireland	—	2,685	—	—	2,685	0.3
Japan	—	81,921	—	—	81,921	9.2
Netherlands	939	2,355	—	—	3,294	0.4
Norway	—	2,937	—	—	2,937	0.3
Singapore	—	5,167	—	—	5,167	0.6
Spain	—	14,176	—	—	14,176	1.6
Sweden	—	5,691	—	—	5,691	0.6
Switzerland	—	2,707	—	—	2,707	0.3
United Kingdom	99	66,008	—	—	66,107	7.4
United States	459,594	—	—	—	459,594	51.4
Short-Term Investments	—	—	—	13,680	13,680	1.5
Other Securities	—	—	—	10,204	10,204	1	. 1
Total Investments	499,360	375,958	—	23,884	899,202	100.5
Other Assets and Liabilities, Net						(0.5)
						100.0

Other Financial Instruments
Assets
Futures Contracts	244	—	—	—	244	—*
Foreign Currency Exchange Contracts	4	5	—	—	9	—*
A
Liabilities
Futures Contracts	(57)	—	—	—	(57)	(—)*
Foreign Currency Exchange Contracts	(4)	(108)	—	—	(112)	(—)*
Total Other Financial Instruments**	$187	$(103)	$—	$—	$84

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	328,489
Healthcare	40,857
Industrial	42,521
Lodging/Resorts	33,620
Manufactured Homes	15,050

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 119

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Office	115,097
Regional Malls	50,010
Residential	110,951
Retail	11,831
Self Storage	35,561
Shopping Centers	88,198
Specialized REITs	3,133
Short-Term Investments	13,680
Other Securities	10,204
Total Investments	899,202

See accompanying notes which are an integral part of the financial statements.

120 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$9
Variation margin on futures contracts*	244	—
Total	$244	$9

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts *	$57	$—
Unrealized depreciation on foreign currency exchange contracts	—	112
Total	$57	$112
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(179)	$—
Foreign currency exchange contracts	—	22
Total	$(179)	$22

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$76	$—
Foreign currency exchange contracts	—	(178)
Total	$76	$(178)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 121

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$9,827	$—	$9,827
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	9	—	9
Futures Contracts	Variation margin on futures contracts	853	—	853
Total Financial and Derivative Assets		10,689	—	10,689
Financial and Derivative Assets not subject to a netting agreement		(859)	—	(859)
Total Financial and Derivative Assets subject to a netting agreement		$9,830	$—	$9,830

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$176	$—	$176	$—
Brown Brothers Harriman	2	2	—	—
Citigroup	1,360	—	1,360	—
Goldman Sachs	567	—	567	—
Merrill Lynch	6,068	—	6,068	—
State Street	1	—	—	1
UBS	1,656	—	1,656	—
Total	$9,830	$2	$9,827	$1

See accompanying notes which are an integral part of the financial statements.

122 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$4	$—	$4
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	112	—	112
Total Financial and Derivative Liabilities		116	—	116
Financial and Derivative Liabilities not subject to a netting agreement		(8)	—	(8)
Total Financial and Derivative Liabilities subject to a netting agreement		$108	$—	$108

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$56	$—	$—	$56
Brown Brothers Harriman	2	2	—	—
Royal Bank of Canada	50	—	—	50
Total	$108	$2	$—	$106

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 123

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$800,240
Investments, at fair value(*)(>)	899,202
Foreign currency holdings(^)	2,849
Unrealized appreciation on foreign currency exchange contracts	9
Receivables:
Dividends and interest	3,899
Dividends from affiliated funds	26
Investments sold	9,154
Fund shares sold	86
Foreign capital gains taxes recoverable	219
From broker(a)	85
Variation margin on futures contracts	853
Prepaid expenses	5
Total assets	916,387

Liabilities
Payables:
Investments purchased	10,628
Fund shares redeemed	127
Accrued fees to affiliates	629
Other accrued expenses	166
Variation margin on futures contracts	4
Unrealized depreciation on foreign currency exchange contracts	112
Payable upon return of securities loaned	10,204
Total liabilities	21,870

Net Assets	$894,517

See accompanying notes which are an integral part of the financial statements.

124 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(18,479)
Accumulated net realized gain (loss)	(8,136)
Unrealized appreciation (depreciation) on:
Investments	98,961
Investments in affiliated funds	1
Futures contracts	187
Foreign currency exchange contracts	(103)
Foreign currency-related transactions	(46)
Shares of beneficial interest	611
Additional paid-in capital	821,521
Net Assets	$894,517

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$14.63
Net assets	$894,516,985
Shares outstanding ($. 01 par value)	61,133,013
Amounts in thousands
(^) Foreign currency holdings - cost	$2,881
(*) Securities on loan included in investments	$9,827
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$23,884

(a) Receivable from Broker for Futures	$85
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 125

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$18,045
Dividends from affiliated funds	128
Securities lending income (net)	87
Less foreign taxes withheld	(1,204)
Total investment income	17,056

Expenses
Advisory fees	3,484
Administrative fees	218
Custodian fees	168
Transfer agent fees	19
Professional fees	47
Trustees’ fees	16
Printing fees	53
Miscellaneous	11
Total expenses	4,016
Net investment income (loss)	13,040

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,935
Investments in affiliated funds	3
Futures contracts	(179)
Foreign currency exchange contracts	22
Foreign currency-related transactions	(59)
Net realized gain (loss)	5,722
Net change in unrealized appreciation (depreciation) on:
Investments	(14,675)
Investments in affiliated funds	1
Futures contracts	76
Foreign currency exchange contracts	(178)
Foreign currency-related transactions	(57)
Net change in unrealized appreciation (depreciation)	(14,833)
Net realized and unrealized gain (loss)	(9,111)
Net Increase (Decrease) in Net Assets from Operations	$3,929

See accompanying notes which are an integral part of the financial statements.

126 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,040	$17,690
Net realized gain (loss)	5,722	29,177
Net change in unrealized appreciation (depreciation)	(14,833)	47,887
Net increase (decrease) in net assets from operations	3,929	94,754

Distributions
From net investment income	(14,032)	(31,188)
From net realized gain	(408)	(16,441)
Net decrease in net assets from distributions	(14,440)	(47,629)

Share Transactions*
Net increase (decrease) in net assets from share transactions	5,574	51,511
Total Net Increase (Decrease) in Net Assets	(4,937)	98,636

Net Assets
Beginning of period	899,454	800,818
End of period	$894,517	$899,454
Undistributed (overdistributed) net investment income included in net assets	$(18,479)	$(17,487)

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	1,068	$15,237	2,324	$33,928
Proceeds from reinvestment of distributions	1,030	14,440	3,266	47,629
Payments for shares redeemed	(1,680)	(24,103)	(2,058)	(30,046)
Total increase (decrease)	418	$5,574	3,532	$51,510

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 127

Russell Investment Funds
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net	Return of
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2018(1)	14.81	. 21	(. 15)	. 06	(. 23)	(. 01)	—
December 31, 2017	14.00	. 29	1.34	1.63	(. 54)	(. 28)	—
December 31, 2016	14.71	. 31	. 13	. 44	(. 57)	(. 46)	(. 12)
December 31, 2015	15.63	. 29	(. 25)	. 04	(. 25)	(. 71)	—
December 31, 2014	14.68	. 28	1.89	2.17	(. 52)	(. 70)	—
December 31, 2013	15.37	. 31	. 24	. 55	(. 63)	(. 61)	—

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 128

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(e)	Net Assets(e)	Turnover Rate(d)
(. 24)	14.63	. 46	894,517	. 92	. 92	2.99	40
(. 82)	14.81	11.80	899,454	. 92	. 92	2.09	84
(1.15)	14.00	3.02	800,818	. 94	. 94	2.06	91
(. 96)	14.71	. 25	778,091	. 93	. 93	1.86	64
(1.22)	15.63	14.75	777,376	. 95	. 95	1.76	64
(1.24)	14.68	3.70	658,413	. 93	. 93	1.97	72

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129

Russell Investment Funds
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$586,788
Administration fees	36,674
Transfer agent fees	3,227
Trustee fees	1,896
$628,585

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$10,496	$82,134	$82,426	$—	$—	$10,204	$94	$—
U. S. Cash Management Fund	15,820	97,203	99,348	3	2	13,680	128	—
	$26,316	$179,337	$181,774	$3	$2	$23,884	$222	$—

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$840,505,600
Unrealized Appreciation	$66,874,493
Unrealized Depreciation	(8,094,353)
Net Unrealized Appreciation (Depreciation)	$58,780,140

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

130 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2018 (Unaudited)

Footnotes:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security. See Note 7.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(Å) Illiquid and restricted security. See Note 7.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1) Weekly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind

Notes to Schedules of Investments 131

Russell Investment Funds

Notes to Schedules of Investments, continued — June 30, 2018 (Unaudited)

PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

132 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedules of Investments 133

Russell Investment Funds

Notes to Financial Highlights — June 30, 2018 (Unaudited)

(1) For the period ended June 30, 2018 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(g) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
U. S. Strategic Equity Fund	0.01%
U. S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.05%

134 Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2018 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements 135

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

136 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap Rate (“OIS”) and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers between Levels 1, 2, and 3 for the period ended June 30, 2018.

The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing became available. The amount transferred was $1,300,182.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event

Notes to Financial Statements 137

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2015 through December 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

138 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	U. S. Strategic Equity, U. S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually	Mid-December	International Developed Markets Fund

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The International Developed Markets and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The International Developed Markets and Global Real Estate Securities
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2018. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital

Notes to Financial Statements 139

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations. For the period ended June 30, 2018, none of the funds had capital gains and repatriation taxes included in net realized gain (loss) on investments in the Statements of Operations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

140 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2018	June 30, 2018
International Developed Markets Fund	$129,142,830	$104,314,002
Strategic Bond Fund	209,542,881	268,378,272
Global Real Estate Securities Fund	12,929,374	14,423,538
	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2018	June 30, 2018
International Developed Markets Fund	$128,904,989	$103,498,657
Strategic Bond Fund	209,328,160	269,868,967
Global Real Estate Securities Fund	12,863,477	14,289,100

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended June 30, 2018, the Strategic Bond Fund purchased or sold options primarily for return enhancement and hedging.

The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

Notes to Financial Statements 141

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

	Notional of Options Contracts Outstanding
Funds	March 31, 2018	June 30, 2018
Strategic Bond Fund	$17,738,500	$19,305,000

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2018	June 30, 2018
U. S. Strategic Equity Fund	$9,118,350	$13,880,160
U. S. Small Cap Equity Fund	2,985,840	1,070,875
International Developed Markets Fund	98,131,089	97,149,688
Strategic Bond Fund	737,707,675	793,981,992
Global Real Estate Securities Fund	17,023,222	17,213,484

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a
142 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and

Notes to Financial Statements 143

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended June 30, 2018, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional
	Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018
Strategic Bond Fund	$11,160,000	$12,700,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant
144 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended June 30, 2018, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	March 31, 2018	June 30, 2018
Strategic Bond Fund	$32,200,014	$45,892,459

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

The Strategic Bond Fund’s total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

For the period ended June 30, 2018, there were no total return swaps held in the Funds.

Currency Swaps
Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended June 30, 2018, the Funds did not enter into currency swap agreements.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Notes to Financial Statements 145

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2018, the Strategic Bond Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations,

146 Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher

Notes to Financial Statements 147

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from

148 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of June 30, 2018, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

Notes to Financial Statements 149

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

3. Investment Transactions

Securities
During the period ended June 30, 2018, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
U. S. Strategic Equity Fund	$558,541,815	$566,778,361
U. S. Small Cap Equity Fund	81,739,081	87,388,680
International Developed Markets Fund	158,707,684	150,339,073
Strategic Bond Fund	389,842,550	330,809,907
Global Real Estate Securities Fund	359,285,318	349,797,093

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
cx

	Purchases	Sales
Strategic Bond Fund	$834,245,521	$860,267,135

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2018, the Funds had invested
$97,968,586 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $29,030,485 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

150 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

	Annual Rate
Funds	Adviser (%)	Administrator (%)
U. S. Strategic Equity Fund	0.73	Up to 0.05
U. S. Small Cap Equity Fund	0.90	Up to 0.05
International Developed Markets Fund	0.90	Up to 0.05
Strategic Bond Fund	0.55	Up to 0.05
Global Real Estate Securities Fund	0.80	Up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2018:
	Advisory	Administrative
U. S. Strategic Equity Fund	$1,660,015	$113,699
U. S. Small Cap Equity Fund	1,132,495	62,917
International Developed Markets Fund	1,917,494	106,527
Strategic Bond Fund	2,438,643	221,695
Global Real Estate Securities Fund	3,484,211	217,763

There were no advisory fee waivers for the Funds during the period.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2018 were as follows:

Amount
U. S. Strategic Equity Fund	$10,006
U. S. Small Cap Equity Fund	5,537
International Developed Markets Fund	9,374
Strategic Bond Fund	19,509
Global Real Estate Securities Fund	19,163

Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment

Notes to Financial Statements 151

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the During the period ended June 30, 2018, the Funds did not engage in purchases and sales of securities pursuant to Rule
17a -7 of the Investment Company Act.

Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 32 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended June 30, 2018, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$884,750.
5. Federal Income Taxes
At December 31, 2017, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

				No Expiration
Funds	12/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Strategic Bond Fund	$—	$—	$—	$4,638,689	$2,747,409	$7,386,098

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
6. Record Ownership
At June 30, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
U. S. Strategic Equity Fund	2	86.1
U. S. Small Cap Equity Fund	2	71.8
International Developed Markets Fund	2	70.9
Strategic Bond Fund	1	70.3
Global Real Estate Securities Fund	2	91.3

7. Illiquid and Restricted Securities
No more than 15% of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days'
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

152 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund's Schedule of Investments for a list of securities that have been footnoted as a restricted security or as an illiquid and restricted security.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended June 30, 2018, there were no unfunded loan commitments held by the Fund.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures except the following:

On July 2, 2018, the Board declared dividends payable from net investment income. Dividends were paid on July 5, 2018, to shareholders of record effective with the opening of business on July 3, 2018.

Notes to Financial Statements 153

Russell Investment Funds

Affiliated Brokerage Transactions — June 30, 2018 (Unaudited)

As stated in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended June 30, 2018 were as follows:

Fund Name	Amount
U. S. Strategic Equity Fund	$55,142
U. S. Small Cap Equity Fund	13,567
International Developed Markets Fund	16,370
Strategic Bond Fund	—
Global Real Estate Securities Fund	39,643

154 Affiliated Brokerage Transactions

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement — (Unaudited)

Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with RIM (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the
“portfolio management contracts and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The RIM Agreement was approved by the Board on December 16, 2015 (the “Approval Date”)
and subsequently approved by the respective shareholders of each Fund and it became effective on June 1, 2016 for an initial period of two years. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 21, 2018 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’
shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information (the “Third-Party Information”)
received from an independent, nationally recognized provider of investment company information comparing the performance of the
Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM in the case of the custom peer comparisons to be generally comparable to the Funds. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIM, which changes were noted in the Third-Party Information. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s
“Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the
Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money
Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 24, 2018 (the “Agreement Information Review Meeting,”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with the
Chief Executive Officer of Russell Investments (as defined below); met in an executive session with a representative of TA Associates
(as defined below); and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Agreement Evaluation Information. The Board met by conference telephone call in a private session with the Chief Executive Officer of Russell Investments on May 7, 2018 to review and discuss additional Agreement Evaluation
Information regarding organizational developments and plans. The additional Agreement Evaluation Information requested in the
April 24, 2018 meeting was received on May 8, 2018 and May 15, 2018. On May 15, 2018, the Independent Trustees met by
conference telephone call in private session with Independent Counsel to review the additional Agreement Evaluation Information. On
May 15, 2018, following the aforementioned conference call, the Board Chair met telephonically with representatives of management to request additional or revised Agreement Evaluation Information. The additional or revised Agreement Evaluation Information requested by the Board Chair on her May 15, 2018 conference call with representatives of management was received on May 18, 2018.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement

Basis for Approval of Investment Advisory Agreement 155

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and
RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated
Money Managers for the Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or (3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-
discretionary services than discretionary services.

The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Managers, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Fund generally have been allocated among RIM and the multiple Money Manager strategies selected by RIM, subject to Board approval, for that Fund. RIM manages the investment of each Fund’s cash and also may manage directly any portion of each Fund’s assets that RIM determines not to allocate to the Money Manager strategies and portions of a Fund during transitions between Money Managers. The Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/
or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. In the case of non-
discretionary Money Manager assignments, RIM itself manages portions of a Fund based upon model portfolios provided by the non-discretionary Money Managers. In the case of non-discretionary Money Manager assignments for equity funds, RIM implements model equity portfolios through an “enhanced portfolio implementation,” or “emulation,” process designed to reduce trades and lower turnover, and provide more flexibility to manage tax impacts of trades. In all cases, Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided to Funds under the RIM Agreement.

RIM is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIM itself. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIM (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the assets allocated to it and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by each Money Manager with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers on a discretionary or non-discretionary basis, and allocating assets among the Money Managers or their strategies and RIM in a manner designed to achieve the investment objectives of the Fund. The Agreement Evaluation Information noted the broad array of investment

156 Basis for Approval of Investment Advisory Agreement

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

management services provided to the Funds by RIM compared to the relatively narrow portfolio management services provided to the
Funds by Money Managers. RIM has advised the Board that while its portfolio construction process is “investment led,” it establishes a reasonable Money Manager fee target (“Fee Target”) for each Fund to provide a cost framework for portfolio construction. RIM in the
Agreement Evaluation Information advised the Board that Money Manager fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the
Board that it uses a number of tools in the portfolio construction process to meet a Fund’s objective taking into account the Fee Target including the selection of Money Managers, allocation of assets among Money Managers, allocation of assets to itself, Money Manager fee negotiations and guideline customization. RIM has advised the Board that Fee Targets for particular Funds may be adjusted (higher or lower) from time to time.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection role of these Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any
Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;

2. The advisory fee paid by the Fund to RIM (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays the fees for Money Managers of such Fund out of its Advisory Fee;

3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;

4. Information provided by RIM as to expenses incurred by the Fund;

5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and

6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM the impact on the Funds of changes in RIM’s senior management and other personnel providing investment management and other services to the Funds since the Approval Date and changes, and proposed changes, to the operational and data infrastructure supporting the services provided by RIM to the Funds and the impact of delays and challenges that have been experienced in implementing such changes on the Funds. The Board was not advised of any diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds resulting or expected to result from such changes. The Board also discussed with the Chief Compliance
Officer of the Funds (the “CCO”) whether personnel and other resources made available to her are adequate for the maintenance of the Funds’ compliance program and the impact of organizational changes on the compliance programs of the Funds and RIM. The
Board received assurances from the CCO that organizational and other changes since the Approval Date have not resulted in any diminution in the scope and quality of the Funds’ compliance programs, although the CCO had previously noted her concerns as to the effectiveness of some aspects of the compliance program in connection with the portions of Funds that are managed directly by
RIM and other new and more complex investment products and investment strategies. She and RIM senior management have advised the Board that measures, including the aforementioned operational and data infrastructure changes, are in process that should better accommodate these new and more complex investment products and strategies.

Basis for Approval of Investment Advisory Agreement 157

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”).
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement
Information Review Meeting, the Board met in executive session with a representative of TA Associates to discuss the status of its indirect investment in RIM. The Board was not advised of any change in TA Associates’ plans regarding its ownership interest in
Russell Investments.

As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, the actual allocation of Fund assets among Money Managers and
RIM being determined from time to time by the RIM portfolio manager. The nature and scope of RIM’s direct management of Fund assets has evolved over the past several years. RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess
Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIM’s Direct Management Services generally are not intended to be a primary driver of Funds’
investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. The Board has been advised that RIM intends to continue to expand its Direct Management Services. In connection with this expansion, RIM expects that a larger portion of certain
Funds will be managed directly by RIM pursuant to the Direct Management Services. The Board considered that RIM is not required to pay investment advisory fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM may incur additional costs in providing Direct Management Services. Such increased profits ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. RIM advised the Board that, while its portfolio construction process is “investment led,” allocations, or increased allocations, of Fund assets to Direct Management
Services, together with Money Manager selection, allocations among Money Managers, renegotiation of Money Manager fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money
Manager fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The
Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. The Board, however, also considered information provided by
RIM as to the potential benefits of the Direct Management Services to Funds; and the fact that the aggregate Advisory Fees paid by the
Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
RIM also noted in the Agreement Evaluation Information that it is implementing a more concentrated pool of Money Managers eligible for selection for Funds with the primary objective of achieving higher conviction in the Funds’ Money Manager lineups. RIM, however, will also benefit from this initiative in the form of potential Money Manager fee savings and increased internal efficiencies. The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds.

In evaluating the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation
Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective
Comparable Funds in pursuing their investment objectives.

158 Basis for Approval of Investment Advisory Agreement

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a
Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the RIF
U.S. Strategic Equity Fund, RIF U.S. Small Cap Equity Fund, RIF International Developed Markets Fund and RIF Strategic Bond
Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. The Advisory Fee for the RIF
Global Real Estate Securities Fund ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.

RIM also advised the Board that although its profitability generally and from its relationships with the Funds improved in 2017, its pre-tax “margins” in providing investment advisory services to the Funds remain near the bottom compared to the margins of public management company peers. RIM expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board has engaged, and continues to engage in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.

The Board considered that the actual Advisory Fee for the RIF Strategic Bond Fund was less than 5 basis points from the third quintile of its Expense Universe. The Board further considered RIM’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.
Among other things, RIM noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the insurance contracts and their underlying funds. The Board considered that the total expenses for each
Fund except the RIF International Developed Markets Fund were ranked in the third quintile of its Expense Universe, and the total expenses for the RIF International Developed Markets Fund were within 2 basis points of the third quintile of its Expense Universe.
The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable Funds’ investment advisory fees.

Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by a few insurance companies.
The Funds are primarily available through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). At the Agreement Evaluation Meeting, RIM expressed its belief that Northwestern Mutual intends to continue to make the Funds available to its Insurance Contract Holders. However, the Board received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM has advised the Board that, while it is assessing other potential opportunities, it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near term. Notwithstanding this expectation, RIM expressed its belief that the Funds will remain viable in the near term. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.

The Board also considered that, since the Approval Date, RIM has renegotiated fees with certain Money Managers; changed certain
Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money Managers for each Fund; and increased its allocations to direct management of various Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the Funds contemplated by the RIM Agreement. The

Basis for Approval of Investment Advisory Agreement 159

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

Board also considered that any resulting benefit of the decrease in Money Manager fees paid by RIM in respect of a Fund accrues to
RIM, rather than such Fund. The Board also considered that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund.

The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIM also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIF International Developed
Markets Fund ranked in the fourth quintile of its Expense Universe. The total expenses for each of the other Funds ranked in the third quintile of its Expense Universe. With respect to the RIF International Developed Markets Fund, the Board considered that the Fund’s total expenses were within 2 basis points of the third quintile of the Fund’s Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of many of the aforementioned Funds, a significant factor in the
Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Comparable Funds.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Evaluation Meetings by RIM, the Board, in respect of each
Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition of the Expense Universe and investment strategies of its respective Comparable Funds and in light of other factors discussed above, (1)
the Advisory Fee charged by RIM, was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Funds; (2) except as noted above, the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its
Comparable Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation
Information were not considered to be excessive; (4) RIM’s profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders and other factors associated with the manager-of-
managers structure employed by the Fund, including the variability of Money Manager investment advisory fees.

The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with continuation of the RIM Agreement. The Board noted RIM’s advice that a key objective of the strategies pursued on behalf of the Fund’s is an improvement in the consistency of their returns over time relative to Comparable Funds that are not multi-manager. In assessing the performance of Funds, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2017 as most relevant but also considered Fund performance for the 1- and
5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM since the Approval Date to enhance the performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.

With respect to the RIF U.S. Small Cap Equity Fund, the Third-Party Information showed that the Fund’s performance for the 5-year period ended December 31, 2017 was in the fifth quintile of its Performance Universe, that its performance for the 3-year period ended such date was in the fourth quintile of its Performance Universe, and that its performance for the 1-year period ended such date was in the first quintile of its Performance Universe. In the 3-year period, RIM noted, among other things, that the Fund’s overweight to cyclicals, such as energy, compared to its Comparable Funds detracted from the Fund’s relative performance as that category underperformed. The Board also considered RIM’s explanation that the Fund was tilted towards the bottom-end of the capitalization

160 Basis for Approval of Investment Advisory Agreement

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

opportunity set relative to its Performance Universe, which detracted from small cap performance as small cap stocks outperformed micro-cap stocks.

With respect to the RIF Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2017. RIM noted that the Fund’s underperformance relative to its Performance Universe was primary attributable to differences in strategies employed by
Performance Universe constituents. For example, the Performance Universe included funds that are a blend of high-yield, mortgage-
backed securities, developed emerging markets credit default swaps and currency futures and forwards. Among other things, other
Performance Universe funds held longer maturity bonds which outperformed in rallies and underperformed in sell offs. RIM noted that the Fund outperformed its benchmark in the 3-year period.

The Third-Party Information also showed that the performance of the RIF International Developed Markets Fund and the RIF Global
Real Estate Securities Fund was ranked in the first quintile of their respective Performance Universes for the 3-year period ended
December 31, 2017, and the performance of the RIF US Strategic Equity Fund was ranked in the second quintile of its Performance
Universe for the 3-year period ended such date.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIM’s expressed belief that the use of multi-
manager strategies generally results in lower volatility and lower tracking error. The Board also considered the Money Manager changes that have been made since the Approval Date and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management
Services, which continue to evolve in nature and scope, was not yet fully reflected in the Fund’s investment results. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Evaluation Meetings and prior Board meetings that may be employed by RIM in respect of certain Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund that continuation of the
RIM Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of the RIM
Agreement.

At the Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with Money
Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money
Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money
Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a Money Manager may execute trades. The Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange
Commission and by the Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO may from time to time request that money managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions.

RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in

Basis for Approval of Investment Advisory Agreement 161

Russell Investment Funds

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Fund;
and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend termination of certain Money Managers to the Board at the May 22, 2018 meeting.

Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

* * *

In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Approval of Money Manager Contracts
Prior and subsequent to the Agreement Evaluation Meeting, the Board received the following proposals from RIM: (i) at a meeting held on February 27, 2018, to approve a new portfolio management contract for an existing Money Manager of the International Developed
Markets Fund; and (ii) at a meeting held on May 22, 2018, to approve a new portfolio management contract for an existing Money
Manager of the International Developed Markets Fund, to approve a new portfolio management contract for an existing Money Manager of the U.S. Strategic Equity Fund and to effect Money Manager changes for the U.S. Strategic Equity Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the
Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the
Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the
Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their December 2015 meeting and the Agreement Evaluation Meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

162 Basis for Approval of Investment Advisory Agreement

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iii) also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public Reference
Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling
1-202-551-8090.

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information 163

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has
9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms.
Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, President,
		until successor	Russell Investments Fund Services,
		is chosen and	LLC (“RIFUS”)
		qualified by	• Director, RIM.
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

164 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lean Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Regent, University of Washington		utilities)
			• President, Kristianne Gates Blake,		• Until May
			P. S. (accounting services)		2017, Director
			• Until June 2014, Director, Ecova		Avista Corp
			(total energy and sustainability		(electric
			management)		Utilities)
			• Until December 2013, Trustee		• Until June
			and Chairman of the Operations		2014,
			Committee, Principal Investors Funds		Director,
			and Principal Variable Contracts		Ecova (total
			Funds (investment company)		energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 165

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

* Each Trustee is subject to mandatory retirement at age 75.

166 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 167

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101

168 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Adviser, Money Managers and Service Providers — June 30, 2018 (Unaudited)

Interested Trustee	Independent Registered
Mark Spina	PricewaterhouseCoopers LLP
Independent Trustees	1420 5th Avenue, Suite 2800
Thaddas L. Alston	Seattle, WA 98101
Kristianne Blake	Money Mangers
Cheryl Burgermeister	U. S. Strategic Equity Fund
Katherine W. Krysty	Brandywine Global Investment Management, LLC,
Raymond P. Tennison, Jr.	Philadelphia, PA
Jack R. Thompson	HS Management Partners, LLC, New York, NY
Trustee Emeritus	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
George F. Russell, Jr.	Suffolk Capital Management, LLC, New York, NY
Officers	U. S. Small Cap Equity Fund
Mark Spina, President and Chief Executive Officer	Ancora Advisors, LLC, Cleveland, OH
Mark E. Swanson, Treasurer, Chief Accounting Officer and	Copeland Capital Management, LLC, Conshohocken, PA
Chief Financial Officer	DePrince, Race & Zollo, Inc. , Winter Park, FL
Cheryl Wichers, Chief Compliance Officer	Falcon Point Capital, LLC, San Francisco, CA
Jeffrey T. Hussey, Chief Investment Officer	Penn Capital Management Company, Inc. , Philadelphia, PA
Mary Beth R. Albaneze, Secretary	Snow Capital Management, L. P. , Sewickley, PA
Adviser	Timpani Capital Management LLC, Milwaukee, WI
Russell Investment Management, LLC	International Developed Markets Fund
1301 Second Avenue	GQG Partners LLC, Fort Lauderdale, FL
Seattle, WA 98101	Janus Capital Management LLC, Denver, CO and Perkins
Administrator and Transfer and Dividend Disbursing	Investment Management LLC, Chicago, IL
Numeric Investors LLC, Boston, MA
Agent	Pzena Investment Management, LLC, New York, NY
Russell Investments Fund Services, LLC	Wellington Management Company LLP, Boston, MA
1301 Second Avenue
Seattle, WA 98101	Strategic Bond Fund
Colchester Global Investors Limited, London, England
Custodian	Insight Investment International Limited, London, United
State Street Bank and Trust Company	Kingdom
1 Heritage Drive	Logan Circle Partners, L. P. , Philadelphia, PA
North Quincy, MA 02171	Schroder Investment Management North America Inc. , New
Office of Shareholder Inquiries	York, NY
1301 Second Avenue	Scout Investments, Inc. , Kansas City, MO
Seattle, WA 98101	Western Asset Management Company, Pasadena, CA and
(800) 787-7354	Western Asset Management Company Limited, London,
Legal Counsel	United Kingdom
Dechert LLP	Global Real Estate Securities Fund
One International Place, 40th Floor	Cohen & Steers Capital Management, Inc. , New York, NY
100 Oliver Street	Cohen & Steers UK Limited London, United Kingdom and
Boston, MA 02110	Cohen & Steers Asia Limited, Hong Kong, China
Distributor	Morgan Stanley Investment Management Inc. , New York, NY
Russell Investments Financial Services, LLC	Morgan Stanley Investment Management Limited, New
1301 Second Avenue	York, NY and Morgan Stanley Investment Management
Seattle, WA 98101	Company, New York, NY
RREEF America L. L. C. , Chicago, IL, Deutsche Investments
Australia Limited, Sydney NSW, Australia,
Deutsch Alternatives Asset Management (Global) Limited,
London, United Kingdom

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers 169

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

Russell Investments

2018 SEMI-ANNUAL REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2018

FUND

Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2018 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$990.80	$1,024.10
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.69	$0.70
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.14%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.7%
Alternative - 5.9%
RIC Commodity Strategies Fund Class Y		545,951		3,133
RIC Global Infrastructure Fund Class Y		166,725		1,851
RIF Global Real Estate Securities Fund		99,634		1,458
				6,442

Domestic Equities - 9.1%
RIC U. S. Defensive Equity Fund Class Y		1,201		63
RIC U. S. Dynamic Equity Fund Class Y		25,621		238
RIF U. S. Small Cap Equity Fund		496,257		8,054
RIF U. S. Strategic Equity Fund		92,746		1,693
				10,048

Fixed Income - 48.3%
RIC Global Opportunistic Credit Fund Class Y		724,936		6,872
RIC Investment Grade Bond Fund Class Y		638,981		13,265
RIC Unconstrained Total Return Fund Class Y		891,569		8,907
RIF Strategic Bond Fund		2,370,761		23,969
				53,013

International Equities - 18.2%
RIC Emerging Markets Fund Class Y		325,528		6,384
RIC Global Equity Fund Class Y		691,513		7,488
RIF International Developed Markets Fund		499,333		6,142
				20,014

Multi-Asset - 14.2%
RIC Multi-Strategy Income Fund Class Y		1,555,127		15,613

Total Investments in Affiliated Funds
(cost $99,386)				105,130

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Sep 2018 2,725.00 Call (32)	USD	8,720	(ÿ)	227
Total Options Purchased
(cost $279)				227

Total Investments 95.9%
(identified cost $99,665)				105,357

Other Assets and Liabilities, Net - 4.1%				4,490
Net Assets - 100.0%				109,847

See accompanying notes which are an integral part of the financial statements.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	5	EUR	552	07/18	(14)
CAC40 Euro Index Futures	33	EUR	1,756	07/18	(52)
DAX Index Futures	4	EUR	1,231	09/18	(61)
Dow U. S. Real Estate Index Futures	35	USD	1,119	09/18	29
EURO STOXX 50 Index Futures	32	EUR	1,085	09/18	(19)
FTSE/MIB Index Futures	3	EUR	324	09/18	5
IBEX 35 Index Futures	5	EUR	480	07/18	(12)
MSCI EAFE Mini Index Futures	13	USD	1,271	09/18	(37)
OMXS30 Index Futures	24	SEK	3,746	07/18	(1)
Russell 1000 E-Mini Index Futures	4	USD	302	09/18	(6)
S&P 400 E-Mini Index Futures	1	USD	196	09/18	(4)
S&P 500 E-Mini Index Futures	19	USD	2,586	09/18	(53)
S&P/TSX 60 Index Futures	4	CAD	771	09/18	6
TOPIX Index Futures	13	JPY	224,964	09/18	(48)
Short Positions
FTSE 100 Index Futures	6	GBP	456	09/18	4
MSCI Emerging Markets Mini Index Futures	2	USD	106	09/18	3
NASDAQ 100 E-Mini Index Futures	12	USD	1,696	09/18	27
Russell 2000 E-Mini Index Futures	54	USD	4,449	09/18	76
S&P 500 E-Mini Index Futures	27	USD	3,674	09/18	78
S&P Financial Select Sector Index Futures	25	USD	2,046	09/18	107
SPI 200 Index Futures	1	AUD	154	09/18	(1)
United States 2 Year Treasury Note Futures	8	USD	1,695	09/18	(1)
United States 5 Year Treasury Note Futures	25	USD	2,840	09/18	(12)
United States 10 Year Treasury Note Futures	8	USD	962	09/18	(9)
United States Long Bond Futures	2	USD	290	09/18	(6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	62,579	40.75	USD	63	09/28/18	—
S&P 500 Index	Goldman Sachs	Put	11	2,250.00	USD	2,475	09/28/18	(11)
Total Liability for Options Written (premiums received $89) (å)								(11)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	240	AUD	315	09/19/18	(7)
Bank of Montreal	USD	381	CAD	494	09/19/18	(5)
Bank of Montreal	USD	362	JPY	39,503	09/19/18	(3)
Bank of Montreal	USD	28	MXN	575	09/19/18	1
Bank of Montreal	CHF	118	USD	121	09/19/18	1
Bank of Montreal	EUR	11	USD	13	09/19/18	—
Bank of Montreal	GBP	241	USD	323	09/19/18	5
Bank of Montreal	HKD	415	USD	53	09/19/18	—
Bank of Montreal	SEK	432	USD	50	09/19/18	2
Bank of Montreal	SGD	26	USD	19	09/19/18	—
Bank of Montreal	ZAR	250	USD	19	09/19/18	1
Citibank	USD	21	RUB	1,340	09/19/18	—

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	240	AUD	315	09/19/18	(6)
Royal Bank of Canada	USD	381	CAD	494	09/19/18	(5)
Royal Bank of Canada	USD	361	JPY	39,503	09/19/18	(3)
Royal Bank of Canada	USD	28	MXN	575	09/19/18	1
Royal Bank of Canada	CHF	118	USD	121	09/19/18	1
Royal Bank of Canada	EUR	11	USD	13	09/19/18	—
Royal Bank of Canada	GBP	241	USD	323	09/19/18	4
Royal Bank of Canada	HKD	415	USD	53	09/19/18	—
Royal Bank of Canada	SEK	432	USD	50	09/19/18	2
Royal Bank of Canada	SGD	26	USD	19	09/19/18	—
Royal Bank of Canada	ZAR	250	USD	19	09/19/18	1
State Street	USD	1,074	CNY	6,920	09/19/18	(35)
State Street	INR	8,140	USD	119	09/19/18	2
State Street	KRW	349,910	USD	326	09/19/18	11
State Street	TWD	9,520	USD	322	09/19/18	8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(24)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	11,206	3 Month LIBOR + 0.900%(2)	09/19/18	—	244	244
Total Open Total Return Swap Contracts (å)						—	244	244

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	2,200	(1.000%)(2)	06/20/23	46	42	88
CDX Investment Grade
Index	Bank of America	Purchase	USD	8,900	(1.000%)(2)	06/20/23	(166)	32	(134)
CDX NA High Yield Index	Bank of America	Sell	USD	3,600	5.000%(2)	06/20/23	219	(7)	212
Total Open Credit Indices Contracts (å)							99	67	166

See accompanying notes which are an integral part of the financial statements.

6 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$105,130	$—	$—	$—	$105,130	95.7
Options Purchased	227	—	—	—	227	0.2
Total Investments	105,357	—	—	—	105,357	95.9
Other Assets and Liabilities, Net						4.1
						100.0
Other Financial Instruments
Assets
Futures Contracts	335	—	—	—	335	0.3
Foreign Currency Exchange Contracts	—	40	—	—	40	— *
Total Return Swap Contracts	—	244	—	—	244	0.2
Credit Default Swap Contracts	—	300	—	—	300	0.3

Liabilities
Futures Contracts	(336)	—	—	—	(336)	(0.3)
Options Written	(11)	—	—	—	(11)	(—)*
Foreign Currency Exchange Contracts	—	(64)	—	—	(64)	(0.1)
Credit Default Swap Contracts	—	(134)	—	—	(134)	(0.1)
Total Other Financial Instruments**	$(12)	$386	$—	$—	$374

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 7

Russell Investment Funds
Moderate Strategy Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$227	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	40	—
Variation margin on futures contracts**	335	—	—	—
Total return swap contracts, at fair value	244	—	—	—
Credit default swap contracts, at fair value	—	300	—	—
Total	$806	$300	$40	$—

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$308	$—	$—	$28
Unrealized depreciation on foreign currency exchange contracts	—	—	64	—
Options written, at fair value	11	—	—	—
Credit default swap contracts, at fair value	—	134	—	—
Total	$319	$134	$64	$28
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$271	$—	$—	$—
Futures contracts	(462)	—	—	185
Total return swap contracts	(409)	—	—	—
Credit default swap contracts	—	(115)	—	—
Foreign currency exchange contracts	—	—	(150)	—
Total	$(600)	$(115)	$(150)	$185

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(126)	$—	$—	$—
Futures contracts	222	—	—	(56)
Options written	78	—	—	—
Total return swap contracts	258	—	—	—
Credit default swap contracts	—	188	—	—
Foreign currency exchange contracts	—	—	37	—
Total	$432	$188	$37	$(56)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$227	$—	$227
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	40	—	40
Futures Contracts	Variation margin on futures contracts	1,616	—	1,616
Total Return Swap Contracts	Total return swap contracts, at fair value	244	—	244
Credit Default Swap Contracts	Credit default swap contracts, at fair value	300	—	300
Total Financial and Derivative Assets	2,427	—	2,427
Financial and Derivative Assets not subject to a netting agreement	(2,143)	—	(2,143)
Total Financial and Derivative Assets subject to a netting agreement	$284	$—	$284

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$10	$10	$—	$—
Barclays	244	—	—	244
Royal Bank of Canada	9	9	—	—
State Street	21	21	—	—
Total	$284	$40	$—	$244

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 9

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$183	$—	$183
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	64	—	64
Options Written Contracts	Options written, at fair value	11	—	11
Credit Default Swap Contracts	Credit default swap contracts, at fair value	134	—	134
Total Financial and Derivative Liabilities	392	—	392
Financial and Derivative Liabilities not subject to a netting agreement	(327)	—	(327)
Total Financial and Derivative Liabilities subject to a netting agreement	$65	$—	$65

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$15	$10	$—	$5
Royal Bank of Canada	14	9	—	5
State Street	36	21	—	15
Total	$65	$40	$—	$25

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$99,665
Investments, at fair value(>)	105,357
Cash	162,736
Unrealized appreciation on foreign currency exchange contracts	40
Receivables:
Investments sold	1
From broker(a)(b)	9,092
Variation margin on futures contracts	1,616
Prepaid expenses	1
Total return swap contracts, at fair value(8)	244
Credit default swap contracts, at fair value(+)	300
Total assets	279,387

Liabilities
Payables:
Due to broker (c)(d)(e)	169,100
Fund shares redeemed	1
Accrued fees to affiliates	5
Other accrued expenses	42
Variation margin on futures contracts	183
Unrealized depreciation on foreign currency exchange contracts	64
Options written, at fair value(x)	11
Credit default swap contracts, at fair value(+)	134
Total liabilities	169,540

Net Assets	$109,847

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 11

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$268
Accumulated net realized gain (loss)	(1,151)
Unrealized appreciation (depreciation) on:
Investments	(52)
Investments in affiliated funds	5,744
Futures contracts	(1)
Options written	78
Foreign currency exchange contracts	(24)
Total return swap contracts	244
Credit default swap contracts	67
Foreign currency-related transactions	(14)
Shares of beneficial interest	110
Additional paid-in capital	104,578
Net Assets	$109,847

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.03
Net assets	$109,846,563
Shares outstanding ($. 01 par value)	10,955,135
Amounts in thousands
(x) Premiums received on options written	$89
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$99
(>) Investments in affiliated funds	$105,130

(a) Receivable from Broker for Swaps	$8,406
(b) Receivable from Broker for Options	$686
(c) Due to Broker for Futures	$101
(d) Due to Broker for Swaps	$8,571
(e) Due to Broker for Options	$160,428
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$827

Expenses
Advisory fees	112
Administrative fees	24
Custodian fees	17
Transfer agent fees	2
Professional fees	18
Trustees’ fees	2
Printing fees	11
Miscellaneous	4
Expenses before reductions	190
Expense reductions	(112)
Net expenses	78
Net investment income (loss)	749

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	271
Investments in affiliated funds	339
Futures contracts	(277)
Foreign currency exchange contracts	(150)
Total return swap contracts	(409)
Credit default swap contracts	(115)
Capital gain distributions from affiliated funds	670
Net realized gain (loss)	329
Net change in unrealized appreciation (depreciation) on:
Investments	(126)
Investments in affiliated funds	(2,676)
Futures contracts	166
Options written	78
Foreign currency exchange contracts	37
Total return swap contracts	258
Credit default swap contracts	188
Foreign currency-related transactions	(14)
Net change in unrealized appreciation (depreciation)	(2,089)
Net realized and unrealized gain (loss)	(1,760)
Net Increase (Decrease) in Net Assets from Operations	$(1,011)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 13

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$749	$2,831
Net realized gain (loss)	329	1,837
Net change in unrealized appreciation (depreciation)	(2,089)	5,609
Net increase (decrease) in net assets from operations	(1,011)	10,277

Distributions
From net investment income	(896)	(2,453)
From net realized gain	(948)	(1,332)
Net decrease in net assets from distributions	(1,844)	(3,785)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,204)	782
Total Net Increase (Decrease) in Net Assets	(5,059)	7,274

Net Assets
Beginning of period	114,906	107,632
End of period	$109,847	$114,906
Undistributed (overdistributed) net investment income included in net assets	$268	$415

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	375	$3,837	1,027	$10,475
Proceeds from reinvestment of distributions	182	1,844	377	3,785
Payments for shares redeemed	(772)	(7,885)	(1,337)	(13,478)
Total increase (decrease)	(215)	$(2,204)	67	$782

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018(1)	10.29	. 07	(. 16)	(. 09)	(. 08)	(. 09)
December 31, 2017	9.69	. 25	. 70	. 95	(. 23)	(. 12)
December 31, 2016	9.78	. 31	. 43	. 74	(. 38)	(. 45)
December 31, 2015	10.45	. 26	(. 43)	(. 17)	(. 25)	(. 25)
December 31, 2014	10.41	. 31	. 19	. 50	(. 30)	(. 16)
December 31, 2013	10.10	. 18	. 50	. 68	(. 18)	(. 19)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 16

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 17)	10.03	(. 92)	109,847	. 34	. 14	. 66	13
(. 35)	10.29	9.88	114,906	. 35	. 13	2.57	20
(. 83)	9.69	7.75	107,632	. 33	. 11	3.17	38
(. 50)	9.78	(1.71)	108,045	. 32	. 11	2.57	29
(. 46)	10.45	4.85	114,918	. 35	. 10	2.89	18
(. 37)	10.41	6.79	103,093	. 35	. 10	1.69	18

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17

Russell Investment Funds
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Administration fees	$3,865
Transfer agent fees	400
Trustee fees	273
$4,538

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$3,517	$9	$406	$(249)	$262	$3,133	$—	$—
RIC Global Infrastructure Fund	3,308	65	1,485	105	(142)	1,851	2	—
RIF Global Real Estate Securities
Fund	157	1,423	105	(2)	(15)	1,458	24	1
RIC U. S. Defensive Equity Fund	67	2	8	—	2	63	—	—
RIC U. S. Dynamic Equity Fund	256	10	33	—	5	238	1	—
RIF U. S. Small Cap Equity Fund	8,620	909	1,424	11	(62)	8,054	154	457
RIF U. S. Strategic Equity Fund	1,815	127	229	6	(26)	1,693	23	40
RIC Global Opportunistic Credit
Fund	14,102	696	7,697	300	(529)	6,872	102	—
RIC Investment Grade Bond Fund	13,856	552	765	(15)	(363)	13,265	118	—
RIC Unconstrained Total Return
Fund	5,690	3,805	633	(1)	46	8,907	101	—
RIF Strategic Bond Fund	25,021	923	1,342	(25)	(608)	23,969	139	—
RIC Emerging Markets Fund	7,378	341	872	145	(608)	6,384	—	—
RIC Global Equity Fund	7,721	519	792	18	22	7,488	—	—
RIF International Developed Markets
Fund	6,741	381	596	39	(423)	6,142	35	172
RIC Multi-Strategy Income Fund	13,646	4,315	2,118	7	(237)	15,613	128	—
	$111,895	$14,077	$18,505	$339	$(2,676)	$105,130	$827	$670

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$101,193,993
Unrealized Appreciation	$5,688,436
Unrealized Depreciation	(1,076,503)
Net Unrealized Appreciation (Depreciation)	$4,611,933

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

18 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$994.20	$1,024.10
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.69	$0.70
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.14%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Balanced Strategy Fund 19

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.1%
Alternative - 6.7%
RIC Commodity Strategies Fund Class Y		1,553,143		8,916
RIC Global Infrastructure Fund Class Y		485,985		5,394
RIF Global Real Estate Securities Fund		316,229		4,626
				18,936

Domestic Equities - 9.5%
RIC U. S. Defensive Equity Fund Class Y		101,283		5,291
RIC U. S. Dynamic Equity Fund Class Y		219,221		2,037
RIF U. S. Small Cap Equity Fund		963,814		15,642
RIF U. S. Strategic Equity Fund		220,806		4,030
				27,000

Fixed Income - 33.2%
RIC Global Opportunistic Credit Fund Class Y		1,154,745		10,947
RIC Unconstrained Total Return Fund Class Y		1,955,274		19,533
RIF Strategic Bond Fund		6,331,260		64,009
				94,489

International Equities - 36.9%
RIC Emerging Markets Fund Class Y		1,050,760		20,605
RIC Global Equity Fund Class Y		4,632,363		50,169
RIF International Developed Markets Fund		2,799,840		34,438
				105,212

Multi-Asset - 7.8%
RIC Multi-Strategy Income Fund Class Y		2,208,281		22,171

Total Investments in Affiliated Funds
(cost $240,745)				267,808

Options Purchased - 0.8%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Sep 2018 2,725.00 Call (324)	USD	88,290	(ÿ)	2,297
Total Options Purchased
(cost $2,825)				2,297

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		9,707	(8)	10
Total Short-Term Investments
(cost $10)				10

Total Investments 94.9%
(identified cost $243,580)				270,115

Other Assets and Liabilities, Net - 5.1%				14,553
Net Assets - 100.0%				284,668

See accompanying notes which are an integral part of the financial statements.

20 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	16	EUR	1,765	07/18	(46)
CAC40 Euro Index Futures	101	EUR	5,374	07/18	(158)
DAX Index Futures	14	EUR	4,308	09/18	(213)
Dow U. S. Real Estate Index Futures	162	USD	5,181	09/18	136
EURO STOXX 50 Index Futures	96	EUR	3,255	09/18	(56)
FTSE/MIB Index Futures	11	EUR	1,186	09/18	18
IBEX 35 Index Futures	16	EUR	1,536	07/18	(40)
OMXS 30 Index Futures	74	SEK	11,551	07/18	(2)
S&P/TSX 60 Index Futures	2	CAD	385	09/18	3
TOPIX Index Futures	47	JPY	813,336	09/18	(171)
Short Positions
FTSE 100 Index Futures	46	GBP	3,497	09/18	27
Hang Seng Index Futures	1	HKD	1,436	07/18	—
MSCI Emerging Markets Mini Index Futures	10	USD	532	09/18	16
MSCI Singapore Index Futures	1	SGD	37	07/18	—
NASDAQ 100 E-Mini Index Futures	43	USD	6,078	09/18	102
Russell 1000 E-Mini Index Futures	7	USD	529	09/18	10
S&P 400 E-Mini Index Futures	5	USD	978	09/18	24
S&P 500 E-Mini Index Futures	118	USD	16,057	09/18	327
S&P Financial Select Sector Index Futures	48	USD	3,929	09/18	206
United States 2 Year Treasury Note Futures	11	USD	2,330	09/18	(1)
United States 5 Year Treasury Note Futures	38	USD	4,317	09/18	(19)
United States 10 Year Treasury Note Futures	18	USD	2,163	09/18	(20)
United States Long Bond Futures	2	USD	290	09/18	(6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					137

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	604,933	40.75	USD	605	09/28/18	—
S&P 500 Index	Goldman Sachs	Put	108	2,250.00	USD	24,300	09/28/18	(104)
Total Liability for Options Written (premiums received $864) (å)								(104)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	384	CAD	498	09/19/18	(5)
Bank of Montreal	USD	172	CHF	168	09/19/18	(1)
Bank of Montreal	USD	396	JPY	43,270	09/19/18	(3)
Bank of Montreal	USD	20	MXN	415	09/19/18	1
Bank of Montreal	USD	173	NOK	1,388	09/19/18	(2)
Bank of Montreal	AUD	682	USD	520	09/19/18	15
Bank of Montreal	EUR	1,717	USD	2,041	09/19/18	23
Bank of Montreal	GBP	877	USD	1,179	09/19/18	17
Bank of Montreal	HKD	1,124	USD	143	09/19/18	—
Bank of Montreal	SEK	464	USD	54	09/19/18	2
Bank of Montreal	SGD	230	USD	172	09/19/18	4
Bank of Montreal	TRY	440	USD	93	09/19/18	1
Bank of Montreal	ZAR	53	USD	4	09/19/18	—
Citibank	USD	30	RUB	1,880	09/19/18	—

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 21

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
Commonwealth Bank of Australia			USD	384	CAD	498	09/19/18		(5)
Commonwealth Bank of Australia			USD	172	CHF	168	09/19/18		(1)
Commonwealth Bank of Australia			USD	396	JPY	43,270	09/19/18		(3)
Commonwealth Bank of Australia			USD	20	MXN	415	09/19/18		1
Commonwealth Bank of Australia			USD	174	NOK	1,388	09/19/18		(3)
Commonwealth Bank of Australia			AUD	682	USD	520	09/19/18		15
Commonwealth Bank of Australia			EUR	1,717	USD	2,039	09/19/18		21
Commonwealth Bank of Australia			GBP	877	USD	1,179	09/19/18		18
Commonwealth Bank of Australia			HKD	1,124	USD	143	09/19/18		—
Commonwealth Bank of Australia			SEK	464	USD	54	09/19/18		2
Commonwealth Bank of Australia			SGD	230	USD	172	09/19/18		4
Commonwealth Bank of Australia			TRY	440	USD	94	09/19/18		1
Commonwealth Bank of Australia			ZAR	53	USD	4	09/19/18		—
Royal Bank of Canada			USD	384	CAD	498	09/19/18		(5)
Royal Bank of Canada			USD	172	CHF	168	09/19/18		(1)
Royal Bank of Canada			USD	396	JPY	43,270	09/19/18		(3)
Royal Bank of Canada			USD	20	MXN	415	09/19/18		1
Royal Bank of Canada			USD	173	NOK	1,388	09/19/18		(2)
Royal Bank of Canada			AUD	682	USD	519	09/19/18		14
Royal Bank of Canada			EUR	1,717	USD	2,038	09/19/18		21
Royal Bank of Canada			GBP	877	USD	1,177	09/19/18		16
Royal Bank of Canada			HKD	1,124	USD	143	09/19/18		—
Royal Bank of Canada			SEK	464	USD	54	09/19/18		2
Royal Bank of Canada			SGD	230	USD	172	09/19/18		4
Royal Bank of Canada			TRY	440	USD	94	09/19/18		1
Royal Bank of Canada			ZAR	53	USD	4	09/19/18		—
State Street			USD	2,394	CNY	15,430	09/19/18		(77)
State Street			BRL	5,310	USD	1,411	09/19/18		52
State Street			INR	49,110	USD	720	09/19/18		10
State Street		KRW		1,695,470	USD	1,581	09/19/18		55
State Street		TWD		28,550	USD	965	09/19/18		23
Westpac			USD	384	CAD	498	09/19/18		(5)
Westpac			USD	172	CHF	168	09/19/18		(1)
Westpac			USD	396	JPY	43,270	09/19/18		(3)
Westpac			USD	20	MXN	415	09/19/18		1
Westpac			USD	173	NOK	1,388	09/19/18		(2)
Westpac			AUD	682	USD	519	09/19/18		14
Westpac			EUR	1,717	USD	2,039	09/19/18		21
Westpac			GBP	877	USD	1,178	09/19/18		17
Westpac			HKD	1,124	USD	143	09/19/18		—
Westpac			SEK	464	USD	54	09/19/18		2
Westpac			SGD	230	USD	172	09/19/18		4
Westpac			TRY	440	USD	93	09/19/18		1
Westpac			ZAR	53	USD	4	09/19/18		—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									262

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	45,530	3 Month LIBOR + 0.900%(2)		09/19/18	—	991	991
Total Open Total Return Swap Contracts (å)							—	991	991

See accompanying notes which are an integral part of the financial statements.

22 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,300	(1.000%)(2)	06/20/23	89	82	171
CDX Investment Grade
Index	Bank of America	Purchase	USD	16,800	(1.000%)(2)	06/20/23	(315)	61	(254)

CDX NA High Yield Index	Bank of America	Sell	USD	8,000	5.000%(2)	06/20/23	488	(16)	472
Total Open Credit Indices Contracts (å)							262	127	389

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$267,808	$—	$—	$—	$267,808	94.1
Options Purchased	2,297	—	—	—	2,297	0.8
Short-Term Investments	—	—	—	10	10	—*
Total Investments	270,105	—	—	10	270,115	94.9
Other Assets and Liabilities, Net						5.1
						100.0
Other Financial Instruments
Assets
Futures Contracts	869	—	—	—	869	0.3
Foreign Currency Exchange Contracts	—	384	—	—	384	0.1
Total Return Swap Contracts	—	991	—	—	991	0.3
Credit Default Swap Contracts	—	643	—	—	643	0.2

Liabilities
Futures Contracts	(732)	—	—	—	(732)	(0.3)
Options Written	(104)	—	—	—	(104)	(—)*
Foreign Currency Exchange Contracts	—	(122)	—	—	(122)	(—)*
Credit Default Swap Contracts	—	(254)	—	—	(254)	(0.1)
Total Other Financial Instruments**	$33	$1,642	$—	$—	$1,675

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 23

Russell Investment Funds
Balanced Strategy Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$2,297	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	384	—
Variation margin on futures contracts**	869	—	—	—
Total return swap contracts, at fair value	991	—	—	—
Credit default swap contracts, at fair value	—	643	—	—
Total	$4,157	$643	$384	$—

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$686	$—	$—	$46
Unrealized depreciation on foreign currency exchange contracts	—	—	122	—
Options written, at fair value	104	—	—	—
Credit default swap contracts, at fair value	—	254	—	—
Total	$790	$254	$122	$46
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$1,151	$—	$—	$—
Futures contracts	(1,488)	—	—	277
Total return swap contracts	(1,656)	—	—	—
Credit default swap contracts	—	(128)	—	—
Foreign currency exchange contracts	—	—	36	—
Total	$(1,993)	$(128)	$36	$277

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(828)	$—	$—	$—
Futures contracts	744	—	—	(2)
Options written	760	—	—	—
Total return swap contracts	1,046	—	—	—
Credit default swap contracts	—	278	—	—
Foreign currency exchange contracts	—	—	693	—
Total	$1,722	$278	$693	$(2)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

24 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$2,297	$—	$2,297
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	384	—	384
Futures Contracts	Variation margin on futures contracts	2,872	—	2,872
Total Return Swap Contracts	Total return swap contracts, at fair value	991	—	991
Credit Default Swap Contracts	Credit default swap contracts, at fair value	643	—	643
Total Financial and Derivative Assets	7,187	—	7,187
Financial and Derivative Assets not subject to a netting agreement	(5,812)	—	(5,812)
Total Financial and Derivative Assets subject to a netting agreement	$1,375	$—	$1,375

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$64	$12	$—	$52
Barclays	991	—	—	991
Commonwealth Bank of Australia	62	12	—	50
Royal Bank of Canada	59	11	—	48
State Street	138	75	—	63
Westpac	61	12	—	49
Total	$1,375	$122	$—	$1,253

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 25

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$63	$—	$63
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	122	—	122
Options Written Contracts	Options written, at fair value	104	—	104
Credit Default Swap Contracts	Credit default swap contracts, at fair value	254	—	254
Total Financial and Derivative Liabilities	543	—	543
Financial and Derivative Liabilities not subject to a netting agreement	(421)	—	(421)
Total Financial and Derivative Liabilities subject to a netting agreement	$122	$—	$122

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$12	$12	$—	$—
Commonwealth Bank of Australia	12	12	—	—
Royal Bank of Canada	11	11	—	—
State Street	75	75	—	—
Westpac	12	12	—	—
Total	$122	$122	$—	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$243,580
Investments, at fair value(>)	270,115
Cash	10,216
Unrealized appreciation on foreign currency exchange contracts	384
Receivables:
Investments sold	265
From broker(a)(b)(c)	21,009
Variation margin on futures contracts	2,872
Prepaid expenses	2
Total return swap contracts, at fair value(8)	991
Credit default swap contracts, at fair value(+)	643
Total assets	306,497

Liabilities
Payables:
Due to broker (d)(e)(f)	20,940
Fund shares redeemed	264
Accrued fees to affiliates	22
Other accrued expenses	60
Variation margin on futures contracts	63
Unrealized depreciation on foreign currency exchange contracts	122
Options written, at fair value(x)	104
Credit default swap contracts, at fair value(+)	254
Total liabilities	21,829

Net Assets	$284,668

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 27

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,211
Accumulated net realized gain (loss)	(7,174)
Unrealized appreciation (depreciation) on:
Investments	(528)
Investments in affiliated funds	27,063
Futures contracts	137
Options written	760
Foreign currency exchange contracts	262
Total return swap contracts	991
Credit default swap contracts	127
Foreign currency-related transactions	(28)
Shares of beneficial interest	291
Additional paid-in capital	261,556
Net Assets	$284,668

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.78
Net assets	$284,667,537
Shares outstanding ($. 01 par value)	29,110,064
Amounts in thousands
(x) Premiums received on options written	$864
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$262
(>) Investments in affiliated funds	$267,818

(a) Receivable from Broker for Futures	$700
(b) Receivable from Broker for Swaps	$18,894
(c) Receivable from Broker for Options	$1,415
(d) Due to Broker for Futures	$86
(e) Due to Broker for Swaps	$18,291
(f) Due to Broker for Options	$2,563
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$1,602

Expenses
Advisory fees	290
Administrative fees	62
Custodian fees	20
Transfer agent fees	6
Professional fees	21
Trustees’ fees	5
Printing fees	24
Miscellaneous	5
Expenses before reductions	433
Expense reductions	(230)
Net expenses	203
Net investment income (loss)	1,399

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,151
Investments in affiliated funds	(27)
Futures contracts	(1,211)
Foreign currency exchange contracts	36
Total return swap contracts	(1,656)
Credit default swap contracts	(128)
Foreign currency-related transactions	1
Capital gain distributions from affiliated funds	1,944
Net realized gain (loss)	110
Net change in unrealized appreciation (depreciation) on:
Investments	(828)
Investments in affiliated funds	(5,893)
Futures contracts	742
Options written	760
Foreign currency exchange contracts	693
Total return swap contracts	1,046
Credit default swap contracts	278
Foreign currency-related transactions	(28)
Net change in unrealized appreciation (depreciation)	(3,230)
Net realized and unrealized gain (loss)	(3,120)
Net Increase (Decrease) in Net Assets from Operations	$(1,721)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 29

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,399	$7,987
Net realized gain (loss)	110	15,411
Net change in unrealized appreciation (depreciation)	(3,230)	9,546
Net increase (decrease) in net assets from operations	(1,721)	32,944

Distributions
From net investment income	(1,548)	(6,805)
From net realized gain	(8,086)	(13,379)
Net decrease in net assets from distributions	(9,634)	(20,184)

Share Transactions*
Net increase (decrease) in net assets from share transactions	764	362
Total Net Increase (Decrease) in Net Assets	(10,591)	13,122

Net Assets
Beginning of period	295,259	282,137
End of period	$284,668	$295,259
Undistributed (overdistributed) net investment income included in net assets	$1,211	$1,360

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	454	$4,542	1,004	$10,195
Proceeds from reinvestment of distributions	971	9,633	2,006	20,184
Payments for shares redeemed	(1,341)	(13,411)	(2,951)	(30,017)
Total increase (decrease)	84	$764	59	$362

See accompanying notes which are an integral part of the financial statements.

30 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018(1)	10.17	. 05	(. 10)	(. 05)	(. 06)	(. 28)
December 31, 2017	9.74	. 28	. 87	1.15	(. 25)	(. 47)
December 31, 2016	9.38	. 24	. 60	. 84	(. 32)	(. 16)
December 31, 2015	10.40	. 22	(. 44)	(. 22)	(. 22)	(. 58)
December 31, 2014	10.44	. 31	. 17	. 48	(. 31)	(. 21)
December 31, 2013	9.55	. 21	. 96	1.17	(. 21)	(. 07)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 32

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 34)	9.78	(. 58)	284,668	. 30	. 14	. 48	7
(. 72)	10.17	12.00	295,247	. 31	. 13	2.74	35
(. 48)	9.74	9.05	282,137	. 30	. 11	2.55	19
(. 80)	9.38	(2.30)	288,675	. 29	. 11	2.16	23
(. 52)	10.40	4.61	314,127	. 31	. 10	2.91	22
(. 28)	10.44	12.43	304,103	. 31	. 10	2.09	11

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33

Russell Investment Funds
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$10,050
Administration fees	10,065
Transfer agent fees	1,042
Trustee fees	764
$21,921

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$9,884	$43	$1,040	$(739)	$768	$8,916	$—	$—
RIC Global Infrastructure Fund	5,684	98	217	(9)	(162)	5,394	7	—
RIF Global Real Estate Securities
Fund	4,907	121	340	(11)	(51)	4,626	76	2
RIC U. S. Defensive Equity Fund	5,651	51	514	16	87	5,291	11	—
RIC U. S. Dynamic Equity Fund	2,189	31	220	(1)	38	2,037	5	—
RIF U. S. Small Cap Equity Fund	16,601	1,321	2,168	8	(120)	15,642	292	878
RIF U. S. Strategic Equity Fund	4,324	194	438	9	(59)	4,030	55	94
RIC Global Opportunistic Credit
Fund	23,530	339	12,561	394	(755)	10,947	162	—
RIC Unconstrained Total Return
Fund	20,717	376	1,726	(3)	169	19,533	242	—
RIF Strategic Bond Fund	67,844	1,130	3,276	(61)	(1,628)	64,009	375	—
RIC Emerging Markets Fund	23,969	806	2,667	361	(1,864)	20,605	—	—
RIC Global Equity Fund	53,997	398	4,507	(87)	368	50,169	—	—
RIF International Developed Markets
Fund	37,914	1,654	2,943	93	(2,280)	34,438	195	970
RIC Multi-Strategy Income Fund	11,946	11,791	1,165	3	(404)	22,171	182	—
U. S. Cash Management Fund	10	—	—	—	—	10	—	—
	$289,167	$18,353	$33,782	$(27)	$(5,893)	$267,818	$1,602	$1,944

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$248,185,426
Unrealized Appreciation	$27,081,698
Unrealized Depreciation	(2,667,769)
Net Unrealized Appreciation (Depreciation)	$24,413,929

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

34 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$997.60	$1,024.05
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.74	$0.75
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.15%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Growth Strategy Fund 35

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.8%
Alternative - 7.5%
RIC Commodity Strategies Fund Class Y		1,101,456		6,323
RIC Global Infrastructure Fund Class Y		358,859		3,983
RIF Global Real Estate Securities Fund		397,408		5,814
				16,120

Domestic Equities - 28.2%
RIC U. S. Defensive Equity Fund Class Y		195,234		10,199
RIC U. S. Dynamic Equity Fund Class Y		796,884		7,403
RIF U. S. Small Cap Equity Fund		1,497,087		24,298
RIF U. S. Strategic Equity Fund		1,030,695		18,810
				60,710

Fixed Income - 17.5%
RIC Global Opportunistic Credit Fund Class Y		264,498		2,507
RIC Unconstrained Total Return Fund Class Y		2,450,440		24,480
RIF Strategic Bond Fund		1,061,487		10,732
				37,719

International Equities - 41.6%
RIC Emerging Markets Fund Class Y		818,869		16,058
RIC Global Equity Fund Class Y		3,447,109		37,332
RIF International Developed Markets Fund		2,943,688		36,207
				89,597

Total Investments in Affiliated Funds
(cost $175,290)				204,146

Options Purchased - 0.8%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Sep 2018 2,725.00 Call (247)	USD	67,308	(ÿ)	1,751
Total Options Purchased
(cost $2,154)				1,751

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		18,844	(8)	19
Total Short-Term Investments
(cost $19)				19

Total Investments 95.6%
(identified cost $177,463)				205,916

Other Assets and Liabilities, Net - 4.4%				9,439
Net Assets - 100.0%				215,355

See accompanying notes which are an integral part of the financial statements.

36 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	10	EUR	1,103	07/18	(29)
CAC40 Euro Index Futures	60	EUR	3,192	07/18	(94)
DAX Index Futures	10	EUR	3,077	09/18	(152)
Dow U. S. Real Estate Index Futures	60	USD	1,919	09/18	50
EURO STOXX 50 Index Futures	57	EUR	1,933	09/18	(33)
FTSE/MIB Index Futures	7	EUR	755	09/18	12
IBEX 35 Index Futures	10	EUR	960	07/18	(25)
MSCI EAFE Mini Index Futures	15	USD	1,467	09/18	(43)
MSCI Emerging Markets Mini Index Futures	21	USD	1,116	09/18	(69)
OMXS30 Index Futures	44	SEK	6,868	07/18	(1)
S&P/TSX 60 Index Futures	1	CAD	193	09/18	1
TOPIX Index Futures	38	JPY	657,590	09/18	(139)
United States 2 Year Treasury Note Futures	10	USD	2,118	09/18	1
United States 5 Year Treasury Note Futures	34	USD	3,863	09/18	17
United States 10 Year Treasury Note Futures	79	USD	9,496	09/18	83
United States Long Bond Futures	2	USD	290	09/18	6
Short Positions
FTSE 100 Index Futures	45	GBP	3,421	09/18	26
NASDAQ 100 E-Mini Index Futures	34	USD	4,805	09/18	80
Russell 1000 E-Mini Index Futures	21	USD	1,588	09/18	31
Russell 2000 E-Mini Index Futures	54	USD	4,448	09/18	76
S&P 400 E-Mini Index Futures	12	USD	2,347	09/18	56
S&P 500 E-Mini Index Futures	259	USD	35,245	09/18	679
S&P Financial Select Sector Index Futures	12	USD	982	09/18	51
SPI 200 Index Futures	14	AUD	2,152	09/18	(15)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					569

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	458,915	40.75	USD	459	09/28/18	—
S&P 500 Index	Goldman Sachs	Put	82	2,250.00	USD	18,450	09/28/18	(79)
Total Liability for Options Written (premiums received $656) (å)								(79)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	175	CAD	227	09/19/18	(2)
Bank of Montreal	USD	267	JPY	29,128	09/19/18	(2)
Bank of Montreal	AUD	113	USD	86	09/19/18	2
Bank of Montreal	CHF	388	USD	397	09/19/18	3
Bank of Montreal	EUR	2,462	USD	2,927	09/19/18	34
Bank of Montreal	GBP	1,451	USD	1,950	09/19/18	29
Bank of Montreal	HKD	893	USD	114	09/19/18	—
Bank of Montreal	MXN	760	USD	36	09/19/18	(1)
Bank of Montreal	SEK	620	USD	72	09/19/18	3
Bank of Montreal	SGD	55	USD	41	09/19/18	1
Bank of Montreal	ZAR	133	USD	10	09/19/18	—
Citibank	USD	42	RUB	2,680	09/19/18	—

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 37

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	175	CAD	227	09/19/18	(2)
Commonwealth Bank of Australia	USD	267	JPY	29,128	09/19/18	(2)
Commonwealth Bank of Australia	AUD	113	USD	86	09/19/18	2
Commonwealth Bank of Australia	CHF	388	USD	397	09/19/18	3
Commonwealth Bank of Australia	EUR	2,462	USD	2,924	09/19/18	32
Commonwealth Bank of Australia	GBP	1,451	USD	1,950	09/19/18	29
Commonwealth Bank of Australia	HKD	893	USD	114	09/19/18	—
Commonwealth Bank of Australia	MXN	760	USD	36	09/19/18	(1)
Commonwealth Bank of Australia	SEK	620	USD	72	09/19/18	3
Commonwealth Bank of Australia	SGD	55	USD	41	09/19/18	1
Commonwealth Bank of Australia	ZAR	133	USD	10	09/19/18	—
Royal Bank of Canada	USD	175	CAD	227	09/19/18	(2)
Royal Bank of Canada	USD	266	JPY	29,128	09/19/18	(2)
Royal Bank of Canada	AUD	113	USD	86	09/19/18	2
Royal Bank of Canada	CHF	388	USD	397	09/19/18	3
Royal Bank of Canada	EUR	2,462	USD	2,923	09/19/18	31
Royal Bank of Canada	GBP	1,451	USD	1,948	09/19/18	27
Royal Bank of Canada	HKD	893	USD	114	09/19/18	—
Royal Bank of Canada	MXN	760	USD	36	09/19/18	(1)
Royal Bank of Canada	SEK	620	USD	72	09/19/18	2
Royal Bank of Canada	SGD	55	USD	41	09/19/18	1
Royal Bank of Canada	ZAR	133	USD	10	09/19/18	—
State Street	USD	2,312	CNY	14,900	09/19/18	(75)
State Street	KRW	233,270	USD	218	09/19/18	8
State Street	TWD	28,550	USD	965	09/19/18	23
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						149

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	14,709	3 Month LIBOR + 0.900%(2)	09/19/19	—	320	320
Total Open Total Return Swap Contracts (å)						—	320	320

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	100	1.000%(2)	06/20/23	(2)	(2)	(4)
CDX Investment Grade
Index	Bank of America	Sell	USD	700	1.000%(2)	06/20/23	19	(8)	11
CDX NA High Yield Index	Bank of America	Purchase	USD	6,000	(5.000%)(2)	06/20/23	(365)	11	(354)
Total Open Credit Indices Contracts (å)							(348)	1	(347)

See accompanying notes which are an integral part of the financial statements.

38 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$204,146	$—	$—	$—	$204,146	94.8
Options Purchased	1,751	—	—	—	1,751	0.8
Short-Term Investments	—	—	—	19	19	— *
Total Investments	205,897	—	—	19	205,916	95.6
Other Assets and Liabilities, Net						4.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,169	—	—	—	1,169	0.5
Foreign Currency Exchange Contracts	—	239	—	—	239	0.1
Total Return Swap Contracts	—	320	—	—	320	0.1
Credit Default Swap Contracts	—	11	—	—	11	— *

Liabilities
Futures Contracts	(600)	—	—	—	(600)	(0.3)
Options Written	(79)	—	—	—	(79)	(—)*
Foreign Currency Exchange Contracts	—	(90)	—	—	(90)	(—)*
Credit Default Swap Contracts	—	(358)	—	—	(358)	(0.2)
Total Other Financial Instruments**	$490	$122	$—	$—	$612

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 39

Russell Investment Funds
Growth Strategy Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$1,751	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	239	—
Variation margin on futures contracts**	1,062	—	—	107
Total return swap contracts, at fair value	320	—	—	—
Credit default swap contracts, at fair value	—	11	—	—
Total	$3,133	$11	$239	$107

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$600	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	90	—
Options written, at fair value	79	—	—	—
Credit default swap contracts, at fair value	—	358	—	—
Total	$679	$358	$90	$—
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$398	$—	$—	$—
Futures contracts	(2,601)	—	—	(240)
Total return swap contracts	(535)	—	—	—
Credit default swap contracts	—	(102)	—	—
Foreign currency exchange contracts	—	—	233	—
Total	$(2,738)	$(102)	$233	$(240)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(501)	$—	$—	$—
Futures contracts	867	—	—	146
Options written	577	—	—	—
Total return swap contracts	338	—	—	—
Credit default swap contracts	—	77	—	—
Foreign currency exchange contracts****	—	—	497	—
Total	$1,281	$77	$497	$146

* Fair value of purchased options.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$1,751	$—	$1,751
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	239	—	239
Futures Contracts	Variation margin on futures contracts	1,652	—	1,652
Total Return Swap Contracts	Total return swap contracts, at fair value	320	—	320
Credit Default Swap Contracts	Credit default swap contracts, at fair value	11	—	11
Total Financial and Derivative Assets	3,973	—	3,973
Financial and Derivative Assets not subject to a netting agreement	(3,413)	—	(3,413)
Total Financial and Derivative Assets subject to a netting agreement	$560	$—	$560

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$71	$6	$—	$65
Barclays	320	—	—	320
Commonwealth Bank of Australia	71	6	—	65
Royal Bank of Canada	67	6	—	61
State Street	31	31	—	—
Total	$560	$49	$—	$511

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 41

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross		Net Amounts
			Amounts		of Liabilities
		Gross	Offset in the		Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts	$67		$—	$67
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	90		—	90
Options Written Contracts	Options written, at fair value	79		—	79
Credit Default Swap Contracts	Credit default swap contracts, at fair value	358		—	358
Total Financial and Derivative Liabilities		594		—	594
Financial and Derivative Liabilities not subject to a netting agreement			(503)	—	(503)
Total Financial and Derivative Liabilities subject to a netting agreement		$91		$—	$91

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^		Net Amount
Bank of Montreal	$6	$6	$ —		$—
Commonwealth Bank of Australia	6	6	—		—
Royal Bank of Canada	6	6	—		—
State Street	73	31	—		42
Total	$91	$49	$ —		$42

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

42 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$177,463
Investments, at fair value(>)	205,916
Cash	12,869
Unrealized appreciation on foreign currency exchange contracts	239
Receivables:
Investments sold	19
Fund shares sold	1
From broker(a)(b)(c)	13,079
Variation margin on futures contracts	1,652
Prepaid expenses	1
Total return swap contracts, at fair value(8)	320
Credit default swap contracts, at fair value(+)	11
Total assets	234,107

Liabilities
Payables:
Due to broker (d)(e)	18,069
Fund shares redeemed	20
Accrued fees to affiliates	17
Other accrued expenses	52
Variation margin on futures contracts	67
Unrealized depreciation on foreign currency exchange contracts	90
Options written, at fair value(x)	79
Credit default swap contracts, at fair value(+)	358
Total liabilities	18,752

Net Assets	$215,355

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 43

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,116
Accumulated net realized gain (loss)	(5,296)
Unrealized appreciation (depreciation) on:
Investments	(403)
Investments in affiliated funds	28,856
Futures contracts	569
Options written	577
Foreign currency exchange contracts	149
Total return swap contracts	320
Credit default swap contracts	1
Foreign currency-related transactions	8
Shares of beneficial interest	215
Additional paid-in capital	189,243
Net Assets	$215,355

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.02
Net assets	$215,354,920
Shares outstanding ($. 01 par value)	21,492,669
Amounts in thousands
(x) Premiums received on options written	$656
(+) Credit default swap contracts - premiums paid (received)	$(348)
(>) Investments in affiliated funds	$204,165
(8) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Futures	$2,213
(b) Receivable from Broker for Swaps	$9,966
(c) Receivable from Broker for Options	$900
(d) Due to Broker for Swaps	$9,094
(e) Due to Broker for Options	$8,975
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$1,466
Expenses
Advisory fees	219
Administrative fees	47
Custodian fees	18
Transfer agent fees	5
Professional fees	20
Trustees’ fees	4
Printing fees	18
Miscellaneous	4
Expenses before reductions	335
Expense reductions	(171)
Net expenses	164
Net investment income (loss)	1,302

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	398
Investments in affiliated funds	262
Futures contracts	(2,841)
Foreign currency exchange contracts	233
Total return swap contracts	(535)
Credit default swap contracts	(102)
Foreign currency-related transactions	(3)
Capital gain distributions from affiliated funds	2,851
Net realized gain (loss)	263
Net change in unrealized appreciation (depreciation) on:
Investments	(501)
Investments in affiliated funds	(4,109)
Futures contracts	1,013
Options written	577
Foreign currency exchange contracts	497
Total return swap contracts	338
Credit default swap contracts	77
Foreign currency-related transactions	8
Net change in unrealized appreciation (depreciation)	(2,100)
Net realized and unrealized gain (loss)	(1,837)
Net Increase (Decrease) in Net Assets from Operations	$(535)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 45

Russell Investment Funds
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,302	$7,155
Net realized gain (loss)	263	9,505
Net change in unrealized appreciation (depreciation)	(2,100)	14,182
Net increase (decrease) in net assets from operations	(535)	30,842

Distributions
From net investment income	(592)	(6,529)
From net realized gain .	(8,298)	(4,634)
Net decrease in net assets from distributions	(8,890)	(11,163)

Share Transactions*
Net increase (decrease) in net assets from share transactions	3,945	(4,788)
Total Net Increase (Decrease) in Net Assets	(5,480)	14,891

Net Assets
Beginning of period	220,835	205,944
End of period	$215,355	$220,835
Undistributed (overdistributed) net investment income included in net assets	$1,116	$406

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	405	$4,194	755	$7,645
Proceeds from reinvestment of distributions	871	8,890	1,099	11,163
Payments for shares redeemed	(889)	(9,139)	(2,354)	(23,596)
Total increase (decrease)	387	$3,945	(500)	$(4,788)

See accompanying notes which are an integral part of the financial statements.

46 Growth Strategy Fund

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Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018(1)	10.46	. 06	(. 08)	(. 02)	(. 03)	(. 39)
December 31, 2017	9.53	. 34	1.13	1.47	(. 32)	(. 22)
December 31, 2016	8.94	. 20	. 66	. 86	(. 27)	—(g)
December 31, 2015	10.07	. 17	(. 48)	(. 31)	(. 18)	(. 64)
December 31, 2014	10.23	. 31	. 07	. 38	(. 30)	(. 24)
December 31, 2013	8.97	. 22	1.26	1.48	(. 22)	—

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 48

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 42)	10.02	(. 24)	215,355	. 31	. 15	. 59	9
(. 54)	10.46	15.65	220,835	. 32	. 14	3.37	29
(. 27)	9.53	9.73	205,944	. 30	. 12	2.14	18
(. 82)	8.94	(3.31)	200,116	. 30	. 11	1.78	23
(. 54)	10.07	3.76	208,321	. 32	. 10	2.97	20
(. 22)	10.23	16.56	189,956	. 32	. 10	2.29	12

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 49

Russell Investment Funds
Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Advisory fees	$7,798
Administration fees	7,630
Transfer agent fees	790
Trustee fees	468
$16,686

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$6,835	$45	$575	$(350)	$368	$6,323	$—	$—
RIC Global Infrastructure Fund	6,214	211	2,351	154	(245)	3,983	5	—
RIF Global Real Estate Securities
Fund	5,997	328	440	39	(110)	5,814	96	3
RIC U. S. Defensive Equity Fund	10,693	112	797	26	165	10,199	21	—
RIC U. S. Dynamic Equity Fund	7,843	90	660	(2)	132	7,403	19	—
RIF U. S. Small Cap Equity Fund	25,585	2,043	3,150	(4)	(176)	24,298	470	1,378
RIF U. S. Strategic Equity Fund	19,841	847	1,627	29	(280)	18,810	258	444
RIC Global Opportunistic Credit
Fund	12,662	190	10,297	104	(152)	2,507	41	—
RIC Unconstrained Total Return
Fund	18,247	7,292	1,200	(3)	144	24,480	287	—
RIF Strategic Bond Fund	10,938	392	322	(5)	(271)	10,732	63	—
RIC Emerging Markets Fund	17,109	1,851	1,716	317	(1,503)	16,058	—	—
RIC Global Equity Fund	35,040	4,535	2,358	(73)	188	37,332	—	—
RIF International Developed Markets
Fund	38,786	2,036	2,276	30	(2,369)	36,207	206	1,026
U. S. Cash Management Fund	19	—	—	—	—	19	—	—
	$215,809	$19,972	$27,769	$262	$(4,109)	$204,165	$1,466	$2,851

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$181,025,361
Unrealized Appreciation	$29,665,394
Unrealized Depreciation	(3,514,244)
Net Unrealized Appreciation (Depreciation)	$26,151,150

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

50 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2018 to June 30, 2018.	January 1, 2018	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2018	$1,001.10	$1,024.05
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.74	$0.75
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.15%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Equity Growth Strategy Fund 51

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.2%
Alternative - 6.4%
RIC Commodity Strategies Fund Class Y		277,495		1,593
RIC Global Infrastructure Fund Class Y		106,793		1,185
RIF Global Real Estate Securities Fund		50,324		736
				3,514

Domestic Equities - 31.9%
RIC U. S. Defensive Equity Fund Class Y		74,168		3,875
RIC U. S. Dynamic Equity Fund Class Y		306,181		2,844
RIF U. S. Small Cap Equity Fund		484,102		7,856
RIF U. S. Strategic Equity Fund		169,179		3,088
				17,663

Fixed Income - 8.4%
RIC Global Opportunistic Credit Fund Class Y		46,249		438
RIC Unconstrained Total Return Fund Class Y		421,434		4,211
				4,649

International Equities - 47.5%
RIC Emerging Markets Fund Class Y		282,892		5,548
RIC Global Equity Fund Class Y		1,039,731		11,261
RIF International Developed Markets Fund		769,142		9,460
				26,269

Total Investments in Affiliated Funds
(cost $43,158)				52,095

Options Purchased - 0.8%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Sep 2018 2,725.00 Call (62)	USD	16,895	(ÿ)	439
Total Options Purchased
(cost $541)				439

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		19,655	(8)	20
Total Short-Term Investments
(cost $20)				20

Total Investments 95.0%
(identified cost $43,719)				52,554

Other Assets and Liabilities, Net - 5.0%				2,775
Net Assets - 100.0%				55,329

See accompanying notes which are an integral part of the financial statements.

52 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	441	07/18	(12)
CAC40 Euro Index Futures	21	EUR	1,117	07/18	(33)
DAX Index Futures	4	EUR	1,231	09/18	(61)
Dow U. S. Real Estate Index Futures	66	USD	2,111	09/18	55
EURO STOXX 50 Index Futures	21	EUR	712	09/18	(12)
FTSE/MIB Index Futures	3	EUR	324	09/18	5
IBEX 35 Index Futures	4	EUR	384	07/18	(10)
MSCI EAFE Mini Index Futures	6	USD	587	09/18	(17)
OMXS30 Index Futures	17	SEK	2,654	07/18	—
Russell 1000 E-Mini Index Futures	1	USD	76	09/18	(2)
TOPIX Index Futures	11	JPY	190,354	09/18	(40)
Short Positions
FTSE 100 Index Futures	14	GBP	1,064	09/18	8
MSCI Emerging Markets Mini Index Futures	25	USD	1,329	09/18	41
NASDAQ 100 E-Mini Index Futures	10	USD	1,414	09/18	24
Russell 2000 E-Mini Index Futures	23	USD	1,895	09/18	32
S&P 400 E-Mini Index Futures	1	USD	196	09/18	5
S&P 500 E-Mini Index Futures	51	USD	6,940	09/18	145
S&P Financial Select Sector Index Futures	12	USD	982	09/18	51
SPI 200 Index Futures	6	AUD	922	09/18	(6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					173

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	104,299	40.75	USD	104	09/28/18	—
S&P 500 Index	Goldman Sachs	Put	21	2,250.00	USD	4,725	09/28/18	(20)
Total Liability for Options Written (premiums received $157)(å)								(20)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	337	AUD	443	09/19/18	(10)
Bank of Montreal	USD	175	CAD	227	09/19/18	(2)
Bank of Montreal	USD	347	JPY	37,862	09/19/18	(3)
Bank of Montreal	USD	9	ZAR	115	09/19/18	—
Bank of Montreal	CHF	223	USD	228	09/19/18	2
Bank of Montreal	EUR	882	USD	1,048	09/19/18	13
Bank of Montreal	GBP	420	USD	564	09/19/18	8
Bank of Montreal	HKD	360	USD	46	09/19/18	—
Bank of Montreal	MXN	2,025	USD	97	09/19/18	(4)
Bank of Montreal	SEK	375	USD	44	09/19/18	2
Bank of Montreal	SGD	22	USD	17	09/19/18	—
Citibank	USD	23	RUB	1,490	09/19/18	—
Royal Bank of Canada	USD	337	AUD	443	09/19/18	(9)
Royal Bank of Canada	USD	175	CAD	227	09/19/18	(2)
Royal Bank of Canada	USD	346	JPY	37,862	09/19/18	(2)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 53

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	9	ZAR	115	09/19/18	—
Royal Bank of Canada	CHF	223	USD	228	09/19/18	1
Royal Bank of Canada	EUR	882	USD	1,047	09/19/18	11
Royal Bank of Canada	GBP	420	USD	563	09/19/18	8
Royal Bank of Canada	HKD	360	USD	46	09/19/18	—
Royal Bank of Canada	MXN	2,025	USD	97	09/19/18	(4)
Royal Bank of Canada	SEK	375	USD	44	09/19/18	1
Royal Bank of Canada	SGD	22	USD	17	09/19/18	—
State Street	USD	543	CNY	3,500	09/19/18	(19)
State Street	BRL	980	USD	260	09/19/18	10
State Street	INR	12,940	USD	190	09/19/18	3
State Street	KRW	116,630	USD	109	09/19/18	4
State Street	TWD	9,520	USD	322	09/19/18	8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						16

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	4,202	3 Month LIBOR + 0.900%(2)	09/19/18	—	91	91
Total Open Total Return Swap Contracts (å)						—	91	91

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	100	1.000%(2)	06/20/23	(2)	(2)	(4)
CDX NA High Yield Index	Bank of America	Purchase	USD	1,300	(5.000%)(2)	06/20/23	(79)	2	(77)
Total Open Credit Indices Contracts (å)							(81)	—	(81)

See accompanying notes which are an integral part of the financial statements.

54 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$52,095	$—	$—	$—	$52,095	94.2
Options Purchased	439	—	—	—	439	0.8
Short-Term Investments	—	—	—	20	20	— *
Total Investments	52,534	—	—	20	52,554	95.0
Other Assets and Liabilities, Net						5.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	366	—	—	—	366	0.7
Foreign Currency Exchange Contracts	—	71	—	—	71	0.1
Total Return Swap Contracts	—	91	—	—	91	0.2

Liabilities
Futures Contracts	(193)	—	—	—	(193)	(0.3)
Options Written	(20)	—	—	—	(20)	(— *)
Foreign Currency Exchange Contracts	—	(55)	—	—	(55)	(0.1)
Credit Default Swap Contracts	—	(81)	—	—	(81)	(0.1)
Total Other Financial Instruments**	$153	$26	$—	$—	$179

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 55

Russell Investment Funds
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — June 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$439	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	71
Variation margin on futures contracts**	366	—	—
Total return swap contracts, at fair value	91	—	—
Total	$896	$—	$71

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$193	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	55
Options written, at fair value	20	—	—
Credit default swap contracts, at fair value	—	81	—
Total	$213	$81	$55
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$110	$—	$—
Futures contracts	(609)	—	—
Total return swap contracts	(153)	—	—
Credit default swap contracts	—	(24)	—
Foreign currency exchange contracts	—	—	65
Total	$(652)	$(24)	$65

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(130)	$—	$—
Futures contracts	327	—	—
Options written	137	—	—
Total return swap contracts	96	—	—
Credit default swap contracts	—	23	—
Foreign currency exchange contracts	—	—	70
Total	$430	$23	$70

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

56 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$439	$—	$439
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	71	—	71
Futures Contracts	Variation margin on futures contracts	615	—	615
Total Return Swap Contracts	Total return swap contracts, at fair value	91	—	91
Total Financial and Derivative Assets		1,216	—	1,216
Financial and Derivative Assets not subject to a netting agreement		(1,054)	—	(1,054)
Total Financial and Derivative Assets subject to a netting agreement		$162	$—	$162

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$25	$19	$—	$6
Barclays	91	—	—	91
Royal Bank of Canada	22	18	—	4
State Street	24	19	—	5
Total	$162	$56	$—	$106

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 57

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$39	$—	$39
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	55	—	55
Options Written Contracts	Options written, at fair value	20	—	20
Credit Default Swap Contracts	Credit default swap contracts, at fair value	81	—	81
Total Financial and Derivative Liabilities	195	—	195
Financial and Derivative Liabilities not subject to a netting agreement	(139)	—	(139)
Total Financial and Derivative Liabilities subject to a netting agreement	$56	$—	$56

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$19	$19	$—	$—
Royal Bank of Canada	18	18	—	—
State Street	19	19	—	—
Total	$56	$56	$—	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$43,719
Investments, at fair value(>)	52,554
Cash	23,837
Unrealized appreciation on foreign currency exchange contracts	71
Receivables:
Fund shares sold	17
From affiliates	3
From broker(a)(b)(c)	3,311
Variation margin on futures contracts	615
Total return swap contracts, at fair value(8)	91
Total assets	80,499

Liabilities
Payables:
Due to broker (d)(e)	24,921
Investments purchased	17
Accrued fees to affiliates	2
Other accrued expenses	35
Variation margin on futures contracts	39
Unrealized depreciation on foreign currency exchange contracts	55
Options written, at fair value(x)	20
Credit default swap contracts, at fair value(+)	81
Total liabilities	25,170

Net Assets	$55,329

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 59

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$229
Accumulated net realized gain (loss)	(2,441)
Unrealized appreciation (depreciation) on:
Investments	(102)
Investments in affiliated funds	8,937
Futures contracts	173
Options written	137
Foreign currency exchange contracts	16
Total return swap contracts	91
Foreign currency-related transactions	4
Shares of beneficial interest	58
Additional paid-in capital	48,227
Net Assets	$55,329

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.52
Net assets	$55,328,510
Shares outstanding ($. 01 par value)	5,814,280
Amounts in thousands
(x) Premiums received on options written	$157
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(81)
(>) Investments in affiliated funds	$52,115

(a) Receivable from Broker for Futures	$532
(b) Receivable from Broker for Swaps	$2,579
(c) Receivable from Broker for Options	$200
(d) Due to Broker for Swaps	$2,450
(e) Due to Broker for Options	$22,471
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

60 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$328

Expenses
Advisory fees	56
Administrative fees	12
Custodian fees	16
Transfer agent fees	1
Professional fees	17
Trustees’ fees	1
Printing fees	6
Miscellaneous	5
Expenses before reductions	114
Expense reductions	(72)
Net expenses	42
Net investment income (loss)	286

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	110
Investments in affiliated funds	62
Futures contracts	(609)
Foreign currency exchange contracts	65
Total return swap contracts	(153)
Credit default swap contracts	(24)
Capital gain distributions from affiliated funds	775
Net realized gain (loss)	226
Net change in unrealized appreciation (depreciation) on:
Investments	(130)
Investments in affiliated funds	(1,046)
Futures contracts	327
Options written	137
Foreign currency exchange contracts	70
Total return swap contracts	96
Credit default swap contracts	23
Foreign currency-related transactions	4
Net change in unrealized appreciation (depreciation)	(519)
Net realized and unrealized gain (loss)	(293)
Net Increase (Decrease) in Net Assets from Operations	$(7)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 61

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

			Period
		Ended June 30, 2018		Fiscal Year Ended
Amounts in thousands		(Unaudited)		December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)			$286		$1,940
Net realized gain (loss)			226		3,504
Net change in unrealized appreciation (depreciation)			(519)		3,000
Net increase (decrease) in net assets from operations			(7)		8,444

Distributions
From net investment income			(155)		(1,736)
From net realized gain			(2,402)		(1,007)
Net decrease in net assets from distributions			(2,557)		(2,743)

Share Transactions*
Net increase (decrease) in net assets from share transactions			1,947		2,081
Total Net Increase (Decrease) in Net Assets			(617)		7,782

Net Assets
Beginning of period			55,946		48,164
End of period			$55,329		$55,946
Undistributed (overdistributed) net investment income included in net assets			$229		$98

* Share transaction amounts (in thousands) for the periods ended June 30, 2018 and December 31, 2017 were as follows:
	2018 (Unaudited)			2017
	Shares	Dollars	Shares		Dollars
Proceeds from shares sold	163	$1,586		790	$7,420
Proceeds from reinvestment of distributions	264	2,557		283	2,743
Payments for shares redeemed	(226)	(2,196)	(861)		(8,082)
Total increase (decrease)	201	$1,947		212	$2,081

See accompanying notes which are an integral part of the financial statements.

62 Equity Growth Strategy Fund

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Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2018(1)	9.97	. 05	(. 04)	. 01	(. 03)	(. 43)
December 31, 2017	8.92	. 35	1.21	1.56	(. 32)	(. 19)
December 31, 2016	8.28	. 17	. 72	. 89	(. 25)	—
December 31, 2015	9.46	. 16	(. 50)	(. 34)	(. 13)	(. 71)
December 31, 2014	9.60	. 30	. 04	. 34	(. 32)	(. 16)
December 31, 2013	8.21	. 23	1.39	1.62	(. 23)	—

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 64

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 46)	9.52	. 11	55,329	. 41	. 15	0.51	10
(. 51)	9.97	17.67	55,946	. 43	. 14	3.72	35
(. 25)	8.92	10.85	48,164	. 40	. 12	1.97	21
(. 84)	8.28	(3.87)	48,051	. 39	. 11	1.73	31
(. 48)	9.46	3.48	52,403	. 40	. 10	3.04	25
(. 23)	9.60	19.81	50,254	. 41	. 10	2.55	17

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 65

Russell Investment Funds
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2018 were as follows:
Administration fees	$1,962
Transfer agent fees	203
Trustee fees	90
$2,255

Transactions (amounts in thousands) during the period ended June 30, 2018 with funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$1,707	$18	$136	$(80)	$84	$1,593	$—	$—
RIC Global Infrastructure Fund	1,636	74	495	15	(45)	1,185	1	—
RIF Global Real Estate Securities
Fund	300	501	56	(2)	(7)	736	12	—
RIC U. S. Defensive Equity Fund	3,990	79	264	7	63	3,875	8	—
RIC U. S. Dynamic Equity Fund	2,956	61	221	(1)	49	2,844	7	—
RIF U. S. Small Cap Equity Fund	8,076	709	872	—	(57)	7,856	151	438
RIF U. S. Strategic Equity Fund	3,197	170	238	2	(43)	3,088	42	72
RIC Global Opportunistic Credit
Fund	2,772	52	2,380	52	(58)	438	7	—
RIC Unconstrained Total Return
Fund	2,494	1,972	273	—	18	4,211	47	—
RIC Emerging Markets Fund	5,865	656	562	65	(476)	5,548	—	—
RIC Global Equity Fund	11,434	362	582	(20)	67	11,261	—	—
RIF International Developed Markets
Fund	10,004	566	493	24	(641)	9,460	53	265
U. S. Cash Management Fund	19	1	—	—	—	20	—	—
	$54,450	$5,221	$6,572	$62	$(1,046)	$52,115	$328	$775

Federal Income Taxes (Unaudited)

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$45,917,801
Unrealized Appreciation	$7,569,984
Unrealized Depreciation	(599,832)
Net Unrealized Appreciation (Depreciation)	$6,970,152

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

66 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — June 30, 2018 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate
(1) Monthly payment frequency
(2) Quarterly payment frequency
(3) Semi-annual payment frequency
(4) Annual payment frequency
(5) Payment at termination

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedule of Investments 67

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments, continued — June 30, 2018 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese yuan renminbi	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

68 Notes to Schedule of Investments

Russell Investment Funds
LifePoints® Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2018 (Unaudited)

(1) For the period ended June 30, 2018 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Notes to Financial Highlights 69

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2018 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds' approximate expected target strategic asset allocation effective on or about May 1, 2018 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S. Defensive Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC
Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond,
RIC Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC
Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.

		Asset Allocation*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Equity	29.5%	51%	70%	85%
Fixed Income	53%	38%	22%	7%
Multi-Asset	10%	4%	-%	-%
Alternative **	7.5%	7%	8%	8%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

70 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest

Notes to Financial Statements 71

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Indexed
Swap Rate (“OIS”) and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

For the period ended June 30, 2018, there was no movement between levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

72 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At June 30, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2015 through December 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Notes to Financial Statements 73

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

74 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2018	June 30, 2018
Moderate Strategy Fund	$5,194,256	$5,034,352
Balanced Strategy Fund	31,556,544	28,068,632
Growth Strategy Fund	26,558,817	21,434,191
Equity Growth Strategy Fund	7,195,210	7,187,826
	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2018	June 30, 2018
Moderate Strategy Fund	$5,198,851	$5,017,773
Balanced Strategy Fund	31,698,489	28,372,462
Growth Strategy Fund	26,737,195	21,673,531
Equity Growth Strategy Fund	7,220,785	7,217,624

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended June 30, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Notes to Financial Statements 75

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	March 31, 2018	June 30, 2018
Moderate Strategy Fund	$26,162,500	$11,257,579
Balanced Strategy Fund	102,637,500	113,194,933
Growth Strategy Fund	32,200,000	86,216,415
Equity Growth Strategy Fund	9,487,500	21,724,299

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2018	June 30, 2018
Moderate Strategy Fund	$38,341,251	$33,321,061
Balanced Strategy Fund	67,721,406	76,486,473
Growth Strategy Fund	55,414,444	95,512,928
Equity Growth Strategy Fund	16,835,245	24,545,890

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return
76 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

Notes to Financial Statements 77

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended June 30, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

78 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

	Credit Default Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2018	June 30, 2018
Moderate Strategy Fund	$7,900,000	$14,700,000
Balanced Strategy Fund	13,500,000	29,100,000
Growth Strategy Fund	23,800,000	6,800,000
Equity Growth Strategy Fund	3,400,000	1,400,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2018	June 30, 2018
Moderate Strategy Fund	$11,087,728	$11,206,336
Balanced Strategy Fund	44,861,003	45,530,179
Growth Strategy Fund	14,504,708	14,708,657
Equity Growth Strategy Fund	4,144,202	4,201,693

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Notes to Financial Statements 79

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. The Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the
Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Moderate Strategy Fund	$14,076,542	$18,504,703
Balanced Strategy Fund	18,352,733	33,781,992
Growth Strategy Fund	19,972,402	27,768,842
Equity Growth Strategy Fund	5,220,559	6,571,654

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

80 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2018, the Funds had invested
$48,210 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2018:

	Advisory	Administrative
Moderate Strategy Fund	$112,123	$23,826
Balanced Strategy Fund	290,158	61,659
Growth Strategy Fund	218,941	46,525
Equity Growth Strategy Fund	55,686	11,833

RIM has agreed to certain waivers of its advisory fees as follows:

For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2019, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2018, RIM waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$112,123	$375	$112,498
Balanced Strategy Fund	229,720	—	229,720
Growth Strategy Fund	170,659	—	170,659
Equity Growth Strategy Fund	55,686	15,933	71,619

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Notes to Financial Statements 81

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2018 were as follows:

Amount
Moderate Strategy Fund	$2,467
Balanced Strategy Fund	6,383
Growth Strategy Fund	4,817
Equity Growth Strategy Fund	1,225

Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 32 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.

For the period ended June 30, 2018, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$884,750.
5. Federal Income Taxes
At June 30, 2018, the Funds did not have any capital losses available for carryforwards.
6. Record Ownership
As of June 30, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Moderate Strategy Fund	1	89.8
Balanced Strategy Fund	1	90.3
Growth Strategy Fund	2	97.8
Equity Growth Strategy Fund	2	97.1

7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosure.

On July 5, 2018, the Board declared dividends payable from net investment income. Dividends were paid on July 6, 2018 to shareholder of record effective with the opening on July 5, 2018.

82 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Agreement —(Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
RIM (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The RIM Agreement was approved by the
Board on December 16, 2015 (the “Approval Date”) and subsequently approved by the respective shareholders of each Fund and it became effective on June 1, 2016 for an initial period of two years. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 21, 2018 (the “Agreement Evaluation Meeting”).
During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by
RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2)
information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and
(3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM in the case of the custom peer comparisons to be generally comparable to the Funds and the Underlying Funds. In the case of certain, but not all, Underlying Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIM, which changes were noted in the Third-
Party Information. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The
Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 24, 2018 (the “Agreement Information Review Meeting”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with the
Chief Executive Officer of Russell Investments (as defined below); met in an executive session with a representative of TA Associates
(as defined below); and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Agreement Evaluation Information. The Board met by conference telephone call in a private session with the Chief Executive Officer of Russell Investments on May 7, 2018 to review and discuss additional Agreement Evaluation
Information regarding organizational developments and plans. The additional Agreement Evaluation Information requested in the
April 24, 2018 meeting was received on May 8, 2018 and May 15, 2018. On May 15, 2018, the Independent Trustees met by
conference telephone call in private session with Independent Counsel to review the additional Agreement Evaluation Information. On
May 15, 2018, following the aforementioned conference call, the Board Chair met telephonically with representatives of management to request additional or revised Agreement Evaluation Information. The additional or revised Agreement Evaluation Information requested by the Board Chair on her May 15, 2018 conference call with representatives of management was received on May 18, 2018.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement

Basis for Approval of Investment Advisory Agreement 83

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the Agreements, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIM’s past expressed belief that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated Money Managers for the Underlying Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly in its discretion; (2) a non-
discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment.
Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.

The Board considered that RIM (rather than any Money Manager in the case of Underlying Funds) is responsible under the RIM
Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the three main asset classes – equities, fixed income and alternatives – and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical.
RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the Fund’s stated investment objectives and risks profile. In addition to investing in the Underlying Funds, RIM may seek to actively manage each Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives that RIM believes will achieve the desired exposures for the Fund. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds. The Board considered that, although RIM traditionally has managed
Underlying Fund exposures through the selection of and allocations to Money Managers, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in changes in RIM’s approach to its
Underlying Fund investment advisory services. In this regard, assets of each Underlying Fund generally have been allocated among
RIM and the multiple Money Manager strategies selected by RIM, subject to Board approval, for that Underlying Fund. RIM manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIM determines not to allocate to the Money Manager strategies and portions of an Underlying Fund during transitions between Money
Managers. The Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. In the case of non-discretionary Money Manager assignments, RIM itself manages portions of an Underlying Fund based upon model portfolios provided by the non-discretionary
Money Managers. In the case of non-discretionary Money Manager assignments for equity funds, RIM implements model equity portfolios through an “enhanced portfolio implementation,” or “emulation,” process designed to reduce trades and lower turnover, and provide more flexibility to manage tax impacts of trades. In all cases, Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.

In the case of Underlying Funds, RIM is responsible for selecting, subject to Board approval, Money Managers for each Underlying
Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIM itself. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIM (each, a “segment”)
in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. For each
Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

parameters and policies for the assets allocated to it and any specific investment restrictions; monitoring the performance of each
Money Manager and Fund; generally supervising compliance by each Money Manager with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Underlying Fund in a complementary manner. Therefore, RIM’s selection of
Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund has reflected, in great part, the performance of RIM in designing the Underlying Fund’s investment program, structuring the Underlying Fund, selecting effective Money Managers on a discretionary or non-discretionary basis, and allocating assets among the Money Managers or their strategies and RIM in a manner designed to achieve the investment objectives of the Underlying Fund. The Agreement Evaluation Information noted the broad array of investment management services provided to the Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Underlying
Funds by Money Managers. RIM has advised the Board that while its portfolio construction process is “investment led,” it establishes a reasonable Money Manager fee target (“Fee Target”) for each Underlying Fund to provide a cost framework for portfolio construction.
RIM in the Agreement Evaluation Information advised the Board that Money Manager fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the Board that it uses a number of tools in the portfolio construction process to meet a Fund’s objective taking into account the
Fee Target including the selection of Money Managers, allocation of assets among Money Managers, allocation of assets to itself, Money
Manager fee negotiations and guideline customization. RIM has advised the Board that Fee Targets for particular Underlying Funds may be adjusted (higher or lower) from time to time.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIM’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of these
Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the manager-of-managers structure of the Underlying Funds.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Underlying Funds and the possibility that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;

2. The advisory fee paid by the Fund or the Underlying Fund to RIM (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Underlying Funds, the fact that RIM pays the fees for Money Managers of such Fund out of its Advisory Fee;

3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;

4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;

5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and

6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM the impact on the Funds of changes in RIM’s senior management and other personnel providing investment management and other services to the Funds and the Underlying Funds since the Approval Date and changes, and proposed changes, to the operational and data infrastructure supporting the services provided by RIM to the Funds and the Underlying Funds and the
impact of delays and challenges that have been experienced in implementing such changes on the Funds and the Underlying Funds.
The Board was not advised of any diminution in the nature, scope or quality of the investment advisory or other services provided to the
Funds or the Underlying Funds resulting or expected to result from such changes. The Board also discussed with the Chief Compliance
Officer of the Funds (the “CCO”) whether personnel and other resources made available to her are adequate for the maintenance of the Funds’ compliance program and the impact of organizational changes on the compliance programs of the Funds, the Underlying
Funds and RIM. The Board received assurances from the CCO that organizational and other changes since the Approval Date have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds, although the CCO had previously noted her concerns as to the effectiveness of some aspects of the compliance program in connection with the portions of Underlying Funds that are managed directly by RIM and other new and more complex investment products and investment strategies. She and RIM senior management have advised the Board that measures, including the aforementioned operational and data infrastructure changes, are in process that should better accommodate these new and more complex investment products and strategies.

Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”).
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement
Information Review Meeting, the Board met in executive session with a representative of TA Associates to discuss the status of its indirect investment in RIM. The Board was not advised of any change in TA Associates’ plans regarding its ownership interest in
Russell Investments.

As noted above, RIM, in addition to managing the investment of each Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Underlying Funds pursuant to the RIM Agreement, the actual allocation of Underlying
Fund assets among Money Managers and RIM being determined from time to time by the RIM portfolio manager. The nature and scope of RIM’s direct management of Underlying Fund assets has evolved over the past several years. RIM utilizes quantitative and/
or rules-based processes and qualitative analysis to assess Underlying Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling
(strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIM’s Direct Management

86 Basis for Approval of Investment Advisory Agreement

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

Services generally are not intended to be a primary driver of Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Underlying Funds to carry out their investment programs. The Board has been advised that RIM intends to continue to expand its Direct Management
Services. In connection with this expansion, RIM expects that a larger portion of certain Underlying Funds will be managed directly by RIM pursuant to the Direct Management Services. The Board considered that RIM is not required to pay investment advisory fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Underlying Funds consequently may be increased, although RIM may incur additional costs in providing Direct
Management Services. Such increased profits ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. RIM advised the Board that, while its portfolio construction process is “investment led,” allocations, or increased allocations, of Underlying Fund assets to Direct Management
Services, together with Money Manager selection, allocations among Money Managers, renegotiation of Money Manager fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money
Manager fee reduction may reduce its costs of providing investment advisory services to the Underlying Funds, which would benefit
RIM. The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. The Board, however, also considered information provided by RIM as to the potential benefits of the Direct Management Services to Underlying Funds; and the fact that the aggregate
Advisory Fees paid by the Underlying Funds are not increased as a result of RIM’s direct management of Underlying Fund assets as part of the Direct Management Services or otherwise. RIM also noted in the Agreement Evaluation Information that it is implementing a more concentrated pool of Money Managers eligible for selection for Underlying Funds with the primary objective of achieving higher conviction in the Underlying Funds’ Money Manager lineups. RIM, however, will also benefit from this initiative in the form of potential Money Manager fee savings and increased internal efficiencies. The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds.

In evaluating the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain
Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each
Fund had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first or second quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.

RIM also advised the Board that although its profitability generally and from its relationships with the Funds and Underlying Funds improved in 2017, its pre-tax “margins” in providing investment advisory services to the Underlying Funds remain near the bottom compared to the margins of public management company peers. RIM expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each
Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board has engaged, and continues to engage in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds and Underlying Funds relative to their respective
Comparable Funds through Advisory Fee waivers or expense caps.

Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by a few insurance companies. The Funds are primarily available through, and their assets are primarily attributed to, The Northwestern
Mutual Life Insurance Company (“Northwestern Mutual”). At the Agreement Evaluation Meeting, RIM expressed its belief that
Northwestern Mutual intends to continue to make the Funds available to its Insurance Contract Holders. However, the Board received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the
Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM has advised the Board that, while it is assessing other potential opportunities, it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near term s. Notwithstanding this expectation, RIM expressed its belief that the Funds will remain viable in the near term. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.

With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been changed since the Approval Date.

The Board also considered that, since the Approval Date, RIM has renegotiated fees with certain Money Managers; changed certain
Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money Managers for each Underlying Fund; and increased its allocations to direct management of various Underlying Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the Underlying Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in Money Manager fees paid by RIM in respect of an Underlying Fund accrues to RIM, rather than such Fund. The Board also considered that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund.

The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIM also noted
that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each Fund ranked in the first or second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense
Universe funds.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Evaluation Meetings by RIM, the Board, in respect of each
Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition of the Expense Universe and investment strategies of its respective Comparable Funds and in light of other factors discussed above, (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) except as noted above, the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by

88 Basis for Approval of Investment Advisory Agreement

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to Insurance Contract Holders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money Manager investment advisory fees.

The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with continuation of the RIM Agreement.
The Board noted RIM’s advice that a key objective of the strategies pursued on behalf of the Underlying Funds is an improvement in the consistency of their returns over time relative to Comparable Funds that are not multi-manager. In assessing the performance of the
Funds and the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2017 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and Underlying Funds generally, the
Board took into consideration various steps taken by RIM since the Approval Date to enhance the performance of certain Underlying
Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management
Services and other strategies, which may not yet be fully reflected in Underlying Fund investment results.

With respect to the Moderate Strategy Fund and Equity Growth Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2017. With respect to the Balanced Strategy Fund and Growth Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the third quintile of its Performance Universe for the 3-year period ended December 31, 2017. The Board considered RIM’s explanation that the underperformance of the Moderate Strategy Fund and Equity Growth Strategy Fund relative to their respective peer groups was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that these Funds have exposure to more diversified growth-oriented asses classes beyond traditional equities (such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities), which are intended to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes, particularly to commodities, were headwinds relative to peers. The Board also considered RIM’s explanation that Funds have a higher non-U.S. equity allocation and less U.S. bias than peers, which negatively impacted peer-relative performance during the period.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’
performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIM’s expressed belief that the use of multi-manager strategies generally results in lower volatility and lower tracking error. The Board also considered the
Money Manager changes that have been made since the Approval Date and that the performance of Money Managers continues to impact performance of the Funds and Underlying Funds for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Underlying Funds. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Evaluation Meetings and prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.

At the Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with Money
Managers for the Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money
Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC,
the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money
Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a Money Manager may execute trades. The
Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)

Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money
Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The
Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO may from time to time request that money managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement
Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions.

RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend termination of certain Money Managers to the Board at the May 22, 2018 meeting.

Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

* * *

In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Underlying
Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

90 Basis for Approval of Investment Advisory Agreement

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Shareholder Requests for Additional Information — June 30, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iii) also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public Reference
Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling
1-202-551-8090.

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

Shareholder Requests for Additional Information 91

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has
9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms.
Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, President,
		until successor	Russell Investments Fund Services,
		is chosen and	LLC (“RIFUS”)
		qualified by	• Director, RIM.
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

92 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lean Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Regent, University of Washington		utilities)
			• President, Kristianne Gates Blake,		• Until May
			P. S. (accounting services)		2017, Director
			• Until June 2014, Director, Ecova		Avista Corp
			(total energy and sustainability		(electric
			management)		Utilities)
			• Until December 2013, Trustee		• Until June
			and Chairman of the Operations		2014,
			Committee, Principal Investors Funds		Director,
			and Principal Variable Contracts		Ecova (total
			Funds (investment company)		energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 93

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

* Each Trustee is subject to mandatory retirement at age 75.

94 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 95

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2018 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101

96 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Adviser and Service Providers — June 30, 2018 (Unaudited)

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Mark Spina	Agent
Independent Trustees	Russell Investments Fund Services, LLC
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Katherine W. Krysty	State Street Bank and Trust Company
Raymond P. Tennison, Jr.	1 Heritage Drive
Jack R. Thompson	North Quincy, MA 02171
Trustee Emeritus	Office of Shareholder Inquiries
George F. Russell, Jr.	1301 Second Avenue
Officers	Seattle, WA 98101
Mark Spina, President and Chief Executive Officer	(800) 787-7354
Mark E. Swanson, Treasurer, Chief Accounting Officer and	Legal Counsel
Chief Financial Officer	Dechert LLP
Cheryl Wichers, Chief Compliance Officer	One International Place, 40th Floor
Jeffrey T. Hussey, Chief Investment Officer	100 Oliver Street
Mary Beth R. Albaneze, Secretary	Boston, MA 02110
Adviser	Distributor
Russell Investment Management, LLC	Russell Investments Financial Services, LLC
1301 Second Avenue	1301 Second Avenue
Seattle, WA 98101	Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers 97

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

(b) (b) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

`

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Funds

Date: August 22, 2018